As filed with the Securities and Exchange Commission on August 30, 2022
Registration Nos. 333-53432
811-10263

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 90	☒
and
REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 92	☒
(Check appropriate box or boxes)

GUIDESTONE FUNDS
(Exact name of registrant as specified in charter)

5005 Lyndon B Johnson Freeway, Suite 2200
Dallas, TX 75244-6152
(Address of Principal Executive Offices)
(Zip Code)
Registrant’s Telephone Number, including Area Code: (214) 720-4640
Copies to:
Matthew A. Wolfe, Esq. GuideStone Financial Resources of the Southern Baptist Convention 5005 Lyndon B Johnson Freeway, Suite 2200 Dallas, TX 75244-6152 (Name and Address of Agent for Service)	Alison M. Fuller, Esq. Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871 Telephone: (202) 419-8412

It is proposed that this filing will become effective:
☐	immediately upon filing pursuant to paragraph (b)
☒	on August 31, 2022 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus
August 31, 2022

	INSTITUTIONAL	INVESTOR
SELECT FUNDS
Value Equity Index Fund	GVIYX	GVIZX
Growth Equity Index Fund	GEIYX	GEIZX
This Prospectus contains important information about the Funds, including information on investment policies, risks and fees. For your own benefit and protection, you should read it before you invest and keep it on hand for future reference.
These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (the “SEC”), nor has the SEC determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a criminal offense.

Table of Contents
A look at the objectives, fees and expenses, strategies and performance and main risks of each Fund.

Fund Summaries
Select Funds
Value Equity Index Fund	4
Growth Equity Index Fund	8
Summary of Other Important Fund Information	12
Additional Information Regarding the Funds	13
Additional Information About Principal Strategies & Risks	14

Details about the Funds' management and service providers.

Management of the Funds	16
Adviser	16
Sub-Advisers	17
Service Providers	18

Policies and instructions for opening, maintaining and closing an account.

Do you have questions about terms we use in this Prospectus?
For information about key terms and concepts, look for our explanations shown in boxes. For definitions of investment terms, refer to the glossary in the back of this Prospectus.
 | 3

GuideStone Funds Value Equity Index Fund	Institutional GVIYX
Investor GVIZX
Investment Objective
The Value Equity Index Fund seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the Russell 1000® Value Index.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Value Equity Index Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management fee	0.10%	0.10%
Other expenses(1)	0.17%	1.54%
Total annual Fund operating expenses	0.27%	1.64%
Fee waiver(2)	(0.07)%	(1.17)%
Total annual Fund operating expenses (after fee waiver)	0.20%	0.47%
(1)
Other expenses for the Investor Class are based on estimated amounts for the current fiscal year.
(2)
The Adviser has agreed to pay, waive or assume expenses to the extent needed to limit total annual operating expenses (without regard to any expense reductions realized through the use of directed brokerage) excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and expenses incurred in connection with the short sales of securities to 0.20% for the Institutional Class and 0.47% for the Investor Class (the “Expense Limitation”). This Expense Limitation applies to Fund operating expenses only and will remain in place until April 30, 2024. If expenses fall below the levels noted above within three years from the date on which the Adviser made such payment, waiver or assumption, the Fund may reimburse the Adviser so long as the reimbursement does not cause the Fund to exceed the Expense Limitation on the date on which: (i) the expenses were paid, waived or assumed; or (ii) the reimbursement would be made, whichever is lower. The contractual Expense Limitation can only be terminated by the Board of Trustees of GuideStone Funds.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense example shows the impact of fee waivers or repayments only for the first year and is calculated assuming total annual Fund operating expenses, prior to waivers or repayments, for the third year. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	Institutional Class	Investor Class
1 Year	$20	$48
3 Years	$80	$403

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. Portfolio turnover for the Fund’s last fiscal year is not provided because the Fund has not commenced operations prior to the date of this Prospectus.
4 | GuideStone Funds Prospectus

Principal Investment Strategies
•
Under normal market conditions, the Fund will invest substantially all, and normally at least 80% of its total assets, in the equity securities (primarily common stocks and stock index derivatives) included in the Russell 1000® Value Index, in weightings that approximate the relative composition of the securities contained in the Russell 1000® Value Index.
•
The Fund may invest to a lesser extent in derivative instruments, including exchange listed futures, that are based on:
•
The Russell 1000® Value Index;
•
Companies included in the Russell 1000® Value Index; or
•
Stock indexes comparable to the Russell 1000® Value Index.
•
The Russell 1000® Value Index measures the performance of the large capitalization value segment of the U.S. equity universe. It includes those Russell 1000® companies with relatively lower price-to-book ratios, lower Institutional Brokers’ Estimate System forecast medium-term (i.e., two year) growth and lower sales per share historical growth (i.e., five years). The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer to the large capitalization value segment. The index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics.
•
The Fund is passively managed, which means it tries to duplicate the investment composition and performance of the Russell 1000® Value Index using computer programs and statistical procedures. As a result, the Sub-Adviser does not use traditional methods of fund investment management for the Fund, such as selecting securities on the basis of economic, financial and market analysis. Rather, the Sub-Adviser buys and sells securities in response to changes in the Russell 1000® Value Index. The Fund generally uses a replication method to track the Russell 1000® Value Index, but will exclude securities as required by the Fund’s faith-based investment policies and restrictions. Because the Fund has fees and transaction expenses (while the Russell 1000® Value Index has none), returns are likely to be below those of the Russell 1000® Value Index.
•
The correlation between the Fund’s performance and the Russell 1000® Value Index is expected to be greater than 98%. However, it could be lower in certain market environments and due to certain stocks that may be excluded from the Fund’s portfolio because of faith-based investment policies and restrictions (100% would indicate perfect correlation).
•
Pursuing its investment strategy to duplicate the investment composition of the Russell 1000® Value Index may at times cause the Fund to focus its investments in one or a few particular economic sectors.
•
The Fund may invest its uninvested cash in high-quality, short-term debt securities, which may include repurchase agreements and high-quality money market instruments, and also may invest uninvested cash in the GuideStone Funds Money Market Fund.
•
The Fund uses one or more Sub-Advisers to manage its portfolio under the oversight of the Adviser. The Adviser recommends sub-adviser selections to the Board of Trustees of GuideStone Funds based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio while minimizing risk to the extent possible.
•
In accordance with the Adviser’s Christian values, the Fund may not invest in any company that is publicly recognized, as determined by GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”), as being in the alcohol, tobacco, gambling, pornography or abortion industries, or any company whose products, services or activities are publicly recognized as being incompatible with the moral and ethical posture of GuideStone Financial Resources.
Principal Investment Risks
An investment in the Fund involves risks that can significantly affect the Fund’s performance, including Market Risk, Faith-Based Investing Risk, Equity Risk and Index Strategy Risk. Descriptions of these and other principal risks of investing in the Fund are provided below. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
There is no guarantee that the equity market or the equity securities that the Fund buys will increase in value. It is possible to lose money by investing in the Fund.
•
Controlling Voting Interest Risk: In accordance with the GuideStone Funds Trust Instrument, GuideStone Financial Resources will, at all times, directly or indirectly own, control or hold with power to vote at least 60% of the outstanding shares of GuideStone Funds. This means that GuideStone Financial Resources will control the vote on any matter that requires the approval of a majority of the outstanding shares of GuideStone Funds.
•
Derivatives Risk: Derivatives involve risks different from, and in some respects greater than, those associated with investing directly in securities, currencies or other instruments. Derivatives may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. There may be imperfect correlation between a derivative and the reference instrument underlying the derivative. Derivatives involve counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. That
GuideStone Funds Prospectus | 5

risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are centrally cleared. However, derivatives traded on organized exchanges and/or through clearing organizations involve the possibility that the futures commission merchant or clearing organization will default in the performance of its obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
•
Equity Risk: Stocks and other equity securities generally fluctuate in value more than fixed income securities and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles with periods of rising and falling prices. The market value of a stock may fall due to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.
•
Faith-Based Investing Risk: The Fund’s faith-based investment policies and restrictions may prevent the Fund from investing in certain securities which comprise the index, which may cause the Fund to have lower performance than the index and contribute to a lower correlation between the performance of the Fund and the index. In evaluating an investment, the Adviser or Sub-Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the factors relevant to a particular investment. Therefore, there can be no assurance that the performance of the index strategy will match that of the benchmark index.
•
Index Strategy Risk: The Fund employs an index strategy, that is, it generally invests in the securities included in its index or a representative sample of such securities regardless of market trends. The Fund generally will not modify its index strategy to respond to changes in the economy, which means that it may be particularly susceptible to a general decline in the market segment relating to the relevant index. To the extent the companies represented in the index are concentrated in particular sectors or industries, the Fund is subject to investment concentration risk. In addition, although the index strategy attempts to closely track its benchmark index, the Fund may not invest in all of the securities in the index. Also, the Fund’s fees and expenses will reduce the Fund’s returns, unlike those of the benchmark index. Cash flow into and out of the Fund, portfolio transaction costs, changes in the securities that comprise the index, and the Fund’s valuation procedures also may affect the Fund’s performance. Therefore, there can be no assurance that the performance of the index strategy will match that of the benchmark index.
•
Large Capitalization Companies Risk: There is a risk that large capitalization stocks may not perform as well as other asset classes or the U.S. stock market as a whole.
Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
•
Large Shareholder Transactions Risk: The Fund may experience adverse effects when certain large shareholders, including institutional accounts managed by the Adviser’s affiliates, as well as other series of GuideStone Funds (i.e., funds) that invest in the Fund, purchase or redeem large amounts of Fund shares. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions also will increase the distribution of taxable income to shareholders if sales of portfolio investments result in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
•
Market Risk: The Fund’s value will go up and down in response to changes in the market value of its investments, sometimes rapidly and unpredictably. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. Changes in the financial condition of a single issuer can impact the market as a whole. Geopolitical risks, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil, may lead to instability in world economies and markets, may lead to increased market volatility and may have adverse long-term effects. Local, regional or global events such as the spread of infectious illnesses or other public health issues, recessions, natural disasters or other events could have a significant impact on the Fund and its investments. In addition, markets and market participants are increasingly reliant upon information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access and similar circumstances may have an adverse impact upon a single issuer, a group of issuers or the market at-large.
•
New Fund Risk: The Fund is new with limited operating history, and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may not be able to achieve its investment objective. The Fund may not be successful in implementing its investment strategy.
•
Sector Concentration Risk: Although the Fund will not concentrate in any particular industry, it may be heavily
6 | GuideStone Funds Prospectus

invested in a particular economic sector. If the Fund focuses on one or a few sectors, its performance is likely to be disproportionately affected by developments that significantly affect that sector, including market, economic, political or regulatory developments. Individual sectors may be more volatile and may perform differently than the broader market. The Fund’s performance may also suffer if a sector does not perform as well as a Sub-Adviser expected. Prices of securities in the same sector often change collectively regardless of the merits of individual companies.
•
Sub-Adviser Risk: The performance of the Fund will depend on how successfully its Sub-Adviser pursues its investment strategies.
•
Value Investing Risk: There is a risk that value-oriented investments may not perform as well as the rest of the stock market as a whole. Value stocks may remain undervalued or may decrease in value during a given period or may not ever realize what the investment manager believes to be their full value.
Performance
The Fund is new and does not have a full calendar year of performance. Once it has a full calendar year of performance, total return information will be presented. Updated performance information is available on the Trust's website at GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).
Management
Investment Adviser and Portfolio Manager
GuideStone Capital Management, LLC

Brandon Pizzurro, CFP® Director of Public Investments	Since August 2022

David S. Spika, CFA President and Chief Investment Officer	Since August 2022
Sub-Adviser and Portfolio Managers
Legal & General Investment Management America, Inc.
David Barron, CFA, CAIA Head of U.S. Index Solutions	Since August 2022
Aodhagán Byrne, CFA Senior Portfolio Manager	Since August 2022
Joe LaPorta Portfolio Manager	Since August 2022
Michael O’Connor Senior Portfolio Manager	Since August 2022
Craig Parker, CFA Portfolio Manager	Since August 2022
Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries
For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to “Summary of Other Important Fund Information” beginning on page 12.
GuideStone Funds Prospectus | 7

GuideStone Funds Growth Equity Index Fund	Institutional GEIYX
Investor GEIZX
Investment Objective
The Growth Equity Index Fund seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the Russell 1000® Growth Index.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Growth Equity Index Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management fee	0.10%	0.10%
Other expenses(1)	0.17%	1.54%
Total annual Fund operating expenses	0.27%	1.64%
Fee waiver(2)	(0.07)%	(1.17)%
Total annual Fund operating expenses (after fee waiver)	0.20%	0.47%
(1)
Other expenses for the Investor Class are based on estimated amounts for the current fiscal year.
(2)
The Adviser has agreed to pay, waive or assume expenses to the extent needed to limit total annual operating expenses (without regard to any expense reductions realized through the use of directed brokerage) excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and expenses incurred in connection with the short sales of securities to 0.20% for the Institutional Class and 0.47% for the Investor Class (the “Expense Limitation”). This Expense Limitation applies to Fund operating expenses only and will remain in place until April 30, 2024. If expenses fall below the levels noted above within three years from the date on which the Adviser made such payment, waiver or assumption, the Fund may reimburse the Adviser so long as the reimbursement does not cause the Fund to exceed the Expense Limitation on the date on which: (i) the expenses were paid, waived or assumed; or (ii) the reimbursement would be made, whichever is lower. The contractual Expense Limitation can only be terminated by the Board of Trustees of GuideStone Funds.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense example shows the impact of fee waivers or repayments only for the first year and is calculated assuming total annual Fund operating expenses, prior to waivers or repayments, for the third year. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	Institutional Class	Investor Class
1 Year	$20	$48
3 Years	$80	$403

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. Portfolio turnover for the Fund’s last fiscal year is not provided because the Fund has not commenced operations prior to the date of this Prospectus.
8 | GuideStone Funds Prospectus

Principal Investment Strategies
•
Under normal market conditions, the Fund will invest substantially all, and normally at least 80% of its total assets, in the equity securities (primarily common stocks and stock index derivatives) included in the Russell 1000® Growth Index, in weightings that approximate the relative composition of the securities contained in the Russell 1000® Growth Index.
•
The Fund may invest to a lesser extent in derivative instruments, including exchange listed futures, that are based on:
•
The Russell 1000® Growth Index;
•
Companies included in the Russell 1000® Growth Index; or
•
Stock indexes comparable to the Russell 1000® Growth Index.
•
The Russell 1000® Growth Index measures the performance of the large capitalization growth segment of the U.S. equity universe. It includes those Russell 1000® companies with relatively higher price-to-book ratios, higher Institutional Brokers’ Estimate System forecast medium-term (i.e., two year) growth and higher sales per share historical growth (i.e., five years). The Russell 1000® Growth Index is constructed to provide a comprehensive and unbiased barometer to the large capitalization growth segment. The index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics.
•
The Fund is passively managed, which means it tries to duplicate the investment composition and performance of the Russell 1000® Growth Index using computer programs and statistical procedures. As a result, the Sub-Adviser does not use traditional methods of fund investment management for the Fund, such as selecting securities on the basis of economic, financial and market analysis. Rather, the Sub-Adviser buys and sells securities in response to changes in the Russell 1000® Growth Index. The Fund generally uses a replication method to track the Russell 1000® Growth Index, but will exclude securities as required by the Fund’s faith-based investment policies and restrictions. Because the Fund has fees and transaction expenses (while the Russell 1000® Growth Index has none), returns are likely to be below those of the Russell 1000® Growth Index.
•
The correlation between the Fund’s performance and the Russell 1000® Growth Index is expected to be greater than 98%. However, it could be lower in certain market environments and due to certain stocks that may be excluded from the Fund’s portfolio because of faith-based investment policies and restrictions (100% would indicate perfect correlation).
•
Pursuing its investment strategy to duplicate the investment composition of the Russell 1000® Growth Index may at times cause the Fund to focus its investments in one or a few particular economic sectors.
•
The Fund may invest its uninvested cash in high-quality, short-term debt securities, which may include repurchase agreements and high-quality money market instruments, and also may invest uninvested cash in the GuideStone Funds Money Market Fund.
•
The Fund uses one or more Sub-Advisers to manage its portfolio under the oversight of the Adviser. The Adviser recommends sub-adviser selections to the Board of Trustees of GuideStone Funds based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio while minimizing risk to the extent possible.
•
In accordance with the Adviser’s Christian values, the Fund may not invest in any company that is publicly recognized, as determined by GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”), as being in the alcohol, tobacco, gambling, pornography or abortion industries, or any company whose products, services or activities are publicly recognized as being incompatible with the moral and ethical posture of GuideStone Financial Resources.
Principal Investment Risks
An investment in the Fund involves risks that can significantly affect the Fund’s performance, including Market Risk, Faith-Based Investing Risk, Equity Risk and Index Strategy Risk. Descriptions of these and other principal risks of investing in the Fund are provided below. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
There is no guarantee that the equity market or the equity securities that the Fund buys will increase in value. It is possible to lose money by investing in the Fund.
•
Controlling Voting Interest Risk: In accordance with the GuideStone Funds Trust Instrument, GuideStone Financial Resources will, at all times, directly or indirectly own, control or hold with power to vote at least 60% of the outstanding shares of GuideStone Funds. This means that GuideStone Financial Resources will control the vote on any matter that requires the approval of a majority of the outstanding shares of GuideStone Funds.
•
Derivatives Risk: Derivatives involve risks different from, and in some respects greater than, those associated with investing directly in securities, currencies or other instruments. Derivatives may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. There may be imperfect correlation between a derivative and the
GuideStone Funds Prospectus | 9

reference instrument underlying the derivative. Derivatives involve counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are centrally cleared. However, derivatives traded on organized exchanges and/or through clearing organizations involve the possibility that the futures commission merchant or clearing organization will default in the performance of its obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
•
Equity Risk: Stocks and other equity securities generally fluctuate in value more than fixed income securities and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles with periods of rising and falling prices. The market value of a stock may fall due to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.
•
Growth Investing Risk: Growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth investing also is subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated, regardless of movements in the securities market. Growth stocks also tend to be more volatile than value stocks, so in a declining market, their prices may decrease more than value stocks in general.
•
Faith-Based Investing Risk: The Fund’s faith-based investment policies and restrictions may prevent the Fund from investing in certain securities which comprise the index, which may cause the Fund to have lower performance than the index and contribute to a lower correlation between the performance of the Fund and the index. In evaluating an investment, the Adviser or Sub-Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the factors relevant to a particular investment. Therefore, there can be no assurance that the performance of the index strategy will match that of the benchmark index.
•
Index Strategy Risk: The Fund employs an index strategy, that is, it generally invests in the securities included in its index or a representative sample of such securities regardless of market trends. The Fund generally will not modify its index strategy to respond to changes in the economy, which means that it may be particularly susceptible to a general decline in the market segment relating to the relevant index. To the extent the companies represented in the index are concentrated in particular sectors or industries, the Fund is subject to investment concentration risk. In addition, although the index strategy attempts to closely track its benchmark index, the Fund may not invest in all of the securities in the index. Also, the Fund’s fees and expenses will reduce the Fund’s returns, unlike those of the benchmark index. Cash flow into and out of the Fund, portfolio transaction costs, changes in the securities that comprise the index, and the Fund’s valuation procedures also may affect the Fund’s performance. Therefore, there can be no assurance that the performance of the index strategy will match that of the benchmark index.
•
Large Capitalization Companies Risk: There is a risk that large capitalization stocks may not perform as well as other asset classes or the U.S. stock market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
•
Large Shareholder Transactions Risk: The Fund may experience adverse effects when certain large shareholders, including institutional accounts managed by the Adviser’s affiliates, as well as other series of GuideStone Funds (i.e., funds) that invest in the Fund, purchase or redeem large amounts of Fund shares. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions also will increase the distribution of taxable income to shareholders if sales of portfolio investments result in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
•
Market Risk: The Fund’s value will go up and down in response to changes in the market value of its investments, sometimes rapidly and unpredictably. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. Changes in the financial condition of a single issuer can impact the market as a whole. Geopolitical risks, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil, may lead to instability in world economies and markets, may lead to increased market volatility and may have adverse long-term effects. Local, regional or global events such as the spread of infectious illnesses or other public health issues, recessions, natural disasters or other events could have a significant impact on the Fund and its investments. In addition, markets and market participants are increasingly
10 | GuideStone Funds Prospectus

reliant upon information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access and similar circumstances may have an adverse impact upon a single issuer, a group of issuers or the market at-large.
•
New Fund Risk: The Fund is new with limited operating history, and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may not be able to achieve its investment objective. The Fund may not be successful in implementing its investment strategy.
•
Sector Concentration Risk: Although the Fund will not concentrate in any particular industry, it may be heavily invested in a particular economic sector. If the Fund focuses on one or a few sectors, its performance is likely to be disproportionately affected by developments that significantly affect that sector, including market, economic, political or regulatory developments. Individual sectors may be more volatile and may perform differently than the broader market. The Fund’s performance may also suffer if a sector does not perform as well as a Sub-Adviser expected. Prices of securities in the same sector often change collectively regardless of the merits of individual companies.
•
Sub-Adviser Risk: The performance of the Fund will depend on how successfully its Sub-Adviser pursues its investment strategies.
Performance
The Fund is new and does not have a full calendar year of performance. Once it has a full calendar year of performance, total return information will be presented. Updated performance information is available on the Trust's website at GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).
Management
Investment Adviser and Portfolio Manager
GuideStone Capital Management, LLC

Brandon Pizzurro, CFP® Director of Public Investments	Since August 2022

David S. Spika, CFA President and Chief Investment Officer	Since August 2022
Sub-Adviser and Portfolio Managers
Legal & General Investment Management America, Inc.
David Barron, CFA, CAIA Head of U.S. Index Solutions	Since August 2022
Aodhagán Byrne, CFA Senior Portfolio Manager	Since August 2022
Joe LaPorta Portfolio Manager	Since August 2022
Michael O’Connor Senior Portfolio Manager	Since August 2022
Craig Parker, CFA Portfolio Manager	Since August 2022
Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries
For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to “Summary of Other Important Fund Information” beginning on page 12.
GuideStone Funds Prospectus | 11

Summary of Other Important Fund Information
Purchase and Sale of Fund Shares
Purchase of Fund Shares
Investor Class Shares: Any individual or entity may invest in Investor Class shares by making a minimum initial investment of $1,000. The $1,000 initial purchase minimum applies separately to each fund of GuideStone Funds (the “Trust”) that you own. In addition, the following minimums apply to subsequent purchases of Investor Class shares of a Fund (however, if you have implemented GuideStone Advisors’ investment advice, minimum subsequent purchase requirements do not apply):
Minimum Subsequent Purchases
Automatic Investment Plans	$100
Exchanges from another Fund	$250
Individual Retirement Accounts (“IRAs”)	$100
GuideStone Investment Accounts and Uniform Gifts/Transfers to Minors Accounts	$100
Institutional Class Shares: Institutional Class shares are available for purchase directly from a Fund by any individual or entity by making a minimum initial investment of $1,000,000 (there is no minimum subsequent investment) in the funds of the Trust in the aggregate, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Trust or its affiliate(s). In addition, investors that hold Institutional Class shares of the funds of the Trust that were acquired prior to May 1, 2014, remain eligible to purchase and hold Institutional Class shares irrespective of whether their initial investment exceeded $1,000,000.
Participant-directed employee benefit plans that are not serviced by GuideStone Financial Resources are not eligible to purchase Institutional Class shares directly from the Funds but may do so through certain authorized financial intermediaries. If Institutional Class shares are purchased through a GuideStone-Serviced Plan or a participant-directed employee benefit plan serviced by an authorized financial intermediary other than GuideStone Financial Resources, the policies, procedures and minimum investment requirements relating to these purchases will differ from those set forth herein, and additional fees may apply to your investment in the Fund(s). A “GuideStone-Serviced Plan” means an employee benefit plan that allows its participants to direct their own investments, and through which recordkeeping and other administrative services are provided by GuideStone Financial Resources under an agreement permitting the purchase of Institutional Class shares. For more information about Institutional Class shares, please contact GuideStone at 1-888-GS-FUNDS (1-888-473-8637).
At the discretion of the Trust’s officers, the minimum investment requirements for any class of shares may be waived.
Sale of Fund Shares
Shares of a Fund are redeemable, and may be redeemed on any business day, through the website at GuideStoneFunds.com; by mail at GuideStone Funds, P.O. Box 9834, Providence, RI 02940-9886 (for overnight delivery, GuideStone Funds, c/o BNY Mellon Investment Servicing (US) Inc., 4400 Computer Drive, Westborough, MA 01581-1722); or by telephone at 1-888-GS-FUNDS (1-888-473-8637). (Purchases and redemptions by telephone are only permitted if you establish these options on your account.) You may also purchase or redeem shares of a Fund through certain other financial intermediaries. You may be charged a fee for effecting transactions through these financial intermediaries.
Tax Information
Generally, a Fund’s distributions are taxable to you as ordinary income or long-term capital gains, except when your investment in a Fund is made through a 403(b) plan, a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged arrangement, from which withdrawals may be taxed as ordinary income.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of a Fund through a broker-dealer or other financial intermediary, the Fund or its related companies may pay the intermediary for the sale of the Fund’s shares and for certain servicing and administrative functions. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
12 | GuideStone Funds Prospectus

Additional Information Regarding the Funds

What is a mutual fund?
A mutual fund pools shareholders’ money and, using professional management, invests in securities like stocks and bonds.

Who is the Adviser?
GuideStone Capital Management, LLC (the “Adviser”) serves as the investment adviser to the Funds. The Adviser is an affiliate of GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial
Resources”). Rather than making the day-to-day investment decisions for the Funds, the Adviser retains the services of other investment management firms to do so. The Adviser may, from time to time, elect to trade individual stocks, fixed income securities, private placements, third-party mutual funds or exchange-traded funds (“ETFs”) for a Fund.

Each Fund uses an investment management firm (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) to manage its assets. The Adviser reviews the Sub-Advisers’ performance, allocates the assets of a Fund to the Sub-Adviser(s) and makes recommendations to the Board of Trustees (“Board of Trustees”) of GuideStone Funds (the “Trust”) regarding changes to Sub-Advisers. The Funds may change a Sub-Adviser without shareholder approval.
Changes to Investment Objective: Each Fund’s investment objective is not a fundamental policy and may be changed by the Board of Trustees without shareholder approval.
Faith-Based Investing: In accordance with the Adviser's Christian values, no Fund may invest in any company that is publicly recognized, as determined by GuideStone Financial Resources, as being in the alcohol, tobacco, gambling, pornography or abortion industries, or any company whose products, services or activities are publicly recognized as being incompatible with the moral and ethical posture of GuideStone Financial Resources. The Adviser receives and analyzes information from multiple sources on the products and services of companies in a Fund's investment universe, and utilizes this information to determine which companies should be prohibited for investment by it or a Sub-Adviser. The Funds may not be able to take advantage of certain investment opportunities due to these restrictions. These investment restrictions may only be changed by the vote of the majority of the outstanding shares of the Trust, and not an individual Fund. A “majority of the outstanding shares of the Trust” is defined as greater than 50% of the shares shown on the books of the Trust or its transfer agent as then issued and outstanding, voted in the aggregate, but does not include shares which have been repurchased or redeemed by the Trust.
Control by GuideStone Financial Resources: In accordance with the Trust’s Trust Instrument, GuideStone Financial Resources will, at all times, directly or indirectly own, control or hold with power to vote at least 60% of the outstanding shares of the Trust. The funds of the Trust will refuse to accept any investment that would result in a change of such control. This means that GuideStone Financial Resources will control the vote on any matter that requires the approval of a majority of the outstanding shares of the Trust. As of the date of this Prospectus, GuideStone Financial Resources also controlled the vote of at least a majority of the outstanding shares of each Fund.
The Funds are not insured or guaranteed by the Adviser, GuideStone Financial Resources, any bank, the Federal Deposit Insurance Corporation or any government agency. As with all mutual funds, your investment in the Funds involves investment risk, including the possible loss of the principal amount you invested. There is no guarantee that each Fund will be able to meet its investment objective.
U.S. Equity Funds
Value Equity Index Fund — The Value Equity Index Fund seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the Russell 1000® Value Index.
Growth Equity Index Fund — The Growth Equity Index Fund seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the Russell 1000® Growth Index.
GuideStone Funds Prospectus | 13

Additional Information About Principal Strategies & Risks
The following provides more information about the Funds’ principal investment strategies and risks. Disclosure regarding non-principal investment strategies and risks is available in the Trust’s Statement of Additional Information (“SAI”).
Cash Overlay Program: The Adviser and the Trust have entered into a Sub-Advisory Agreement with Parametric Portfolio Associates LLC (“Parametric”) whereby Parametric is responsible for monitoring and investing cash balances of each Fund. The Adviser and the Sub-Adviser for each Fund determine the amount of each Fund’s cash balances. Under the agreement, Parametric may from time to time invest in long or short positions in exchange listed equity futures contracts to gain market exposure on cash balances or to reduce market exposure in anticipation of liquidity needs.
What are derivatives?
Derivatives are investments whose values are based on (or “derived” from) a stock, bond, other asset or index. These investments include options, futures contracts and similar investments. Futures and options are popular types of derivatives because, generally, they are easily bought and sold and have market values that are regularly calculated and published.

Derivatives: The Funds may use long or short positions in derivatives such as, equity futures contracts in order to maintain market exposure, to reduce market exposure, to maintain liquidity or to commit cash pending investment.
A Fund’s use of derivatives may reduce its return and increase volatility. An investment in derivatives may rise or fall more rapidly than other investments. An investment in derivatives is subject to changes in the value of the underlying security on which the investment is based. Derivatives involve risks different from, and in some respects greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and highly volatile and may perform in unanticipated ways. Derivatives can create leverage, which can magnify the impact of a decline in the value of the reference instrument underlying the derivative, and a Fund could lose more than the amount it invests. Derivatives can have the potential for unlimited losses, for example, where a Fund may be called upon to deliver a security it does not own. Derivatives can be difficult to value and may at times be highly illiquid, and a Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. There may be imperfect correlation between a derivative and the reference instrument, and the reference instrument may not perform as anticipated. Suitable derivatives may not be available in all circumstances, and there can be no assurance that a Fund will use derivatives to reduce exposure to other risks when that might have been beneficial. Derivatives may involve fees, commissions or other costs that may reduce a Fund’s gains (if any) from the derivatives. Derivatives that have margin requirements involve the risk that if a Fund has insufficient cash or eligible margin securities to meet daily variation margin requirements, it may have to sell securities from its portfolio at a time when it may be disadvantageous to do so. A Fund may remain obligated to meet margin requirements until a derivatives position is closed. In addition, a Fund’s use of derivatives may have different tax consequences for the Fund than an investment in the reference instruments, and those differences may increase the amount and affect the timing and character of taxable distributions payable to shareholders.
Derivatives involve counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. Counterparty risk may arise because of market activities and developments, the counterparty’s financial condition (including financial difficulties, bankruptcy or insolvency), or other reasons. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are centrally cleared. However, derivatives traded on organized exchanges and/or through clearing organizations involve the possibility that the futures commission merchant or clearing organization will default in the performance of its obligations.
When a Fund uses derivatives, it will likely be required to provide margin or collateral and/or segregate cash or other liquid assets in a manner that satisfies contractual undertakings and regulatory requirements. These practices may not prevent a Fund from incurring losses on derivatives. The need to provide margin or collateral and/or segregate assets could limit a Fund’s ability to pursue other opportunities as they arise. Segregated assets are not available to meet redemptions. The amount of assets required to be segregated will depend on the type of derivative a Fund uses and the nature of the contractual arrangement. If a Fund is required to segregate assets equal to only the current market value of its obligation under a derivative (including, for example, when it has entered into an agreement with its FCM whereby the FCM has agreed that the Fund will not have to make or receive physical delivery of the underlying asset), the Fund may be able to use derivatives to a greater extent than if it were
14 | GuideStone Funds Prospectus

required to segregate assets equal to the full notional value of such derivative, which would increase the degree of leverage a Fund could undertake through derivatives and otherwise.
Although a Fund may attempt to hedge against certain risks, the hedging instruments may not perform as expected and could produce losses. Hedging instruments may also reduce or eliminate gains that may otherwise have been available had the Fund not used the hedging instruments. It is possible that a Fund may not hedge certain risks in particular situations, even if suitable instruments are available.
On October 28, 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 became effective on August 19, 2022, and imposes limits on the amount of derivatives a Fund can enter into, eliminated the asset segregation framework previously used by the funds to comply with Section 18 of the Investment Company Act of 1940, as amended, requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and created the appointment of a derivatives risk manager.
Additional risks associated with futures are:
Futures. There can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that a Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. This could be the case if, for example, a future’s price has increased or decreased by the maximum allowable daily limit and there is no buyer (or seller) willing to purchase (or sell) the futures contract that a Fund needs to sell (or buy) at that limit price.
Large Shareholder Transactions Risk: Shares held by large shareholders, including institutional accounts managed by the Adviser’s affiliates, as well as shares held by other funds, may from time to time represent a substantial portion of a Fund’s assets. Accordingly, a Fund is subject to the potential for large-scale inflows and outflows as a result of purchases and redemptions of its shares by such large shareholders. While it is impossible to predict the overall effect of these transactions over time, there could be an adverse impact on a Fund’s performance. In the event of such redemptions or investments, a Fund could be required to sell securities or to invest cash at a time when it may not otherwise desire to do so. Such transactions may increase a Fund’s brokerage and/or other transaction costs and affect the liquidity of a Fund’s portfolio. Redemptions of Fund shares could also accelerate a Fund’s realization of capital gains (which would be taxable to its shareholders when distributed to them) if sales of securities needed to fund the redemptions result in net capital gains. The impact of these transactions is likely to be greater when a fund of funds or other significant investor purchases, redeems or owns a substantial portion of a Fund’s shares. A high volume of redemption requests can impact a Fund the same way as the transactions of a single shareholder with substantial investments.
Manager of Managers: With respect to the Funds, the Adviser is a “manager of managers.” The Adviser may allocate a Fund’s assets to Sub-Adviser(s), each of which is responsible for investing its allocated portion of the Fund’s assets. The Adviser continuously monitors the performance and operations of the Sub-Advisers and the allocation of the assets of certain funds among them. The Adviser is active in the selection of Sub-Advisers as well. To a significant extent, a Fund’s performance will depend on the success of the Adviser in allocating a Fund’s assets to Sub-Adviser(s) and its selection and oversight of the Sub-Adviser(s). Each Fund pays its Sub-Adviser(s) directly. Termination of a Sub-Adviser or addition of a new Sub-Adviser may result in changes to a Fund’s actual operating expenses. The assets of multiple funds or other accounts may be aggregated for purposes of calculating breakpoints in sub-advisory fees. Therefore, the Adviser’s decision to increase or decrease the amount of Fund assets allocated to a particular Sub-Adviser also may serve to lower or increase, respectively, the sub-advisory fee (and therefore the actual overall management fee) of another fund that aggregates its assets with the Fund. The Adviser is a fiduciary for the shareholders of the Funds and must put their interests ahead of its own interests (or the interests of its affiliates). When recommending the appointment or continued service of a Sub-Adviser, consistent with its fiduciary duties, the Adviser relies primarily on its analysis of qualitative and quantitative factors to act in a manner that it determines to be in the best interests of the Funds.
GuideStone Funds Prospectus | 15

Management of the Funds
Adviser
What is a manager of managers?
The Adviser does not make the day-to-day investment decisions for the Funds. Rather, it retains the services of experienced investment management firms (the Sub-Advisers) to do so. The Adviser continuously monitors the performance of these Sub-Advisers and allocates the assets of each Fund among them.

GuideStone Capital Management, LLC, an affiliate of GuideStone Financial Resources, is located at 5005 Lyndon B. Johnson Freeway, Suite 2200, Dallas, Texas 75244-6152 and serves as the Adviser to the Funds, under its Advisory Agreement with the Trust and subject to the supervision of the Board of Trustees. GuideStone Financial Resources was established in 1918 and exists to assist churches and other ministry organizations by making available retirement plan services, life and health coverage, risk management programs and personal and institutional investment programs. For the Adviser, Brandon Pizzurro, CFP®, Director of Public Investments, and David S. Spika, CFA, President and Chief Investment Officer, serve as portfolio managers for the Funds. Messrs. Pizzurro and Spika are officers of the Adviser and have worked for the Adviser for five or more years. Information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership in the Funds can be found in the SAI.
The Adviser provides or oversees the provision of all investment advisory and portfolio management services to the Funds. The Adviser has supervisory responsibility for the management and investment of each Fund’s assets and develops overall investment strategies for the Funds. The Adviser may, from time to time, elect to trade individual stocks, fixed income securities, private placements, third-party mutual funds or ETFs for the Funds. As further discussed below, the Adviser’s management responsibilities also include the evaluation, selection and monitoring of the Sub-Advisers.
With respect to the Funds, the Adviser is a “manager of managers” and continuously monitors the performance and operations of the Sub-Adviser(s) and the allocation of the assets of certain funds among them. The Adviser oversees each Sub-Adviser’s adherence to its stated investment strategies and compliance with the relevant Fund’s investment objective, policies and limitations. The Adviser is responsible for overseeing Sub-Advisers and recommending their hiring to the Board of Trustees. The appointment of any new Sub-Advisers must be approved by the Board of Trustees. The Trust has been granted an order from the SEC to allow the approval of new Sub-Advisers and Sub-Advisory Agreements without shareholder approval, provided that shareholders of the applicable fund will be notified of such change within 90 days. The Funds may not enter into a sub-advisory agreement with an “affiliated person” of the Adviser (as that term is defined in the 1940 Act) (“Affiliated Sub-Adviser”) unless the sub-advisory agreement with the Affiliated Sub-Adviser, including compensation, is also approved by the affected Fund’s shareholders. The Adviser also monitors continuity in the Sub-Advisers’ operations and changes in investment personnel and senior management and performs due diligence reviews of each Sub-Adviser. The Adviser also has the authority to give investment instructions for the purpose of facilitating the transition of Fund assets between Sub-Advisers and/or other investments.
A discussion regarding the basis for the approval of the Advisory and/or Sub-Advisory Agreements by the Board of Trustees will be available in the Annual Report dated December 31, 2022.
During the fiscal year ended December 31, 2022, each Fund is expected to pay monthly aggregate management fees to the Adviser and its respective Sub-Adviser at the following annual percentage rate of its average daily net assets.
Fund	Management Fee
Value Equity Index Fund	0.10%
Growth Equity Index Fund	0.10%
16 | GuideStone Funds Prospectus

The Adviser has agreed to pay, waive or assume expenses to the extent needed to limit total annual Fund operating expenses (the “Expense Limitation”) as reflected in the table below for the Funds:
	Contractual Expense Limitation
Fund	Institutional Class	Investor Class
Value Equity Index Fund	0.20%	0.47%
Growth Equity Index Fund	0.20%	0.47%
The Expense Limitation applies to direct Fund operating expenses only (without regard to any expense reductions realized through the use of directed brokerage) and does not include interest, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and expenses in connection with the short sales of securities. Should it be needed, the Expense Limitation will remain in place until April 30, 2024. Pursuant to this agreement, the Adviser may be reimbursed expenses it previously paid, waived or assumed within three years from the date on which the Adviser has made such payment, waiver or assumption so long as that reimbursement does not cause the Fund to exceed the Expense Limitation in place on the date on which (i) the expenses were paid, waived or assumed; or (ii) the reimbursement would be made, whichever is lower.
The Adviser intends to file a claim for exclusion with the National Futures Association on behalf of each Fund to ensure the Adviser will not be deemed a commodity pool operator, and each Fund is not deemed to be a commodity pool, under the Commodity Exchange Act (“CEA”) and, as a result, will not be subject to registration or regulation as such under the CEA in its management of each Fund.
Sub-Advisers
What is a Sub-Adviser?
Each Sub-Adviser makes the day-to-day investment decisions for a Fund’s assets that it manages, subject to the supervision of the Adviser and the Board of Trustees. Each Sub-Adviser continuously reviews, supervises and administers its own investment program.

Legal & General Investment Management America, Inc. (“LGIM America”), 71 South Wacker Drive, Suite 800, Chicago, Illinois 60606:  LGIM America was founded in 2006 and offers a range of strategies, including active fixed income, liability-driven investing, multi-asset and index solutions. As of June 30, 2022, LGIM America had approximately $275 billion in assets under management. LGIM America uses a team approach with respect to portfolio management. The team consists of David Barron, CFA, CAIA, Head of U.S. Index Solutions, Aodhagán Byrne, CFA, Senior Portfolio Manager, Michael O’Connor, Senior Portfolio Manager, Joseph LaPorta, Portfolio Manager, and Craig Parker, CFA, Portfolio Manager. Mr. Barron was employed by LGIM America from 2015 to 2017 having then joined LGIM America’s affiliate, Legal & General Investment Management Ltd. (“LGIM”), for four years and then returning to LGIM America in 2021. Mr. Byrne joined LGIM America in 2018 and was previously employed by LGIM from 2012 to 2018. Messrs. O’Connor, LaPorta and Parker have each been employed by LGIM America for more than five years.
Cash Overlay Program:
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: The Adviser and the Trust have entered into a Sub-Advisory Agreement with Parametric whereby Parametric is responsible for monitoring and investing cash balances of the Fund. Following the March 1, 2021 acquisition of Parametric’s parent firm, Eaton Vance Corporation, by Morgan Stanley, Parametric is a part of the asset management division of Morgan Stanley, Morgan Stanley Investment Management, with approximately $1.5 trillion in assets under management. As of June 30, 2022, the firm had assets under management of approximately $415.1 billion. Parametric uses a team approach to manage the Funds’ Cash Overlay Program. The team includes Richard Fong, CFA, Director of Investment Strategy, and Zach Olsen, CFA, Portfolio Manager. Both Messrs. Fong and Olsen have more than five years of service with Parametric.
GuideStone Funds Prospectus | 17

Service Providers
The following chart provides information on the Funds' primary service providers.

18 | GuideStone Funds Prospectus

Shareholder Information
Eligible Investors
You may purchase or redeem shares of the Funds on any business day through the website at GuideStoneFunds.com; by mail at GuideStone Funds, P.O. Box 9834, Providence, RI 02940-9886 (for overnight delivery, GuideStone Funds, c/o BNY Mellon Investment Servicing (US) Inc., 4400 Computer Drive, Westborough, MA 01581-1722); or by telephone at 1-888-GS-FUNDS (1-888-473-8637). You may also be able to purchase or redeem shares of the Funds through certain financial intermediaries. The Funds are not available or eligible to be investment options of any “plan or program of a government entity” as defined in Rule 206(4)-5 under the Investment Advisers Act of 1940. The Funds reserve the right to refuse to accept investments at any time. GuideStone Financial Resources may invest for its own account, including reserves and endowment, in any class of the Funds. For more information on the purchase or redemption of shares of the Funds, see the section entitled “Summary of Other Important Fund Information” in this Prospectus.
Minimum Account Size
Investor Class Accounts: Investor Class shares of the Funds require a minimum balance of $1,000. The Funds reserve the right to close your account and redeem your shares if the value of your account falls below $1,000, unless the reduction in value is due solely to market depreciation. The $1,000 minimum applies separately to each fund of the Trust that you own. The Funds may close your account and send you a check for the redemption proceeds if you do not bring your account up to the minimum within 30 days after the mailing of a written notice. Alternatively, if you have accounts in multiple funds of the Trust below $1,000, which combined equal or exceed $1,000, those proceeds may be transferred into a single account in the GuideStone Funds Money Market Fund, if you do not bring your accounts up to the minimum within 30 days after the mailing of a written notice. A redemption of a Fund’s shares is a taxable transaction on which you may recognize a gain or loss, unless you held the shares through a 403(b) plan, a 401(k) plan, an IRA or an employee benefit plan (collectively, “Tax-Advantaged Account”).
Institutional Class Accounts: Institutional Class shares of the Funds require a minimum balance of $1,000,000 invested in all funds of the Trust in the aggregate for investors other than GuideStone-Serviced Plans. The Funds reserve the right to convert the Institutional Class shares in your account to Investor Class shares, or close your account and redeem your shares, if the value of your account falls below $1,000,000 (or you hold Institutional Class shares of the funds of the Trust that were acquired prior to May 1, 2014), unless the reduction in value is due solely to market depreciation. The Funds will notify you and allow you at least 30 days to bring your account’s value up to the applicable minimum before converting your shares or closing your account. A redemption of a Fund’s shares is a taxable transaction on which you may recognize a gain or loss, unless you held the shares through a Tax-Advantaged Account. If your shares are converted to Investor Class shares, the conversion will have no effect on the value of your investment in Institutional Class shares of the Fund at the time of conversion. However, the number of shares you own after the conversion may be greater or lower than the number of shares you owned before the conversion, depending on the net asset value (“NAV”) of the respective share classes.
At the discretion of the Trust’s officers, the initial investment minimums and account size requirements noted for both classes of shares may be waived. Clients of GuideStone Personal Advisory Services, offered by GuideStone Advisors, LLC, an affiliate of the Trust and the Adviser, are not subject to Investor Class shares minimum requirements. A shareholder of one class of a Fund who is, or becomes eligible, for another class of that Fund may elect to convert shares of that class to shares of the other class based on the respective NAVs per share of each class. In addition, immediate family members sharing the same household who in the aggregate meet the minimum account size requirements for Institutional Class shares may request to purchase Institutional Class shares for their accounts or to have their accounts converted to Institutional Class shares. (For purposes hereof, your immediate family members are (as applicable): any child, stepchild, grandchild, parent, stepparent, grandparent, spouse, sibling, mother-in-law, father-in-law, son-in-law, daughter-in-law, brother-in-law or sister-in-law, including adoptive relationships. A person shares your household if he or she resides at the same address.) However, such conversions may not be made automatically. A conversion of shares between classes of the same Fund will not be considered as a taxable transaction for federal income tax purposes.
Other Information
Escheatment Laws: Certain states, including the state of Texas, have laws that allow shareholders to designate a representative to receive abandoned or unclaimed property (“escheatment”) notification by completing and submitting a designation form that generally can be found on the official state website. If a shareholder resides in an applicable state, and elects to designate a
GuideStone Funds Prospectus | 19

representative to receive escheatment notifications, escheatment notices generally will be delivered as required by such state laws, including, as applicable, to both the shareholder and the designated representative. A completed designation form may be mailed to a Fund (if shares are held directly with a Fund) or to the shareholder’s financial intermediary (if shares are not held directly with a Fund). Shareholders should refer to relevant state law for the shareholder’s specific rights and responsibilities under his or her state’s escheatment law(s), which can generally be found on the state’s official website.
Open an IRA or Other GuideStone Investment Account: Shares of a Fund are available to eligible investors for purchase through IRAs, Roth IRAs and other GuideStone investment accounts. BNY Mellon Investment Servicing Trust Company serves as custodian of the IRAs. Eligible investors may also establish an account in the name of a trust established solely by one or more eligible investors and/or an account for a minor. Uniform Gifts to Minors Act and Uniform Transfers to Minors Act accounts may provide special tax advantages. For more details and applications, call the Trust at 1-888-GS-FUNDS (1-888-473-8637).
Participants in a Participant-Directed Employee Benefit Plan: If you invest in the Funds in a participant-directed employee benefit plan through a financial intermediary, the minimum investment and account balance requirements may be different than those described in the section entitled “Summary of Other Important Fund Information” in this Prospectus, and you should contact your financial intermediary for this information. The policies and procedures of your financial intermediary, including minimum investments, may be different than those described herein. Your financial intermediary may require additional days to process contributions, withdrawals and other transactions, to the extent permitted by law.
Transfer of Shares: Shareholders of record of the Institutional Class shares of a Fund may transfer their shares to another person or entity (a) which is otherwise eligible to purchase the Institutional Class shares of a Fund and (b) which is, or will become upon such transfer, a shareholder of record of the Institutional Class shares of the Fund on the books of the transfer agent of the Funds. Shareholders of record of the Investor Class shares may transfer their shares to another person or entity which is, or will become upon such transfer, a shareholder of record of the Investor Class shares of the Fund on the books of the transfer agent of the Funds.
Customer Identification
A Fund (or a shareholder service provider acting on a Fund’s behalf) seeks to obtain identification information for new accounts so that the identity of Fund investors can be verified consistent with regulatory requirements. A Fund may limit account activity until investor identification information can be verified. If a Fund is unable to obtain sufficient investor identification information such that the Fund may form a reasonable belief as to the true identity of an investor, the Fund may take further action including closing the account.
20 | GuideStone Funds Prospectus

Transactions with the Funds
The following transaction procedures do not apply to participant-directed employee benefit plans or accounts held through financial intermediaries. If you own shares of the Funds through one of the participant-directed employee benefit plans, you should consult your employer, your plan administrator or GuideStone Financial Resources at 1-888-GS-FUNDS (1-888-473-8637) for proper instructions. If you own shares of the Funds through a financial intermediary, please contact your salesperson or financial intermediary for proper instructions.
Method	Open an Account	Add to an Account
By Mail GuideStone Funds P.O. Box 9834 Providence, RI 02940-9886 Overnight Delivery: GuideStone Funds c/o BNY Mellon Investment Servicing (US) Inc. 4400 Computer Drive Westborough, MA 01581-1722	Complete and sign the application. Mail it with your check made payable to GuideStone Funds. Your initial investment must meet the minimum amount.
Send in a check for the appropriate
minimum amount (or more). Make your
check payable to GuideStone Funds.
Always provide your account name and
number on the check or include the
detachable slip from your confirmation
statement.

By Telephone

1-888-GS-FUNDS (1-888-473-8637)
Your account will automatically have
certain telephone privileges unless you
designate otherwise on your initial
application or complete an authorization
form, available upon request by calling
1-888-GS-FUNDS (1-888-473-8637).
When you call, we may request personal
identification and record your call.

If you already have an account and have
authorized telephone transactions, you
may call to open an account in another
Fund in the Trust. You may direct us to
deduct an amount from your previously
authorized checking or savings account
or to exchange shares from your existing
Fund account into another Fund in the
Trust, or you may send us a wire. (For
exchanges, the names and addresses on
the accounts must be identical.) Your
initial investment in the new Fund in the
Trust must meet the minimum amount.

You may make investments by telephone
(a minimum of $100 per established
Fund) if you have previously authorized
it. Once you call, we will deduct the
dollar amount you designate from your
previously authorized checking or
savings account. If you have
implemented GuideStone Advisors’
investment advice, minimum subsequent
purchase requirements do not apply.

By Wire

The Bank of New York Mellon
ABA#: 011001234
DDA#: 0000734306
FBO: Shareholder Name, Fund Number
and Account Number

Note: Your bank may charge you a fee
for handling a wire transaction. The
Trust and its transfer agent are not
responsible for the efficiency of the
federal wire system or your bank.

Call your bank with the wire instructions
shown to the left. The wire must be
received by 4:00 p.m. Eastern Time for
same day processing.

Please call 1-888-GS-FUNDS
(1-888-473-8637) for the account
number to include on the wire.

You must send a completed application
by overnight delivery in advance of the
wire to:
GuideStone Funds
(Designate the Fund)
c/o BNY Mellon Investment Servicing
(US) Inc.
4400 Computer Drive
Westborough, MA 01581-1722
Call 1-888-GS-FUNDS (1-888-473-8637) to notify us of the wire. Call your bank with the wire instructions shown to the left. The wire must be received by 4:00 p.m. Eastern Time for same day processing.
GuideStone Funds Prospectus | 21

Method	Open an Account	Add to an Account
Online GuideStoneFunds.com Register through our website. You can then establish a personal identification number (“PIN”) on our website that will enable you to make transactions with the Funds online.
If you do not have an existing account,
you may open an account through our
website or download an application from
our website and forward your signed
application to:
GuideStone Funds
P.O. Box 9834
Providence, RI 02940-9886

Existing shareholders may open an
account in another Fund through our
website. You may instruct us to deduct
an amount from your previously
authorized checking account or to
exchange shares from your existing Fund
account into another Fund in the Trust.
(For exchanges, the names and addresses
on the accounts must be identical.) Your
initial investment in the new Fund must
meet the minimum amount.

You may make additional investments
online if you have previously authorized
it. Once you place your order through
our website, we will deduct the dollar
amount you designate from your
previously authorized checking or
savings account.

Automatic Transaction Plans

For each type of automatic transaction
plan, you must complete the appropriate
section on your initial application or
complete an authorization form,
available upon request by calling
1-888-GS-FUNDS (1-888-473-8637).
Not applicable.
Automatic Investment Plan:
You may authorize automatic monthly or
quarterly investments in a constant dollar
amount (a minimum of $100 per
established Fund). We will withdraw the
designated dollar amount from your
checking account on the 5th or 20th day
(whichever you designate) of the month
beginning in the month you designate.
We will invest it into the Fund that you
have designated. If the 5th or the 20th of
the month does not fall on a business
day, we will withdraw the designated
dollar amount on the following business
day. If you have implemented
GuideStone Advisors’ investment advice,
minimum subsequent purchase
requirements do not apply.

22 | GuideStone Funds Prospectus

The following transaction procedures do not apply to participant-directed employee benefit plans or accounts held through financial intermediaries. If you own shares of the Funds through one of the participant-directed employee benefit plans, you should consult your employer, your plan administrator or GuideStone Financial Resources at 1-888-GS-FUNDS (1-888-473-8637) for proper instructions. If you own shares of the Funds through a financial intermediary, please contact your salesperson or financial intermediary for proper instructions. See “Redemption of Shares” on page 26 for information about the timing of redemption proceeds.
Method	Redeem Shares	Exchange Shares
By Mail GuideStone Funds P.O. Box 9834 Providence, RI 02940-9886 Overnight Delivery: GuideStone Funds c/o BNY Mellon Investment Servicing (US) Inc. 4400 Computer Drive Westborough, MA 01581-1722
Send a letter of instruction that includes:

•The Fund name, your account number,
the name of each owner (exactly as
they appear on the account) and the
dollar amount you wish to redeem.

•Include all genuine signatures (exactly
as they appear on the account) and any
documents that may be required (and a
medallion signature guarantee, if
required). See “Medallion Signature
Guarantees.”

Send a letter of instruction that includes:

•Your account number, the name of
each owner (exactly as they appear on
the account), the dollar amount you
wish to exchange (a minimum of $250
per established Fund) and the new
Fund into which the amount is being
invested.

•Include all genuine signatures (exactly
as they appear on the account) and any
documents that may be required.

By Telephone

1-888-GS-FUNDS (1-888-473-8637)
Your account will automatically have
certain telephone privileges unless you
designate otherwise on your initial
application or complete an authorization
form, available upon request by calling
1-888-GS-FUNDS (1-888-473-8637).
When you call, we may request personal
identification and record your call.

You will receive your redemption
payment in the form you previously
authorized: check, deposit to your bank
account or wire transfer (for wire
transfers, a fee of up to $40 may be
charged).

If you have previously authorized
telephone redemptions, you may redeem
shares by calling us ($25,000 per Fund
with a limit of $50,000 in the aggregate).
(IRAs only: You must make all requests
for redemptions in writing. Please call
1-888-GS-FUNDS (1-888-473-8637) to
request a form.)

If you have changed your address, there
is a 10-day waiting period before a
withdrawal can be made by check.
Shares purchased by ACH may be
subject to a 60-day waiting period during
which such shares may only be
redeemed by ACH to the same bank
account from which the funds were
initially withdrawn.

The names and addresses on the
accounts must be identical. Shares will
be exchanged into the same class.

If you have previously authorized
telephone exchanges, you may exchange
shares for shares of another Fund in the
Trust (a minimum of $250 per
established Fund) over the telephone.
The names and addresses on the
accounts must be identical. Shares will
be exchanged into the same class.

By Wire Note: Your bank may charge you a fee for handling a wire transaction. The Trust and its transfer agent are not responsible for the efficiency of the federal wire system or your bank.
You may redeem shares by contacting us
by mail or by telephone and instructing
us to wire your proceeds to your bank
($10,000 minimum). (Follow the
instructions in this table for how to
Redeem Shares: By Mail, By Telephone
or Online.) Wire redemptions can be
made only if you have previously
authorized it on an authorization form
(including attaching a voided check from
the account where proceeds are to be
wired), available upon request by calling
1-888-GS-FUNDS (1-888-473-8637). A
fee of up to $40 may be charged for wire
transfers.
Not applicable.
GuideStone Funds Prospectus | 23

Method	Redeem Shares	Exchange Shares
Online GuideStoneFunds.com Register through our website. You can then establish a personal identification number (“PIN”) on our website that will enable you to make transactions with the Funds online.
You may redeem shares through our
website. You will receive your
redemption payment in the form you
previously authorized: check or deposit
to your bank account.

If you have changed your address, there
is a 10-day waiting period before a
withdrawal can be made by check.
Shares purchased by ACH may be
subject to a 60-day waiting period during
which such shares may only be
redeemed by ACH to the same bank
account from which the funds were
initially withdrawn. Such shares may not
be redeemed online during the 60-day
waiting period.

You may exchange shares for shares of
another Fund in the Trust (a minimum of
$250 per established Fund) through our
website. The names and addresses on the
accounts must be identical. Shares will
be exchanged into the same class.

Automatic Transaction Plans You must complete the appropriate section on your initial application or complete an authorization form, available upon request by calling 1-888-GS-FUNDS (1-888-473-8637).
Systematic Withdrawal Plan:
You may specify a percent of your
account or a dollar amount (a minimum
of $250 per established Fund) to be
withdrawn monthly, quarterly or
annually on the 25th of the month
beginning on the month you designate. If
the 25th does not fall on a business day,
we will process the withdrawal on the
previous business day. We reserve the
right to charge you for each withdrawal.
At the time you authorize the withdrawal
plan, you must have a minimum account
balance of $5,000. You must have all
dividends and other distributions
reinvested. We will continue the
withdrawals until your shares are gone or
you cancel the plan. You may cancel or
change your plan or redeem all your
shares at any time.

You will receive your redemption
payment in the form you previously
authorized: check or deposit to your
bank account.
Not Applicable.
24 | GuideStone Funds Prospectus

More Shareholder Information
How Share Price is Calculated
The Northern Trust Company (“Northern Trust”) normally determines the NAV per share of each class of each Fund as of the close of regular trading on the New York Stock Exchange (“NYSE”), which is generally 4:00 p.m. Eastern Time on each day that the NYSE is open for trading or as such other times as the NYSE may officially close (“Business Day”). The price at which a purchase or redemption is effected is based on the next calculation of the NAV after the order is placed. Fund shares will generally not be priced on any day the NYSE is closed for trading (e.g., market holidays). The Funds will also remain closed on days when the NYSE is closed and the Securities Industry and Financial Markets Association recommends that the bond markets remain open. The NAV for a class of shares of a Fund is determined by adding the pro rata portion of the total value of the Fund’s investments, cash and other assets attributable to that class, deducting the pro rata portion of the Fund’s liabilities attributable to that class and the liabilities directly attributable to that class, and then dividing that value by the total number of shares of the class outstanding. Since the NAV for each Fund is calculated separately by class, and since each class has its own expenses, the per share NAV of each Fund will vary by class.
What is the Net Asset Value or “NAV”?
NAV =	Assets – Liabilities
Outstanding Shares
Each Fund values its assets based upon official closing prices, market quotations or estimates of value provided by an independent pricing service as of the time as of which the Fund’s share price is calculated. When a Fund believes a market price does not reflect a security’s true value, the Fund may substitute a fair value estimate through procedures established by, or under the direction of, the Board of Trustees. A Fund may also use these procedures to value securities that do not have a readily available current market value. Using fair value methods to price securities may result in a value that is different from the prices used by other mutual funds to calculate their NAVs. Each Fund is subject to the risk that it has valued certain of its securities at a higher price than it can sell them.
Investments by the Funds in other registered investment companies are valued based upon the NAV of those registered investment companies (which may use fair value pricing as discussed in their prospectuses).
In December 2020, the SEC adopted Rule 2a-5 under the Investment Company Act of 1940, as amended, ("Rule 2a-5") which is intended to address valuation practices and the role of a fund's board with respect to the fair value of the investments of a registered investment company or business development company. Rule 2a-5, among other things, establishes an updated regulatory framework for registered investment company valuation practices. The Funds will not be required to comply with Rule 2a-5 until September 2022.
Purchase of Shares
Fund shares are sold at NAV without a front-end sales load or a back-end sales load. Orders for the purchase of shares received in good order and accepted by the transfer agent or other authorized intermediary as of the close of regular trading on any Business Day will be executed the day they are received by either the transfer agent or other authorized intermediary, at the day’s closing share price for the applicable Fund(s), provided that (1) the transfer agent receives payment as of the close of regular trading on the same Business Day; or (2) the requests are placed by a financial intermediary that has entered into a servicing agreement and payment in federal funds or other immediately available funds is received by the transfer agent by the close of the same Business Day or on the next Business Day, depending on the terms of the servicing agreement. Purchase requests received in good order by the transfer agent or other authorized intermediary on a non-Business Day or after the close of regular trading on a Business Day will be executed on the next Business Day, at that day’s closing share price for the applicable Fund(s), provided that payment is made as noted previously. A fee may be assessed if you transact through a financial intermediary, broker or agent.
Your purchase will be made in full and fractional shares calculated to three decimal places. Certificates for shares are not issued. If your purchase order fails to designate a Fund, the purchase will be invested in the GuideStone Funds Money Market Fund.
GuideStone Funds Prospectus | 25

The Funds reserve the right to suspend the offering of shares or to limit or reject any purchase or exchange order at any time, without notice. The Funds also reserve the right to waive or change investment minimums at any time, without notice. The Funds also reserve the right to redeem shares in any account and return the proceeds to the investor. These actions may be taken when, in the sole discretion of the Funds’ management, they are deemed to be in the best interests of the Funds. The Funds will not accept any third party or foreign checks.
In accordance with the Trust’s Trust Instrument, Guidestone Financial Resources will, at all times, directly or indirectly, own, control or hold the power to vote at least 60% of the outstanding shares of the Trust. The Trust shall refuse to accept any investment in any fund of the Trust, if, after such investment, Guidestone Financial Resources would not own control or hold with power to vote at least 60% of the outstanding shares of the Trust.
Redemption of Shares
Requests for the redemption of some or all of your shares received in good order by the transfer agent or other authorized intermediary as of the close of regular trading on any Business Day will be executed the day they are received by either the transfer agent or other authorized intermediary, at the day’s closing share price for the applicable Fund(s). Redemption requests received in good order by the transfer agent or other authorized intermediary on a non-Business Day or after the close of regular trading on a Business Day will be executed on the next Business Day, at that day’s closing share price for the applicable Fund(s), provided that payment is made as noted previously. A fee may be assessed if you transact through a financial intermediary, broker or agent.
A redemption of a Fund’s shares is a taxable transaction on which you may recognize a gain or loss, unless you held the shares through a Tax-Advantaged Account.
Redemption proceeds normally are wired or mailed within one business day after receiving timely request in proper form, but it may take up to seven days to make payment. Please see the “Redeem Shares” column in the “Transactions with the Funds” section, beginning on page  23, for the specific requirements per method for redeeming Fund shares. Depending upon the method of payment, the timing of when a shareholder will receive redemption proceeds can differ. Delivery of proceeds from shares purchased by check or pre-authorized automatic investment may be delayed until the funds have cleared, which may take up to 10 days. The Funds typically expect to meet redemption requests by paying out available cash or proceeds from selling portfolio holdings, which may include cash equivalent portfolio holdings. In stressed market conditions and other appropriate circumstances, redemption methods may include borrowing funds, utilizing its line of credit, or redeeming in kind. A Fund may stop selling its shares and postpone redemption payments at times (i) when the NYSE is closed (other than for customary weekend and holiday closings); (ii) when trading on the NYSE is restricted; (iii) when the SEC determines that an emergency exists so that disposal of the Fund’s investments or determination of its NAV is not reasonably practicable; or (iv) by order of the SEC for protection of the Fund’s shareholders.
Redemption proceeds will only be sent in the form that you previously authorized. If you have authorized payment by check, the check will be sent to the shareholder and address of record.
Request In Good Order
All purchase, exchange and redemption requests must be received by the Funds or their transfer agent in good order. Requests in good order must include the following documents: (1) a letter of instruction, if required, signed by all registered owners of the shares in the exact names in which they are registered; (2) any required medallion signature guarantees (see the section entitled “Medallion Signature Guarantees” in this Prospectus); and (3) other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships and other legal entities. You may call 1-888-GS-FUNDS (1-888-473-8637) for further details.
Written redemption requests also must include the Fund name, your account number and the dollar amount of the transaction. Purchase orders are not in good order until the Funds’ transfer agent has received payment in federal funds.
If you are investing through an employee benefit plan, your employer, plan administrator or GuideStone Financial Resources, each has their own procedures for transmitting transaction orders and payments to the Funds’ transfer agent on a timely basis and in good order. These procedures may require additional days to process contributions, withdrawals and other transactions, to the extent permitted by law.
26 | GuideStone Funds Prospectus

Medallion Signature Guarantees
To protect shareholder accounts, the Funds and the transfer agent from fraud, medallion signature guarantees are required in certain cases. This enables the Funds to verify the identity of the person who has authorized a redemption from an account. A medallion signature guarantee will be required for any of the following:
For IRA and GuideStone Investment Accounts:
•
Any written redemption request for $50,000 or more.
•
Redemptions where the proceeds are to be sent to someone other than the registered shareholder(s) and the registered address.
•
Transfers into an account with a different registration (including a different name, address, taxpayer identification number or account type) from originating accounts that have an account balance of $50,000 or more.
For Institutional Accounts:
•
Any written redemption request for $250,000 or more.
•
Redemptions where the proceeds are to be sent to someone other than the registered shareholder(s) and the registered address.
•
Transfers into an account with a different registration (including a different name, address, taxpayer identification number or account type) from originating accounts that have an account balance of $250,000 or more.
A notary public does not qualify as a medallion signature guarantee. You may obtain a medallion signature guarantee from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other participating financial institution. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions that are not participating in one of these programs will not be accepted. You may call 1-888-GS-FUNDS (1-888-473-8637) for further details.
The Adviser reserves the right to waive the medallion signature guarantee requirement, provided it has obtained sufficient evidence to grant the waiver. Clients of an affiliate of the Funds may not be subject to the medallion signature guarantee requirement.
Redeeming Recently Purchased Shares
If you are redeeming shares that you recently purchased by check, the Funds may delay sending your redemption proceeds until your check has cleared. This may take up to 15 calendar days after your check is received. To avoid this delay, pay for your shares by federal funds wire transfer.
If you are redeeming shares that you recently purchased by ACH, those shares may be subject to a 60-day waiting period during which such shares may only be redeemed by ACH to the same bank account from which the funds were initially withdrawn. Such shares may not be redeemed online during the 60-day waiting period.
No Right to Redeem in Kind
The Funds will only pay your redemption proceeds in cash. None of your redemption proceeds may be received in securities rather than cash.
Account Statements
Each shareholder’s transactions in Fund shares will be reflected in a quarterly statement, except organizations that directly invest in an Institutional Class Account which receive monthly statements. If your Fund shares are held by a nominee or employee benefit plan, the nominee or employee benefit plan decides whether the statement will be sent to you and the frequency of those accounts statements, if applicable.
GuideStone Funds Prospectus | 27

Exchanging Shares
What is an exchange?
An exchange of shares of one fund of the Trust for shares of another fund of the Trust is really two transactions — a redemption of shares of one fund and the purchase of shares of another fund. In general, the same policies that apply to purchases and redemptions apply to exchanges. An exchange also has the same tax consequences as an ordinary redemption.

An exchange of a Fund’s shares is a taxable transaction on which you may recognize a gain or loss, unless you held the shares through a Tax-Advantaged Account.
If you invest through an employee benefit plan, you may exchange shares of one fund of the Trust for shares in one or more of the other funds of the Trust provided exchanges are permitted under the employee benefit plan. Contact your employer, plan administrator or GuideStone Financial Resources at 1-888-GS-FUNDS (1-888-473-8637) for more information.
If you invest in shares of a Fund through a financial intermediary, please contact your salesperson or financial intermediary for proper instructions to conduct an exchange. A fee may be assessed if you transact through a financial intermediary, broker or agent.
Frequent Purchases and Redemptions
Frequent purchases and redemptions of Fund shares by short-term traders present risks for other shareholders of the Funds, including, among other things, dilution in the value of Fund shares held by long-term shareholders, interference with the efficient management of the Funds’ portfolios and increased brokerage and administrative costs. Market timing strategies often involve frequent purchases and sales of fund shares. For these reasons, among others, the Board of Trustees has adopted policies and procedures to discourage frequent purchases and redemptions of Fund shares by shareholders. Pursuant to these policies, the Funds do not accommodate frequent purchases and redemptions of Fund shares by shareholders. The Funds do not have any arrangements with any person to permit frequent purchases and redemptions. The Funds implement the following procedures to deter frequent purchases and redemptions of Fund shares by shareholders.
If, within a 60 calendar day period a shareholder redeems or exchanges out of a Fund, subsequently purchases or exchanges back into the same Fund, and then redeems or exchanges out of that Fund, the shareholder will not be permitted to transfer back into the Fund through a purchase or exchange for 90 calendar days. For purposes of this policy, the Funds may consider trading activity in multiple accounts under common control, influence or ownership together to the extent they can be identified.
Exceptions. These policies and procedures are not applied to the following transaction types:
•
Acquisitions of shares through the automatic reinvestment of dividends and other distributions;
•
Systematic purchases, exchanges and redemptions;
•
Redemptions of shares to return excess IRA contributions;
•
Certain transactions made within a retirement or employee benefit plan, such as payroll or employer contributions, rollovers, minimum required distributions, loans and loan repayments, hardship withdrawals, plan terminations or other transactions that are initiated by a party other than the plan participant;
•
Transactions initiated by a Fund (e.g., for transactions due to a failure to meet applicable account minimums, trade corrections, share class conversions, mergers or liquidations);
•
Transactions made by model-based discretionary advisory accounts (including GuideStone Personal Advisory Services offered by GuideStone Advisors, LLC, an affiliate of the Funds and the Adviser); and
•
Transactions made by funds that invest in a Fund as part of an asset reallocation in accordance with their investment policies or in response to fund inflows and outflows.
The Trust may exclude transactions below a certain dollar amount from monitoring and may change that dollar amount from time to time.
28 | GuideStone Funds Prospectus

The Trust may waive the provisions of the foregoing with respect to any transaction if it is determined that no harm has or would occur to the Funds or their shareholders, and that the interests of the Funds or their shareholders have not and would not be subordinated to those of the Adviser or any of its affiliates. In making such a determination, the Trust may consider various factors, such as the amount, frequency and nature of trading activity. In determining whether a transaction is unlikely to be detrimental to a Fund, the Trust’s officers will be required to make judgments that are inherently subjective and will depend on the specific facts and circumstances reasonably available to them. Such determinations will be made in a manner believed to be in the best interests of the Funds’ shareholders.
Accounts Held at Financial Intermediaries. Fund shares may be held through an account carried by a financial intermediary with the Trust’s transfer agent in which the transactions of two or more persons are combined and carried in the name of the financial intermediary, rather than designated separately (an “omnibus account”). The identity of individual investors whose purchase and redemption orders are aggregated through such omnibus accounts cannot ordinarily be tracked by the Trust on a regular basis. These financial intermediaries may not have the capability or may not be willing to apply the Trust’s policies and procedures with respect to frequent purchases and redemptions. Although the Trust reviews trading activity at the omnibus account level for activity that indicates potential market timing or excessive trading activity, the Trust typically will not request or receive individual account data unless suspicious trading activity is identified. The Trust generally relies on financial intermediaries to monitor trading activity in omnibus accounts in good faith in accordance with their own policies or these policies and procedures.
If you own shares of a Fund through a financial intermediary, the frequent trading policy for that financial intermediary may be more or less restrictive than that described herein. Please contact your financial intermediary representative for more information on its frequent trading policy.
Rights Reserved. The Funds reserve the right to reject any purchase order, terminate the exchange privilege or liquidate the account of any shareholder that the Trust determines has engaged in frequent trading or market timing, regardless of whether the shareholder’s activity violates these policies and procedures. Additionally, the Funds may, in their discretion, reject any purchase or exchange into a Fund from any individual(s) or institution(s) whose trading activity could disrupt the management of the Fund or dilute the value of the Fund’s shares. Such Fund shareholders may be barred from future purchases of the Funds. Nothing herein shall be construed as to limit or restrict the Funds’ right to reject a purchase or exchange request for any reason.
Telephone and Online Transactions
The Funds reserve the right to refuse a telephone redemption or online redemption request if the requester is unable to provide information, such as the: (1) account number; (2) name and address exactly as registered with us; or (3) the primary social security or other taxpayer identification number.
We are not responsible for any account losses due to fraud, so long as we have taken reasonable steps to verify the identity of the person making a telephone or online request. If you are invested other than through an employee benefit plan, your account will automatically have certain telephone privileges. If you invest through an IRA or GuideStone investment account, your account will automatically have certain telephone privileges. If you wish to remove the telephone redemption or online redemption option from your account, please notify us in writing. If you are redeeming shares you hold through an employee benefit plan or foundation, you may not have telephone or online privileges; contact your employer, your employee benefit plan administrator or GuideStone Financial Resources at 1-888-GS-FUNDS (1-888-473-8637) for information about how to redeem your shares.
The Funds reserve the right to terminate or limit the telephone or online redemption privilege at any time, without prior notice. If you experience difficulty reaching us by telephone or through our website, during periods of unusual market activity, contact us by regular or express mail.
You may also be asked to provide additional information in order for a Fund or its transfer agent to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations. In addition, a Fund reserves the right to involuntarily redeem an account in the case of: (i) actual or suspected threatening conduct or actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or (ii) the failure of the account owner to provide information to a Fund related to opening the accounts. Your shares will be sold at the NAV calculated on the day a Fund or its transfer agent closes your Fund position.
GuideStone Funds Prospectus | 29

Duplicate Mailing to Same Household
We try to eliminate duplicate mailings to the same household. If two Fund shareholders, excluding shareholders invested through an employee benefit plan, have the same last name and address, we send just one shareholder report, instead of two. If you prefer separate reports, notify us by mail or telephone.
Distributions
What is net investment income?
Net investment income generally consists of interest and dividends a Fund earns on its investments less accrued expenses.
The Funds declare and pay dividends from their net investment income semi-annually. The Funds also distribute to their shareholders at least annually any realized net capital gains.
Distributions are payable to shareholders of record at the time they are declared. Shareholders of record include holders of shares being purchased, but exclude holders of shares being redeemed, on the record date. Your distributions will automatically be reinvested in additional Fund shares, unless you elect to receive your distributions in cash. You may not elect cash distributions for a Tax-Advantaged Account.
Financial Intermediaries
On behalf of the Trust, certain institutions acting as financial intermediaries may be authorized to accept purchase, redemption and exchange orders from their customers on behalf of the Funds. These authorized intermediaries also may designate other intermediaries to accept such orders, if approved on behalf of the Trust. A Fund will be deemed to have received an order when the order is accepted by the authorized intermediary, and the order will be priced at the Fund’s per share NAV next determined, provided that the authorized intermediary forwards the order (and payment for any purchase order) to the transfer agent on behalf of the Trust within agreed-upon time periods. If the order (or payment for any purchase order) is not received by the transfer agent within such time periods, the authorized intermediary may be liable for fees and losses and the transactions may be cancelled. For these and other support services, a fee may be received. For more information, see the section entitled “Shareholder Servicing Arrangements” in this Prospectus.
The Adviser also may provide compensation to certain dealers and other financial intermediaries, including affiliates of the Adviser, for marketing and distribution in connection with the Trust. The Adviser or its affiliates may also sponsor informational meetings, seminars and other similar programs designed to market the Trust. The amount of such compensation and payments may be made on a one-time and/or periodic basis, and may represent all or a portion of the annual fees earned by the Adviser (after adjustments). The additional compensation and payments will be paid by the Adviser or its affiliates and will not represent an additional expense to the Trust or its shareholders. Such payments may provide incentives for financial intermediaries to make shares of the Funds available to their customers and may allow the Funds greater access to such parties and their customers than would be the case if no payments were paid.
Investors purchasing shares of a Fund through a financial intermediary should read their account agreements with the financial intermediary carefully. A financial intermediary’s requirements may differ from those listed in this Prospectus. A financial intermediary may also impose account charges, such as asset allocation fees, account maintenance fees and other charges that will reduce the net return on an investment in a Fund. If an investor has agreed with a particular financial intermediary to maintain a minimum balance and the balance falls below this minimum, the investor may be required to redeem all or a portion of the investor’s investment in a Fund.
Portfolio Holdings
The Funds publish on the Funds’ website (GuideStoneFunds.com) complete portfolio holdings for the Fund as of the end of each fiscal quarter, subject to a 15 calendar-day lag between the date of the information and the date on which the information is disclosed. The Funds may however, at their discretion, publish these holdings earlier than 15 calendar days, if deemed necessary by the Funds. In addition, the Funds may publish on their website quarter-end portfolio characteristics data subject to a 15 calendar-day lag between the date of the information and the date on which the information is disclosed. This information will be available on the website at least until the date on which a Fund files its next portfolio holdings report on Form N-CSR or
30 | GuideStone Funds Prospectus

Form N-PORT with the SEC and files monthly portfolio holdings reports on Form N-MFP with the SEC. In addition, a description of the Funds’ policies and procedures with respect to the disclosure of their portfolio holdings is available in their SAI and on the Funds’ website at GuideStoneFunds.com.
Taxes
This section only summarizes some important federal income tax considerations that may affect your investment in a Fund. If you invest in a Fund through a Tax-Advantaged Account, special tax rules apply. You are urged to consult your tax adviser regarding the effects of an investment in a Fund on your tax situation.
Federal Income Tax. As long as a Fund meets the requirements for being treated as a “regulated investment company” under the Code, which each Fund has done since inception and intends to continue to do, it pays no federal income tax on the net earnings and net realized gains it distributes to its shareholders. Each Fund will notify you following the end of each calendar year of the amount of dividends and other distributions paid to you that year.
If you are a taxable investor, dividends and distributions that you receive from the Funds are subject to federal income tax whether reinvested in additional Fund shares or received in cash. Dividends from net investment income and distributions from the excess of net short-term capital gain over net long-term capital loss that you receive from a Fund generally are taxable to you as ordinary income. The Funds’ dividends attributable to their “qualified dividend income” (i.e., dividends received on stock of most domestic and certain foreign corporations with respect to which the Funds satisfy certain holding period and other restrictions) and reported by the Funds as such, generally will be subject to federal income tax for individual and certain other non-corporate shareholders at capital gain tax rates (generally, a maximum of 20% depending on a shareholder’s filing status and taxable income). A Fund’s distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are taxable to you as long-term capital gain, regardless of the length of time you have held your shares.
Unless you invest through a Tax-Advantaged Account, you should be aware that if you purchase Fund shares shortly before the record date for any dividend or other distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. You can avoid this situation by waiting to invest until after the record date for the distribution.
A redemption or exchange of your Fund shares is a taxable event for you. Depending on the redemption price of the shares you redeem or exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions. The exception, once again, is a Tax-Advantaged Account. (Generally, gain or loss is not expected to be realized on a redemption of shares of the Money Market Fund, which seeks to maintain a stable $1.00 per share NAV.)
An individual is required to pay a 3.8% federal tax on the lesser of (1) the individual’s “net investment income,” which generally will include dividends and other distributions a Fund pays and gains recognized from the redemption or exchange of Fund shares, or (2) the excess of the individual’s “modified adjusted gross income” over $200,000 for single taxpayers ($250,000 for married persons filing jointly). This tax is in addition to any other taxes due on that income. A similar tax applies to estates and trusts. Shareholders should consult their own tax advisers regarding the effect, if any, this provision may have on their investment in Fund shares.
Basis Reporting and Election. The Funds (or their administrative agent) must report to the Internal Revenue Service (“IRS”) and furnish to Fund shareholders basis and holding period information for redeemed Fund shares (including those redeemed as part of an exchange) purchased on or after January 1, 2012 (“Covered Shares”). The Funds will permit shareholders to elect from among several IRS-accepted basis determination methods, including average basis. In the absence of an election by a shareholder, a Fund will use the average basis method with respect to that shareholder’s Covered Shares. The basis determination method a shareholder elects may not be changed with respect to a redemption or exchange of shares after the settlement date of the redemption. Fund shareholders should consult with their tax advisers to determine the best IRS-accepted basis determination method for their tax situation and to obtain more information about how the basis reporting rules apply to them.
Backup Withholding. By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds
GuideStone Funds Prospectus | 31

from the sale of your shares. The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
State and Local Income Taxes. You should consult a tax adviser concerning state and local tax laws, which may produce different consequences from those under the federal income tax law.
Additional Information
The Board of Trustees oversees generally the operations of the Funds. The Trust enters into contractual arrangements with various parties, including among others, the Adviser, Sub-Advisers, custodian, transfer agent and accountants, who provide services to the Funds. Shareholders are not parties to any such contractual arrangements, and those contractual arrangements are not intended to create in any shareholder any right to enforce them directly against the service providers or to seek any remedy under them directly against the service providers.
This Prospectus provides information concerning the Funds that you should consider in deciding whether to purchase Fund shares. Neither this Prospectus nor the SAI is intended, nor should be read, to be or create an arrangement, or contract between the Trust or a Fund and any investor, or to create any rights in a shareholder or other person other than any rights under federal or state law that may not be waived.
32 | GuideStone Funds Prospectus

Shareholder Servicing Arrangements
Shares of the Funds are sold without a front-end sales load or a back-end sales load on a continuous basis by Foreside Funds Distributors LLC, located at Three Canal Plaza Suite 100, Portland, ME 04101 (the “Underwriter”). The Board of Trustees has adopted a separate Shareholder Service Plan for the Investor Class (“Service Plan”).
Under its Service Plan, the Investor Class is authorized to pay shareholder servicing and recordkeeping fees of 0.25% of average daily net assets. Shareholder servicing and recordkeeping fees are paid to parties that provide services for, and maintain records for, shareholder accounts. The Funds may pay up to the entire amount of the shareholder service fee to GuideStone Financial Resources, GuideStone Resource Management, Inc. and/or unaffiliated service providers who provide these services to the Funds.
Because these fees are paid out of the Funds’ assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
What are service fees?
Service fees are deducted from fund assets to pay for services in connection with maintaining shareholder accounts.
GuideStone Funds Prospectus | 33

Financial Highlights
There are no financial highlights for the Funds because they commenced operations during the current fiscal year, as noted by the date of this Prospectus.
34 | GuideStone Funds Prospectus

Glossary
Acquired Fund Fees and Expenses — Fees and expenses attributable to any company in which a mutual fund invests or has invested during the relevant fiscal period that (a) is an investment company or (b) would be an investment company under Section 3(a) of the 1940 Act, as amended. In the event the fees and expenses incurred indirectly by a mutual fund as a result of investment in shares of one or more acquired funds do not exceed 0.01% of the average net assets of that mutual fund, the mutual fund may include these fees and expenses under the sub-caption “Other expenses” in the mutual fund’s fee table. Total annual fund operating expenses reflected in a mutual fund’s fee table may not correlate to the ratio of expenses to average net assets reported in a mutual fund’s financial highlights table, which reflects the operating expenses of a mutual fund and does not include Acquired Fund Fees and Expenses.
Annualize — To convert to an annual basis. The expression of a rate of return over periods other than one year converted to annual terms. For example, a cumulative return of 21% over two years would convert into an annualized return of 10% per annum, even though each annual return may have looked nothing like 10%. For example, if an investment earned -2% in year one and 23.5% in year two, the compound annual return would be 10%.
Basis Point — One basis point is 0.01%, or 1/100 of a percentage point. Thus 100 basis points equal 1% percent.
Benchmark — Any basis of measurement, such as an index, that is used by an investment manager as a yardstick to assess the risk and performance of a portfolio. For example, the S&P 500® Index is a commonly used benchmark for U.S. large-cap equity portfolios.
Capital Gain/Loss — A realized gain or loss calculated at the time of sale or maturity of any capital asset. Refers to the profit or loss attributable to the difference between the purchase and sale price.
Concentration Risk — Risk associated with a relatively high exposure to a certain security position, sector, industry and/or country.
Correlation — The statistical measure which indicates the tendency of two variables moving together.
Current Income — Money that is received on an ongoing basis from investments in the form of dividends, interest, rents or other income sources.
Deflation — Deflation is a decrease in the general price level of goods and services. Deflation may be caused by a reduction in the supply of money or credit, or by a decrease in government, personal or investment spending.
Dividend — Earnings distributed to shareholders. Mutual fund dividends are paid out of income from a fund’s investments.
Dividend Yield — Yield is determined by dividing the amount of annual dividends per share by the current market price per share of stock.
Equity — Represents ownership interest possessed by shareholders in a corporation. Synonymous with stock.
Exchange-Traded Funds (“ETFs”) — ETFs are open-end investment companies (or unit investment trusts) whose shares are listed for trading on a national securities exchange or the NASDAQ National Market System.
Expense Ratio — Expressed as a percentage, provides the investor the total cost for fund operating expenses and management fees.
Federal Deposit Insurance Corporation (FDIC) — Federal agency established in 1933 that guarantees (within limits) funds on deposit in member banks and thrift institutions and performs other functions to facilitate mergers or prevent failures.
Futures Contracts — A standardized agreement to buy or sell a specified amount of a financial instrument, such as a U.S. Treasury security, an equity security or foreign currency, or good at a particular price on a stipulated future date. The price is established on an organized exchange and the potential gain/loss is realized each day (marking to market). Interest rate futures
GuideStone Funds Prospectus | 35

contracts are a type of financial futures contract that calls for the future delivery of U.S. government securities or index-based futures contracts. The value of interest rate futures contracts changes in response to changes in the value of the underlying security or index, which depends primarily on prevailing interest rates.
Hedging — The practice of undertaking one investment activity in order to protect against losses in another.
Illiquid Securities — A security that cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.
Indirect Fees and Expenses — Fees and expenses borne indirectly by a mutual fund shareholder through his/her investment in a mutual fund that owns acquired funds.
Inflation — The rate at which the general level of prices for goods and services rises, and correspondingly, purchasing power falls.
Money Market Instruments — Such instruments include high quality, short-term debt instruments. Among other quality requirements, a money market instrument must mature in 397 days or less.
Net Asset Value (“NAV”) — The market value of a fund share. For the Funds, this value is net of all expenses. For each Fund other than the Money Market Fund, the NAV is calculated after the close of the exchanges and markets each day by taking the closing market value of all securities owned plus all other assets such as cash, subtracting liabilities, then dividing the result (total net assets) by the total number of shares outstanding. The Money Market Fund’s NAV is calculated using the amortized cost method of valuation.
Options — An instrument that provides for an investor to initiate a purchase and/or sell transaction. An owner of a call (put) option has the right to purchase (sell) the underlying security at a specified price, and this right lasts until a specified date. There are several different types of options, which may include interest rate options, yield curve options and options on mortgage-backed securities. Interest rate options are a type of option that provides the owner the right to purchase or sell U.S. government securities or index-based options. Yield curve options and options on stock indexes provide the holder with the right to make or receive a cash settlement upon exercise of the option. Options on mortgage-backed securities entitle the holder to purchase or sell mortgage-backed securities, which are fixed income investments that generate interest revenue through pools of home loan mortgages.
Passive Management — A style of investment management that seeks to attain performance equal to the market or a particular index. In pure index funds, no judgments are made about future market movements, although more sophisticated managers usually offer tilted portfolios.
Political Risk — Risk associated with uncertain political environments when investing in foreign securities. Political risks tend to be greater in emerging markets relative to developed markets.
Price-to-Book (“P/B”) Ratio — The weighted average of the P/B ratios of all the stocks in a fund’s portfolio. Generally, a high P/B ratio indicates the price of the stock exceeds the actual worth of the company’s assets, while a low P/B ratio indicates the stock is relatively cheap.
Price-to-earnings (“P/E”) Ratio — A stock’s market price divided by its current or estimated future earnings per share. A fundamental measure of the attractiveness of a particular security versus all other securities as determined by the investing public. The higher the P/E, the more investors are paying, and therefore the more earnings growth they are expecting. The lower the ratio relative to the average of the stock market, the lower the (market’s) profit growth expectations.
Real Return — An inflation-adjusted return, that is total return reduced by the expected impact of inflation. It is the return that when compounded with inflation gives the nominal return for the same security.
Record Date — Date on which a shareholder must officially own shares in order to be entitled to a dividend.
Securities Lending — A program of lending eligible securities from the portfolios to approved borrowers in return for a fee.
36 | GuideStone Funds Prospectus

Select Funds — GuideStone Funds that directly invest in different types of fixed income securities, equity securities or other investments to meet their respective investment objectives. Seventeen (10 equity, three bond, one real assets, one alternative, one impact and one money market) separate Select Funds are offered through GuideStone Funds. The majority of the Select Funds use a multi-manager approach by combining different investment management firms (Sub-Advisers) within a single Select Fund.
Standard Deviation — A statistical measurement of distribution around an average, which depicts how widely returns varied over a certain period of time. Investors use the standard deviation of historical performance to try to predict the most likely range of returns. When a fund has a high standard deviation, the predicted range of performance is wide, implying greater volatility.
Swap Agreements — An agreement between two or more parties to exchange sets of cash flows over a period in the future. Basic types of swaps are interest rate swaps, credit default swaps, currency swaps and total return swaps. Interest rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. A credit default swap is a type of insurance against default by an issuer where the owner of the protection pays an annual premium to the seller of the protection for the right to sell a bond equivalent to the amount of the swap in the event of a default on the bond. Currency swaps involve the exchange of the rights of a fund and another party to make or receive payments in specific currencies. In a total return swap, one party makes payments based on a set rate, while the other party makes payments based on the return of an underlying asset, e.g. on equity or bond index.
Swaption — An option to enter into a previously agreed upon swap agreement on a future date pursuant to the terms of the swaption.
Total Return — Return on an investment including both appreciation/(depreciation) and interest or dividends.
Transfer Agent — The agent that processes and records purchases and sales of Fund shares for all classes. BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent for the Funds.
Turnover — Statistical ratio measuring the amount of transactions within a portfolio over a given time period.
U.S. Securities and Exchange Commission (“SEC”) — An independent federal government agency created by an act of Congress, entitled the “Securities Exchange Act of 1934,” as the regulator of the securities markets. The SEC is responsible for protecting investors, maintaining fair and orderly functioning of the securities markets, and facilitating capital formation. The SEC may bring civil actions against alleged violators of federal securities laws and regulations, either in federal court or before an administrative judge.
Weighted Average Market Cap — The weighted average is computed by weighing each company’s market capitalization by the market value of the securities in the fund. Market capitalization is found by multiplying the number of outstanding shares of stock for a company by the current market price of those shares.
GuideStone Funds Prospectus | 37

For More Information
You can learn more about the Funds by requesting the following free documents:
Statement of Additional Information (“SAI”): Provides additional information about the Funds’ policies, investment restrictions, risks and business structure. The SAI is incorporated by reference into this Prospectus (i.e., is legally considered a part of this Prospectus).
Annual/Semi-Annual Reports to Shareholders: Contains performance data and information on portfolio holdings for the last completed fiscal year or half year. The Annual Report also contains the auditor’s report and a discussion by management of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.
If you have questions, need information about your account or would like to request these free documents, contact your employer, your plan administrator or GuideStone® by phone at 1-888-GS-FUNDS (1-888-473-8637) from 7 a.m. to 6 p.m. CT, Monday through Friday or by mail at:
GuideStone Funds
5005 Lyndon B. Johnson Freeway, Suite 2200
Dallas, TX 75244-6152
Visit our website at GuideStoneFunds.com to access the Prospectus, SAI and Annual/Semi-Annual Reports to Shareholders.
If you invest in shares of a Fund through a financial intermediary, please contact your salesperson or financial intermediary if you have questions, or need additional information about your account or would like to request these free documents.
You may also get free copies by:
•
Accessing them on the EDGAR Database on the SEC’s website —
http://www.sec.gov.
•
Requesting copies (you will be charged a duplicating fee) via electronic request by emailing publicinfo@sec.gov.

Funds distributed by Foreside Funds Distributors LLC
Three Canal Plaza Suite 100, Portland, ME 04101
1-888-GS-FUNDS (1-888-473-8637)
GuideStoneFunds.com
5005 LBJ Freeway, Ste. 2200, Dallas, TX 75244-6152

811-10263	© 2022 GuideStone Funds®	2318	08/22

Statement of Additional Information (SAI)
August 31, 2022
	INSTITUTIONAL	INVESTOR
SELECT FUNDS
Value Equity Index Fund	GVIYX	GVIZX
Growth Equity Index Fund	GEIYX	GEIZX
The Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Funds’ current Prospectus for the Institutional Class and Investor Class shares dated August 31, 2022, and as amended from time to time. When available, you can obtain a free copy of the current Prospectus, Annual Report and Semi-Annual Report on our website at GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).

Statement of Additional Information

History of the Funds
GuideStone Funds (the “Trust”), formerly AB Funds Trust, is an open-end management investment company organized as a Delaware statutory trust on March 2, 2000. On September 13, 2005, AB Funds Trust changed its name to GuideStone Funds. The Trust has established series (“funds”), including the Value Equity Index Fund and the Growth Equity Index Fund (each, a “Fund” and together, the “Funds”), which are described in this SAI. Each Fund is a separate mutual fund with its own investment objective, strategies and risks.
Currently, there are two classes of shares issued by the Trust, the Institutional Class and Investor Class (each, a “Class” and together, the “Classes”). The Board of Trustees of the Trust (“Board” or “Board of Trustees”) may issue additional classes of shares or funds at any time without prior approval of the shareholders.
Description of Investments and Risks
The following should be read in conjunction with the Fund Summary of each Fund in the Funds’ Prospectus, specifically the sections entitled “Investment Objective,” “Principal Investment Strategies,” “Principal Investment Risks” and “Additional Information About Principal Strategies and Risks.” Unless otherwise defined in this SAI, the capitalized terms used herein have the respective meanings assigned to them in the Prospectus.
You should understand that all investments involve risk and that there can be no guarantee against loss resulting from an investment in the Funds. Unless otherwise indicated, all percentage limitations governing the investments of the Funds apply only at the time of a transaction.
GuideStone Capital Management, LLC (the “Adviser”) serves as the investment adviser to the Funds and is an affiliate of GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”). The Funds are series of a diversified, open-end, management investment company as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Rather than making the day-to-day investment decisions for the Funds, the Adviser acts as a manager of managers and retains investment management firms (each, a “Sub-Adviser” and together, the “Sub-Advisers”) to do so. From time to time, the Adviser may elect to trade individual stocks, fixed income securities, private placements, third-party mutual funds or exchange-traded funds (“ETFs”) for a Fund in order to manage the Fund’s risk. The Sub-Advisers employ portfolio managers to make the day-to-day investment decisions regarding portfolio holdings of the Funds. The Sub-Advisers may invest in all the instruments or use all the investment techniques permitted by the Funds’ Prospectus and this SAI or invest in such instruments or engage in such techniques to the full extent permitted by the Funds’ investment policies and restrictions.
The Funds do not invest in any company that is publicly recognized, as determined by GuideStone Financial Resources, as being in the alcohol, tobacco, gambling, pornography or abortion industries or any company whose products, services or activities are publicly recognized as being incompatible with the moral and ethical posture of GuideStone Financial Resources. The Adviser receives and analyzes information from multiple sources on the products and services of companies in a Fund's investment universe, and utilizes this information to determine which companies should be prohibited for investment by it or a Sub-Adviser. The Funds may not be able to take advantage of certain investment opportunities due to these restrictions. This policy may not be changed without a vote of a majority of the outstanding shares of the Trust.
Affiliated Persons. Instrument selection and the ability to engage in transactions with preferred counterparties or service providers is restricted by the 1940 Act's provisions related to transactions with Fund affiliates. An affiliated person of a Fund's Sub-Adviser is considered to be an affiliated person of that Fund, and as such, that Sub-Adviser cannot engage its affiliated person as a prime broker or over-the-counter (“OTC”) counterparty for that Fund. In addition, a counterparty's own affiliations and conflicts could restrict its ability to provide the Funds with desired products or services. For example, affiliates of investment banks may be unable to provide derivatives tied to the securities of companies that the investment bank is advising. This could result in strategy

GuideStone Funds

implementation using different instrument types or counterparties than what the Sub-Adviser would otherwise have used or might use for accounts that are not registered investment companies.
Cash Management. Each Fund may invest its uninvested cash in high-quality, short-term debt securities, which may include repurchase agreements and high-quality money market instruments, and also may invest its uninvested cash in the GuideStone Funds Money Market Fund. To the extent a Fund invests in a money market fund, it generally is not subject to the limits placed on investments in other investment companies. Generally, these securities offer less potential for gains than other types of securities.
Cybersecurity Risk. With the increased use of technologies such as the internet and the dependence on computer systems to perform necessary business functions, the Funds and their service providers may be more susceptible to operational and related risks through breaches in cybersecurity. A cybersecurity incident may refer to intentional or unintentional events that allow an unauthorized party to gain access to a Fund’s assets, customer data or proprietary information, or cause a Fund or a Fund’s service providers (including, but not limited to, the Adviser, distributor, fund accountant, custodian, transfer agent, Sub-Advisers and financial intermediaries) to suffer data corruption or lose operational functionality. A cybersecurity incident could, among other things, result in the loss or theft of customer data or the Funds, customers or employees being unable to access electronic systems (“denial of services”), loss or theft of proprietary information or corporate data, physical damage to a computer or network system or remediation costs associated with system repairs.
Any of these results could have a substantial adverse impact on a Fund and its shareholders. For example, if a cybersecurity incident results in a denial of service, Fund shareholders could lose access to their electronic accounts and be unable to buy or sell Fund shares for an unknown period of time, and employees could be unable to access electronic systems to perform critical duties for a Fund, such as trading, net asset value (“NAV”) calculation, shareholder accounting or fulfillment of Fund share purchases and redemptions. Cybersecurity incidents could cause a Fund or Fund service provider to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures or financial loss of a significant magnitude and could result in allegations that a Fund or Fund service provider violated privacy and other laws. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which a Fund invests, counterparties with which a Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions and other parties. Risk management systems and business continuity plans seek to reduce the risks associated with cybersecurity in the event there is a cybersecurity breach, but there are inherent limitations in these systems and plans, including the possibility that certain risks may not have been identified, in large part because different or unknown threats may emerge in the future. Furthermore, a Fund does not control the cybersecurity systems and plans of the issuers of securities in which a Fund invests or the Fund’s third-party service providers or trading counterparties or any other service providers whose operations may affect a Fund or its shareholders.
Faith-based Investing. The Funds may not invest in any company that is publicly recognized, as determined by GuideStone Financial Resources, as being in the alcohol, tobacco, gambling, pornography or abortion industries or any company whose products, services or activities are publicly recognized as being incompatible with the moral and ethical posture of GuideStone Financial Resources. The Adviser receives and analyzes information from multiple sources on the products and services of companies in the Fund’s investment universe, and utilizes this information to determine which companies should be prohibited for investment by it or a Sub-Adviser. Faith-based investing, in accordance with the GuideStone Financial Resources stated policy, is an integral part of the investment program of the Trust. The implementation of the Funds’ faith-based investment guidelines is overseen by members of the Adviser’s executive and senior management team.
The Adviser consistently evaluates portfolios for companies that violate the guidelines and places these companies on a restricted list as it becomes aware of them. There is also the possibility that a company held by a Fund may subsequently become involved in products, services or activities, through a corporate acquisition or change of business strategy, that causes the company to become inconsistent with the Trust’s faith-based investment
Statement of Additional Information

guidelines. Accordingly, there is the risk that, from time to time, securities acquired by a Fund subsequently will be determined to be inconsistent with the Trust’s faith-based investment guidelines. When a Fund becomes aware that it has invested in such a security, the Fund will seek to eliminate the position as soon as reasonably possible, which could result in a loss or gain to the Fund. Furthermore, in instances where the Adviser has delegated proxy voting duties to a Sub-Adviser, the Sub-Adviser uses its own proxy voting policies and procedures to determine how to vote proxies relating to portfolio securities. The Sub-Advisers' proxy voting policies and procedures are not subject to the Trust's faith-based investment guidelines.
Futures and Options on Futures
Futures and Options on Futures — Generally. The Funds may purchase or sell (1) put and call options on securities, indexes and other financial instruments and (2) futures contracts and options thereon. The Funds may enter into such futures transactions on domestic exchanges. The Funds may enter into such futures transactions on domestic exchanges. Futures (and options thereon) on broad-based stock indexes must be approved by the Commodity Futures Trading Commission (“CFTC”). Security futures (futures on single securities or narrow-based indexes) may only be offered and sold in accordance with guidance issued by the CFTC and the U.S. Securities and Exchange Commission (“SEC”). In addition, the Funds may invest and reinvest in long or short positions in any of the instruments contemplated in this section. The Funds may also sell short exchange listed equity futures contracts to reduce market exposure.
Futures and Options on Futures — Futures Contracts Generally. A futures contract may generally be described as an agreement between two parties to buy and sell a specified quantity of a particular instrument, such as a security or index, during a specified future period at a specified price. When interest rates are rising or securities prices are falling, a Fund can seek, through the sale of futures contracts, to offset a decline in the value of its current portfolio securities. When rates are falling or prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when they affect anticipated purchases.
Although futures contracts by their terms generally call for the actual delivery or acquisition of the underlying instrument or the cash value of the instrument, in most cases, the contractual obligation is fulfilled before the date of the contract without having to make or take such delivery. The contractual obligation is offset by buying or selling, as the case may be, on a commodities exchange, an identical futures contract calling for delivery in the same period. Such a transaction, which is executed through a member of an exchange, cancels the obligation to make or take delivery of the instrument or the cash value of the instrument underlying the contractual obligations. Such offsetting transactions may result in a profit or loss, and a Fund may incur brokerage fees when it purchases or sells futures contracts. While each Fund’s futures contracts will usually be liquidated in this manner, a Fund may instead make or take delivery of the underlying instrument whenever it appears economically advantageous for it to do so.
The use of options and futures is subject to applicable regulations of the SEC and CFTC and the several exchanges upon which they are traded. In addition, a Fund’s ability to use options and futures may be limited by tax considerations. For more information, see the section entitled “Taxation” in this SAI. The Adviser intends to file a claim for an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (the "CEA"), with respect to each Fund and, therefore, will not be subject to registration or regulation as a commodity pool operator under the CEA in its management of each Fund.
Under Rule 4.5, if a Fund uses commodity interests (such as futures contracts, options on futures contracts and swaps) other than for bona fide hedging purposes (as defined by the CFTC) the aggregate initial margin and premiums required to establish these positions (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options that are “in-the-money” at the time of purchase) may not exceed 5% of a Fund’s NAV, or alternatively, the aggregate net notional value of those positions, as determined at the time the most recent position was established, may not exceed 100% of the Fund’s NAV (after taking into account unrealized profits and unrealized losses on any such positions). In addition, to

GuideStone Funds

qualify for an exclusion, a Fund must satisfy a marketing test, which requires, among other things, that a Fund not hold itself out as a vehicle for trading commodity interests. Each Fund is subject to the risk that a change in U.S. law and related regulations will impact the way a Fund operates, increase the particular costs of a Fund’s operation and/or change the competitive landscape. In this regard, any further amendments to the CEA or its related regulations that subject a Fund to additional regulation may have adverse impacts on a Fund’s operations and expenses.
Futures and Options on Futures — Options Generally. Options may relate to particular securities, foreign and domestic securities indexes, financial instruments, foreign currencies or the yield differential between two securities.
Such options may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation (“OCC”). A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price before the expiration of the option, regardless of the market price of the security. A premium is paid to the writer by the purchaser in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell and a writer the obligation to buy the security at the stated exercise price before the expiration date of the option, regardless of the market price of the security.
In addition, some swaps are, and more in the future will be, centrally cleared. Swaps that are centrally cleared are subject to the creditworthiness of the clearing organizations involved in the transaction. For example, a swap investment by a Fund could lose margin payments deposited with the clearing organization, as well as the net amount of gains not yet paid by the clearing organization, if the clearing organization breaches the swap agreement with the Fund or becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the clearing organization, the Fund may be entitled to the net amount of gains the Fund is entitled to receive, plus the return of margin owed to it, only in proportion to the amount received by the clearing organization’s other customers, potentially resulting in losses to the Fund.
Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.
A Fund’s obligation to sell an instrument subject to a covered call option written by it, or to purchase an instrument subject to a secured put option written by it, may be terminated before the expiration of the option by the Fund’s execution of a closing purchase transaction. This means that a Fund buys on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a closing purchase plus related transaction costs may be greater than the premium received upon the original option, in which event the Fund will experience a loss. There is no assurance that a liquid secondary market will exist for any particular option. A Fund that has written an option and is unable to effect a closing purchase transaction will not be able to sell the underlying instrument (in the case of a covered call option) or liquidate the segregated assets (in the case of a secured put option) until the option expires or the optioned instrument is delivered upon exercise. The Fund will be subject to the risk of market decline or appreciation in the instrument during such period.
Options purchased are recorded as an asset and written options are recorded as liabilities to the extent of premiums paid or received. The amount of this asset or liability will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by a Fund expires unexercised, the Fund will realize a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is
Statement of Additional Information

more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold), and the liability related to such option will be eliminated. If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received, and the Fund will realize a gain or loss.
There are several other risks associated with options. For example, there are significant differences among the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded OTC or on an exchange, may be absent for reasons that include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the OCC may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.
Futures and Options on Futures — Financial Futures Contracts. Financial futures contracts are simply futures contracts that obligate the holder to buy or sell a financial instrument, such as an equity security, during a specified future period at a specified price. A sale of a financial futures contract means the acquisition of an obligation to sell the financial instrument called for by the contract at a specified price on a specified date. A purchase of a financial futures contract means the acquisition of an obligation to buy the financial instrument called for by the contract at a specified price on a specified date.
Futures and Options on Futures — Stock Index Futures Contracts. A stock index futures contract is a type of financial futures contract that obligates the seller to provide (or receive) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement was made. Open futures contracts are valued on a daily basis, and a Fund may be obligated to provide or receive cash reflecting any decline or increase in the contract’s value. No physical delivery of the underlying stocks in the index is made in the future.
For example, a Fund may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of its equity securities that might otherwise result. When a Fund is not fully invested in stocks and it anticipates a significant market advance, it may buy stock index futures in order to gain rapid market exposure that may in part or entirely offset increases in the cost of stocks that it intends to buy.
Futures and Options on Futures — Options on Futures Contracts. The acquisition of put and call options on futures contracts will give a Fund the right, but not the obligation, to sell or to purchase, respectively, the underlying futures contract for a specified price at any time during the option period. As the purchaser of an option on a futures contract, a Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.
Futures and Options on Futures — Options on Stock Index Futures. The Funds may buy and sell call and put options on stock index futures. Call and put options on stock index futures are similar to options on securities except that, rather than the right to buy stock at a specified price, options on stock index futures give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract, at

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exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.
Futures and Options on Futures — Cover Requirements. The Funds will comply with SEC guidelines for covering future commitments that result from certain investment strategies such as futures contracts and options thereon and put and call options. Regulatory guidelines generally require that when entering into such transactions a Fund either (1) set aside cash or liquid, unencumbered, daily marked-to-market securities in one or more segregated accounts with the custodian in the prescribed amount; or (2) hold securities or other options or futures contracts whose values are expected to offset (“cover”) their obligations thereunder. A Fund cannot sell or close out securities or other options or futures contracts used for cover while these strategies are outstanding, unless the Fund replaces them with similar assets. As a result, if a Fund sets aside a large percentage of its assets to cover such obligations, it runs the risk that portfolio management will be impeded or that it will not be able to meet redemption requests or other current obligations. If the market or fair value of the assets used for cover declines, a Fund will segregate daily additional liquid assets so that the value of the segregated assets will equal the amount of such commitments by the Fund.
To the extent a Fund enters into a futures contract, it will deposit in a segregated account with the futures commission merchant, cash or U.S. Treasury obligations equal to a specified percentage of the value of the futures contract, as required by the relevant contract market and futures commission merchant. The futures contract will be marked-to-market daily. If the value of the futures contract declines relative to the Fund’s position, the Fund will be required to pay to the futures commission merchant an amount equal to such change in value. If the Fund has insufficient cash, it may have to sell portfolio securities at a time when it may be disadvantageous to do so in order to meet such daily variations in margins.
When selling a call option, a Fund will segregate with its custodian and mark-to-market daily liquid assets that, when added to the amounts deposited as margin, equal the total market value of the investment underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same investment at a price no higher than the strike price of the call option, by owning the instruments underlying the contract or by holding a separate call option permitting the Fund to purchase the same investment at a price not higher than the strike price of the call option sold by the Fund.
When selling a put option, a Fund will segregate with its custodian and mark-to-market daily liquid assets that equal the purchase price of the investment underlying the put option less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same option or by owning a separate put option permitting it to sell the same investment so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.
Futures and Options on Futures — Future Developments. The Funds may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivative investments that are not presently contemplated for use by the Funds or that are not currently available but that may be developed, to the extent such opportunities are both consistent with the Funds’ investment goals and legally permissible for the Funds.
Illiquid Investments and Restricted Securities. A Fund will invest no more than 15% of the value of its net assets in illiquid investments. An “illiquid investment” means any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.
Subject to these limitations, each Fund may invest in restricted securities where such investment is consistent with the Fund’s investment objective, and such securities are considered liquid to the extent the Adviser or Sub-Adviser determines that there is a liquid institutional or other market for such securities, such as restricted
Statement of Additional Information

securities that may be freely transferred among qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended (“1933 Act”), and for which a liquid institutional market has developed.
Restricted securities are securities that may not be sold to the public without registration under the 1933 Act or an exemption from registration. Restricted securities involve certain risks, including the risk that a secondary market may not exist when a holder wants to sell them. In addition, the price and valuation of these securities may reflect a discount because they are perceived as having less liquidity than the same securities that are not restricted. If a Fund suddenly has to sell restricted securities, time constraints or lack of interested, qualified buyers may prevent the Fund from receiving the value at which the securities are carried on its books at the time of the sale. Alternatively, the Adviser or Sub-Adviser may sell unrestricted securities it might have retained if the Fund had only held unrestricted securities.
Interfund Borrowing and Lending. The SEC has granted the Trust an exemptive order to allow each Fund to participate in a credit facility whereby each Fund, under certain conditions, would be permitted to lend money directly to and borrow directly from other funds of the Trust for temporary purposes. The Trust has not implemented the interfund credit facility. It is anticipated that the credit facility, if implemented, will provide a borrowing Fund with savings at times when the cash position of the Fund is insufficient to meet temporary cash requirements. This situation could arise when shareholder redemptions exceed anticipated volumes and the Fund has insufficient cash on hand to satisfy such redemptions. However, redemption requests normally are satisfied immediately. The credit facility would provide a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities.
Investment Companies and Business Development Companies. Each Fund may invest in shares of other registered investment companies (e.g., open-end mutual funds, closed-end funds and ETFs), and business development companies (“BDCs”) to the extent permitted by the 1940 Act and the rules thereunder. Rule12d1-4(b)(3) under the 1940 Act prohibits each Fund from purchasing or otherwise acquiring the securities of an investment company if immediately after such purchase or acquisition, the securities of investment companies owned by the acquired fund have an aggregate value in excess of 10% of the value of the total assets of the Fund. However, this 10% limitation does not apply to investments by a Fund in: money market funds in reliance on Rule 12d1-1; a subsidiary that is wholly owned and controlled by the Fund; securities received as a dividend or as a result of a plan of reorganization of a company; or securities of another investment company received pursuant to exemptive relief from the SEC to engage in interfund borrowing and lending transactions.
In reliance on Rule 12d1-1 under the 1940 Act and subject to all of the conditions thereunder, each Fund may invest an unlimited amount of its otherwise uninvested cash and cash collateral received in connection with securities lending in shares of affiliated or unaffiliated money market funds that are limited to investing in the types of securities and other investments in which a money market fund may invest under Rule 2a-7 under the 1940 Act and undertake to comply with all the other requirements of Rule 2a-7, subject to the conditions of Rule 12d1-1.
When investing in securities of other investment companies or BDCs, a Fund will be indirectly exposed to all the risks of such funds’ portfolio investments. As a shareholder in an investment company or BDC, a Fund would bear its pro rata share of that fund’s expenses, including operating costs and investment advisory and administration fees. Investment in funds that are listed and traded on an exchange (e.g., closed-end funds, ETFs and BDCs) could involve the acquisition of shares at a premium above the NAV of the fund.
Investment Companies — Exchange-Traded Funds. An ETF is a fund or class, the shares of which are listed and traded on a national securities exchange, and that has formed and operates in reliance on Rule 6c-11 under the 1940 Act or under an exemptive order granted by the SEC. An ETF represents a portfolio of securities (or other assets) generally designed to track a particular market index or other referenced asset. ETFs also may be actively managed. The risks of owning an ETF generally reflect the risks of owning the underlying portfolio securities or other financial instruments the ETF holds, although lack of liquidity in an ETF’s shares could result in the price of those shares being more volatile than the ETF’s underlying portfolio. In addition, there is the risk that an ETF

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may fail to closely track the index, if any, that it is designed to replicate. Although the market price of an ETF’s shares is related to the ETF’s underlying portfolio assets, shares of ETFs (like shares of closed-end funds and BDCs) can trade at a discount or premium to NAV. In addition, a failure to maintain the exchange listing of an ETF’s shares and substantial market or other disturbances could adversely affect the value of such securities. Because ETFs are listed on an exchange, they may be subject to trading halts.
Large Shareholders. Shares held by large shareholders, including institutional accounts managed by the Adviser’s affiliates, as well as shares held by other funds, may from time to time represent a substantial portion of a Fund’s assets. Accordingly, a Fund is subject to the potential for large-scale inflows and outflows as a result of purchases and redemptions of its shares by such large shareholders. While it is impossible to predict the overall effect of these transactions over time, there could be an adverse impact on a Fund’s performance. In the event of such redemptions or investments, a Fund could be required to sell securities or to invest cash at a time when it may not otherwise desire to do so. Redemptions by these shareholders, or a high volume of redemption requests generally, may further increase a Fund’s liquidity risk. Such transactions may increase a Fund’s brokerage and/or other transaction costs and affect the liquidity of a Fund’s portfolio. In addition, when funds of funds (e.g., the Trust’s Target Date Funds or the Target Risk Funds) or other investors own a substantial portion of a Fund’s shares, a large redemption by such an investor could cause actual expenses to increase, or could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Redemptions of Fund shares could also accelerate a Fund’s realization of capital gains (which would be taxable to its shareholders when distributed to them) if sales of securities needed to fund the redemptions result in net capital gains. The impact of these transactions is likely to be greater when a fund of funds or other significant investor purchases, redeems or owns a substantial portion of a Fund’s shares. A high volume of redemption requests can impact a Fund the same way as the transactions of a single shareholder with substantial investments.
Money Market Instruments. To the extent consistent with its investment objective and strategies, each Fund may invest a portion of its assets in short-term high-quality instruments, such as those that are eligible for investment by the GuideStone Funds Money Market Fund. Each Fund may invest its cash reserves in shares of the GuideStone Funds Money Market Fund. In December 2021, the SEC proposed amendments to Rule 2a-7 that, if adopted, would impact the manner in which money market funds operate. The amendments would, among other items, impose higher minimum liquidity requirements. The adoption of amendments to Rule 2a-7 may impact the GuideStone Funds Money Market Fund in ways that could have a negative impact on the Fund's investment performance, ability to achieve its investment objective or otherwise adversely impact an investment in the Fund.
Portfolio Turnover Rate. The higher the portfolio turnover, the higher the overall brokerage commissions, dealer mark-ups and mark-downs and other direct transaction costs incurred. The Adviser and Sub-Advisers do take these costs into account, since they affect overall investment performance. However, portfolio turnover may vary greatly from year to year as well as within a particular year and may be affected by changes in the holdings of specific issuers, changes in country and currency weightings and cash requirements for redemption of shares. The Funds are not restricted by policy with regard to portfolio turnover and will make changes in their investment portfolio from time to time as business and economic conditions as well as market prices may dictate. Since the Funds have not commenced operations prior to the date of this SAI, there is no portfolio turnover history to report for the last two fiscal years.
Preferred Stocks. The Funds may invest in preferred stock. Preferred stockholders have a greater right to receive liquidation payments, and usually dividends, than do common stockholders. However, preferred stock is subordinated to the liabilities of the issuer in all respects. Preferred stock may or may not be convertible into common stock.
As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element will decline as interest rates and perceived credit risk rises. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.
Statement of Additional Information

Privately Placed and Restricted Securities. The Funds’ investments may include privately placed or restricted securities, which are subject to resale restrictions. These securities will have the effect of increasing the level of illiquidity to the extent a Fund may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. The illiquidity of the market, as well as the lack of publicly available information regarding these securities, may also adversely affect the ability to arrive at a fair value for certain securities at certain times and could make it difficult for a Fund to sell certain securities.
Each Fund may invest in a private investment in public equity (“PIPE”), in which the Fund purchases stock in a private placement of securities. There is a risk that if the market price drops below a set threshold, the company may have to issue additional stock at a significantly reduced price, which may dilute the value of the Fund’s investment. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the company’s common stock. Equity issued in this manner is often subject to transfer restrictions and is therefore less liquid than equity issued through a registered public offering. In a PIPE transaction, the Fund may bear the price risk from the time of pricing until the time of closing. The Fund may be subject to lock-up agreements, which could last many months, that prohibit transfers for a fixed period of time. In addition, because the sale of the securities in a PIPE transaction is not registered under the 1933 Act, the securities are “restricted” and cannot be immediately resold by the investors into the public markets. The Fund may enter into a registration rights agreement with the issuer pursuant to which the issuer commits to file a resale registration statement allowing the Fund to publicly resell its securities. Accordingly, PIPE securities may be deemed illiquid. However, the ability of the Fund to freely transfer the shares is conditioned upon, among other things, the SEC’s preparedness to declare the resale registration statement effective covering the resale, from time to time, of the shares sold in the private financing and the issuer’s right to suspend the Fund’s use of the resale registration statement if the issuer is pursuing a transaction or some other material non-public event is occurring. Accordingly, PIPE securities may be subject to risks associated with illiquid securities. A PIPE may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity security within a specified period of time, but there is no assurance that the restricted equity security will be publicly registered, or that the registration will remain in effect.
Real Estate Investments. Each Fund may invest in real estate investment trusts (“REITs”) and other real estate-related securities. A REIT is a company dedicated to owning, and usually operating, income-producing real estate or to financing real estate.
REITs can generally be classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest directly in real property, while mortgage REITs invest in mortgages on real property. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses and variations in rental income. Generally, increases in interest rates will decrease the value of high-yielding securities and increase the costs of obtaining financing, which could decrease the value of a REIT’s investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended.
Equity and mortgage REITs are dependent upon management skill and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.
Adverse economic, business or political developments affecting the real estate sector could have a major effect on the value of a Fund’s investments. REITs pool investors’ funds for investment primarily in income-producing real estate or real estate loans or interests. A tax-qualified REIT is not taxed on its net income and net realized gains it distributes to its shareholders if it complies with several requirements relating to its organization, ownership, diversification of assets and sources of income and a requirement that it distribute to its shareholders at least 90%

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of the sum of its taxable income (other than net capital gain) plus certain “net income from foreclosure property” for each taxable year. A Fund will not invest in real estate directly but only in securities issued by real estate and real estate-related companies, except that a Fund may hold real estate and sell real estate acquired through default, liquidation or other distributions of an interest in real estate as a result of the Fund’s ownership of securities issued by real estate or real estate-related companies.
In addition, a U.S. REIT could possibly fail to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code of 1986, as amended (the “Code”), or to maintain its exemption from registration under the 1940 Act.
Recent Market Conditions. The financial markets in which the Funds invest are subject to price volatility that could cause losses in a Fund. Market volatility may result from a variety of factors.
Global economies and financial markets are increasingly interconnected, which increases the possibilities that political, economic and other conditions (including, but not limited to, natural disasters, pandemics, epidemics and social unrest) in one country or region might adversely impact issuers in a different country or region.
The novel coronavirus (“COVID-19”), first detected in December 2019, rapidly became a pandemic and has resulted in disruptions to the economies of many nations, individual companies and the markets in general, the impact of which cannot necessarily be foreseen at the present time. This has created closed borders, quarantines, supply chain disruptions and general anxiety, impacting global markets in an unforeseeable manner. The effects of COVID-19 and other such future infectious diseases in certain regions or countries may be greater or less due to the nature or level of their public health response or due to other factors. Health crises caused by COVID-19 or future infectious diseases may exacerbate other pre-existing political, social and economic risks in certain countries. The impact of such health crises may be quick, severe and of unknowable duration. The COVID-19 pandemic and other epidemics and pandemics that may arise in the future could result in continued volatility in the financial markets and lead to increased levels of Fund redemptions, which could have a negative impact on the Fund and could adversely affect a Fund’s performance.
The financial crisis that began in 2008 was followed in many Western countries by a long period of growth that was slower than the historical average, the disappearance of some traditional industries and jobs, and an uneven distribution of economic opportunities. This, in turn, spurred some countries, including the United States, to adopt or consider adopting more protectionist trade policies, to adopt more business-friendly regulatory regimes, and to enact a reduced corporate income tax rate or to consider reducing corporate income tax rates. The United States is also said to be considering, at times, significant new investments in infrastructure and national defense which, coupled with lower federal income taxes, could lead to sharply increased government borrowing and higher interest rates. The exact shape of these policies is still being worked out through the political process, but the equity and debt markets may react strongly to expectations, which could increase volatility, especially if the market’s expectations for changes in government policies are not borne out. Changes in market conditions will not have the same impact on all types of securities.
In some countries where economic conditions are still recovering from the 2008 crisis, they are nevertheless perceived as still fragile. The financial crisis caused strains among countries in the EU that have not been fully resolved, and it is not yet clear what measures, if any, European Union (“EU”) or individual country officials may take in response. Withdrawal of government support, failure of efforts in response to the strains or investor perception that such efforts are not succeeding could adversely impact the value and liquidity of certain securities and currencies.
Regulatory changes adopted in response to the 2008 crisis have caused some financial services companies to exit longstanding lines of business, resulting in dislocations for other market participants. Reduced access to borrowing may negatively affect many issuers worldwide.
Statement of Additional Information

High public debt in the United States and other countries creates ongoing systemic and market risks and policymaking uncertainty. Interest rates have been unusually low in recent years in the United States and abroad.
A potential slowdown in global economic growth could impact the equity and fixed income securities markets in some ways unforeseen. In March 2019, the Federal Reserve announced accommodative changes to its balance-sheet reduction plan. These accommodative signals represented a shift in the central bank’s sentiment from being one of raising rates to one of a “patient” or dovish approach to monetary policy. In August, September and October 2019, the Federal Reserve decreased rates in response to decelerating global economic growth. In response to the impact of COVID-19, in March 2020, the Federal Reserve announced cuts to the target range of the federal funds rate and a new round of quantitative easing. These rates have remained low, however, the Federal Reserve has begun to increase rates to combat inflation in the U.S. economy. Changes to the monetary policy by the Federal Reserve or other regulatory actions could expose fixed income and related markets to heightened volatility, interest rate sensitivity and reduced liquidity, which may impact a Fund's operations and return potential. The potential economic weakness across the globe could be problematic as traditional catalysts, including stimulating fiscal and monetary policies, would most likely be limited going forward which could put pressure on corporate earnings, and in turn, prices of equity securities. A synchronized global economic slowdown could also put pressure on fixed income securities as deteriorating corporate health could lead to spread widening (causing bond prices to fall) and higher default levels.
In June 2016, the United Kingdom (“UK”) approved a referendum to leave the EU, commonly referred to as “Brexit,” which sparked depreciation in the value of the British pound, short-term declines in global stock markets and heightened risk of continued worldwide economic volatility. The UK officially left the EU on January 31, 2020, with a transitional period that ended December 31, 2020. Brexit has and may continue to result in volatility in European and global markets and may also lead to weakening in political, regulatory, consumer, corporate and financial confidence in the markets of the UK and throughout Europe. The longer term economic, legal, political, regulatory and social framework to be put in place between the UK and the EU remains unclear and may lead to ongoing political, regulatory and economic uncertainty and periods of exacerbated volatility in both the UK and in wider European markets for some time. Further, the UK’s departure from the EU may spark additional member states to contemplate departing the EU. In addition, the UK’s departure from the EU may create actual or perceived additional economic stresses for the UK, including potential for decreased trade, capital outflows, devaluation of the British pound, wider corporate bond spreads due to uncertainty, and possible declines in business and consumer spending, as well as foreign direct investment.
While it is not currently possible to determine the extent of the impact of the UK’s departure from the EU may have on a Fund’s investments, certain measures are being proposed and/or will be introduced, at the EU level or at the member state level, which are designed to minimize disruption in the financial markets. Notwithstanding the foregoing, the prolonged and continued uncertainty stemming from the UK’s withdrawal from the EU could negatively impact current and future economic conditions in the UK which, in turn, could negatively impact a Fund’s investments.
Periodically, there may be restrictions on investments in foreign and domestic companies. For example, on November 12, 2020, the former President of the United States signed an Executive Order prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. government as Communist Chinese military companies or in instruments that are derivative of, or are designed to provide investment exposure to, those companies. The universe of affected securities can change from time to time. As a result of an increase in the number of investors seeking to sell such securities, or because of an inability to participate in an investment that the Adviser or a Sub-Adviser otherwise believes is attractive, a Fund may incur losses. Certain securities that are or become designated as prohibited securities may have less liquidity as a result of such designation and the market price of such prohibited securities may decline, potentially causing losses to a Fund. Further, actions by the U.S. government, such as delisting of certain companies from U.S. securities exchanges or otherwise restricting their operations in the United States, may negatively impact the value of such securities held by a Fund. Because the impact of these events on the markets has been widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict

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the duration of these market conditions. Unexpected political and diplomatic events within the United States and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.
Repurchase Agreements. Each Fund may agree to purchase portfolio securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price (“repurchase agreements”). Repurchase agreements are considered to be loans under the 1940 Act. Although the securities subject to a repurchase agreement may bear maturities exceeding one year, settlement for the repurchase agreement will never be more than one year after a Fund’s acquisition of the securities and normally will be within a shorter period of time. Securities subject to repurchase agreements are held either by the Fund’s custodian or subcustodian (if any) or in the Fed/Treasury Book-Entry System. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement in an amount exceeding the repurchase price (including accrued interest). Default by the seller would, however, expose a Fund to possible loss because of adverse market action or delay and costs in connection with the disposition of the underlying obligations.
Reverse Repurchase Agreements. Each Fund may borrow funds by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price (“reverse repurchase agreement”). The Funds may use the proceeds of a reverse repurchase agreement to purchase other securities either maturing, or under an agreement to resell, on a date simultaneous with or prior to the expiration of the reverse repurchase agreement. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price. A Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, a Fund will segregate liquid assets in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.
Rights and Warrants Risk. Rights and warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a right or warrant does not necessarily change with the value of the underlying securities, and a right or warrant ceases to have value if it is not exercised prior to the expiration date. If a right or warrant held by a Fund is not exercised by the date of its expiration, the Fund would lose the entire purchase price of the right or warrant. The market for warrants and rights may be very limited, and there may, at times, not be a liquid secondary market for warrants and rights.
Securities Lending. The Funds may lend portfolio securities provided the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Pursuant to a Securities Lending Authorization Agreement with The Northern Trust Company, the Funds may lend portfolio securities to certain brokers, dealers and other financial institutions that pay the Funds a negotiated fee. When loaning securities, the Funds retain the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The Funds also have the ability to terminate the loans at any time and can do so in order to vote proxies or sell the securities. The Funds receive cash or U.S. government securities, such as U.S. Treasury Bills and U.S. Treasury Notes, as collateral against the loaned securities in an amount at least equal to the market value of the loaned securities. The adequacy of the collateral is monitored on a daily basis, and the market value of the securities loaned is determined at the close of each business day. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Cash collateral has been invested in a short-term government money market fund managed by an affiliate of The Northern Trust Company, which invests 99.5% or more of its total assets in U.S. government securities.
The securities lending agreements with borrowers permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by a Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund. Securities lending
Statement of Additional Information

transactions pose certain risks to the Funds. There is a risk that a borrower may default on its obligations to return loaned securities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an unaffiliated or affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions.
Swaps — Generally. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. A Fund’s investment in swaps may involve a small investment relative to the amount of risk assumed. If the Sub-Adviser is incorrect in its forecasts, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used. The risks of swap agreements depend upon the other party’s creditworthiness and ability to perform, as well as the Fund’s ability to terminate its swap agreement or reduce its exposure through offsetting transactions. Swap agreements may be illiquid and can involve greater risks than direct investments in securities because swaps may be leveraged. The swap market is relatively new and largely unregulated. In accordance with SEC requirements, a Fund will segregate cash or liquid securities in an amount equal to its obligations under swap agreements. When an agreement provides for netting the payments by the two parties, a Fund will segregate only the amount of its net obligation, if any.
Centrally cleared swaps are either interest rate or credit default swap agreements brokered by the Chicago Mercantile Exchange, London Clearing House or the Intercontinental Exchange, each a derivatives clearing organization (“DCO”), where the DCOs are the counterparty to both the buyer and seller of protection. Centrally cleared swaps are subject to general market risks and to liquidity risk. Pursuant to the agreement, a Fund agrees to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract (the “margin”) and daily interest on the margin. In the case of centrally cleared interest rate swaps, the daily settlement also includes the daily portion of interest. Such payments are recorded by a Fund as unrealized gains or losses until the contract is closed or settled. Centrally cleared swaps require no payments at the beginning of the measurement period nor are there liquidation payments at the termination of the swap. DCOs generally require an initial margin payment, and there may need to be some final adjustments at termination depending upon the variation payments made during the life of the swap and final settlement.
Swaps — Equity Swaps. The Funds may enter into equity swap contracts to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Equity swaps may also be used for hedging purposes or to seek to increase total return. The counterparty to an equity swap contract will typically be a bank, investment banking firm or broker/dealer. Equity swap contracts may be structured in different ways. For example, a counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Fund may agree to pay to the counterparty the amount, if any, by which that notional amount would have decreased in value had it been invested in the stocks. Therefore, the return to the Fund on any equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. In other cases, the counterparty and the Fund may each agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indexes of stocks).
Each Fund will usually enter into equity swaps on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to an equity swap defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. Inasmuch as these transactions are entered into for hedging purposes or

GuideStone Funds

are offset by segregated cash or liquid assets to cover the Funds’ potential exposure, the Funds and their Sub-Advisers believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund’s borrowing restrictions.
Swaps — Swaptions. The Funds may enter into a swaption (swap option) to manage exposure to fluctuations in interest rates and to enhance portfolio yield. In a swaption, the buyer, by paying a non-refundable premium for the option, gains the right, but not the obligation, to enter into a previously agreed upon swap agreement on a future date pursuant to the terms of the swaption. In some instances, a swaption may provide the buyer the right, but not the obligation, to shorten, extend, cancel or otherwise modify an existing swap agreement at a designated time on specified terms. In contrast, the writer (seller) of a swaption, in exchange for a premium, becomes obligated (if the option is exercised) to enter into a previously agreed upon swap agreement, or to perform on an existing swap agreement in accordance with the modifications permitted by the swaption, on a future date pursuant to the terms of the swaption.
Depending upon the terms of the agreement, a Fund will generally incur a greater degree of risk when it writes (sells) a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it only risks losing the premium it paid should it decide to let the swaption expire unexercised. However, when a Fund writes (sells) a swaption, upon exercise of the swaption, the Fund will become obligated according to the terms of the underlying previously agreed upon swap agreement, and may be obligated to pay an amount of money that exceeds the sum of the value of the premium that it received for writing (selling) the swaption plus the value that it received pursuant to the terms of the underlying swap. In addition, the Funds bear the market risk arising from any change in index values or interest rates. Entering into a swaption contract involves, to varying degrees, the elements of credit, market, interest rate and other risks associated with both option contracts and swap contracts. The risks are set forth in the sections entitled “Futures and Options on Futures” and “Swaps” in this SAI.
The Growth Equity Index Fund. The Growth Equity Index Fund has been developed solely by GSCM. The “Growth Equity Index Fund” is/are not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies. All rights in the Russell 1000® Growth Index (the “R1000G”) vest in the relevant LSE Group company which owns the R1000G. “Russell®” is a trademark of the relevant LSE Group company and is used by any other LSE Group company under license. The Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the Growth Equity Index Fund. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Growth Equity Index Fund or the suitability of the Index for the purpose to which it is being put by GSCM.
The Value Equity Index Fund. The Value Equity Index Fund has been developed solely by GSCM. The “Value Equity Index Fund” is/are not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies. All rights in the Russell 1000® Value Index (the “R1000V”) vest in the relevant LSE Group company which owns the R1000V. “Russell®” is a trademark of the relevant LSE Group company and is used by any other LSE Group company under license. The R1000V is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the R1000V or (b) investment in or operation of the Value Equity Index Fund. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Value Equity Index Fund or the suitability of the R1000V for the purpose to which it is being put by GSCM.
Warrants and Rights. The Funds may purchase warrants and rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Warrants and rights may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or rights with respect to the underlying
Statement of Additional Information

securities that may be purchased nor do they represent any rights in the assets of the issuing company. The prices of warrants and rights do not necessarily correlate with the prices of the underlying shares. The purchase of warrants and rights involves the risk that a Fund could lose the purchase value of a warrant or right if the right to subscribe to additional shares is not exercised prior to the expiration. If a warrant or right held by a Fund is not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant or right. Also, the purchase of warrants and rights involves the risk that the effective price paid for the warrant or right added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security. The market for warrants and rights may be very limited, and there may, at times, not be a liquid secondary market for warrants and rights.
Investment Restrictions
In accordance with the Adviser’s Christian values, the Funds may not invest in any company that is publicly recognized, as determined by GuideStone Financial Resources, as being in the alcohol, tobacco, gambling, pornography or abortion industries or any company whose products, services or activities are publicly recognized as being incompatible with the moral and ethical posture of GuideStone Financial Resources. The Adviser receives and analyzes information from multiple sources on the products and services of companies in a Fund’s investment universe and utilizes this information to determine which companies should be prohibited for investment by it or a Sub-Adviser. These investment restrictions may only be changed by the vote of the majority of the outstanding shares of the Trust, and not an individual Fund. A “majority of the outstanding shares of the Trust” is defined as greater than 50% of the shares shown on the books of the Trust or its transfer agent as then issued and outstanding, voted in the aggregate, but does not include shares which have been repurchased or redeemed by the Trust.
Fundamental Investment Restrictions. The following investment restrictions are applicable to each Fund and are considered fundamental, which means that they may only be changed by the vote of a majority of a Fund’s outstanding shares, which as used herein and in the Prospectus, means the lesser of: (1) 67% of such Fund’s outstanding shares present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of such Fund’s outstanding shares. The Funds may not:
1.
Purchase securities which would cause 25% or more of the value of a Fund’s total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities.
2.
Borrow money or issue senior securities as defined in the 1940 Act, provided that (a) a Fund may borrow money in an amount not exceeding one-third of the Fund’s total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of such borrowings; (b) a Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes; and (c) a Fund may issue multiple classes of shares. The purchase or sale of futures contracts and related options shall not be considered to involve the borrowing of money or the issuance of shares of senior securities.
3.
With respect to 75% of a Fund’s total assets, purchase securities of any one issuer if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer; or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund’s total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.
4.
Make loans or lend securities, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction: (1) the acquisition of bonds, debentures, other debt securities or

GuideStone Funds

instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers’ acceptances or similar instruments will not be considered the making of a loan; and (2) the participation of each Fund in a credit facility whereby the Funds may directly lend to and borrow money from each other for temporary purposes, provided that the loans are made in accordance with an order of exemption from the SEC and any conditions thereto, will not be considered the making of loans.
5.
Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in MBS, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation and except that a Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.
6.
Underwrite securities issued by any other person, except to the extent that a Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.
7.
Purchase or sell commodities, unless acquired as a result of owning securities or other instruments, but a Fund may purchase, sell or enter into financial options and futures, swap transactions and other financial contracts or derivatives. This policy does not prohibit a Fund from purchasing shares of registered investment companies or exchange-traded pooled investment vehicles that have direct or indirect commodity investments.
Non-Fundamental Investment Restrictions. Each Fund’s investment objective is a non-fundamental policy of the Fund. Additionally, the Funds have adopted the following non-fundamental restrictions. These non-fundamental restrictions may be changed without shareholder approval, in compliance with applicable law and regulatory policy. These non-fundamental restrictions apply to the Funds.
1.
A Fund shall not invest in companies for purposes of exercising control or management.
2.
A Fund shall not purchase securities on margin, except that a Fund may obtain short-term credits necessary for the clearance of transactions and may make margin deposits in accordance with CFTC regulations in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.
3.
A Fund shall not purchase any portfolio security while borrowings representing more than 15% of the Fund’s total assets are outstanding (investment in repurchase agreements will not be considered to be loans for purposes of this restriction).
4.
A Fund shall invest no more than 15% of the value of its net assets in illiquid securities, a term which means securities that cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment in the securities and includes, among other things, repurchase agreements maturing in more than seven days.
5.
A Fund may invest in shares of investment companies only to the extent permitted by the 1940 Act and the rules thereunder and by exemptive orders granted by the SEC. If shares of a Fund are purchased by another registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(G) of the 1940 Act, or Rule 12d1-4 under the 1940 Act, for so long as shares of the Fund are held by such other investment company, the Fund will not purchase securities of registered open-end investment companies or registered unit investment trusts in an amount exceeding 10% of the acquired fund’s total net assets, subject to certain limited exceptions under Rule 12d1-4 under the 1940 Act. A Fund may invest in a money market fund in reliance on Rule 12d1-1.
6.
Each Fund shall not change its policies regarding the investment of 80% of its assets consistent with its name
Statement of Additional Information

without 60 days’ prior notice to its shareholders. For purposes of determining compliance with an 80% investment policy, each Fund may account for a derivative position by reference to either its market value or notional value, depending upon the circumstances.
If a percentage restriction on the investment or use of assets set forth in the Prospectus or this SAI is adhered to at the time a transaction is effected, later changes in percentage resulting from changing asset values will not be considered a violation. However, notwithstanding the foregoing, borrowing for investment purposes made pursuant to Section 18(f)(1), if any, will comply with the percentage limitations imposed by that Section subsequent to the incurrence of the borrowings. It is the intention of a Fund, unless otherwise indicated, that with respect to its policies that are a result of application of law, a Fund will take advantage of the flexibility provided by rules or interpretations of the SEC currently in existence or promulgated in the future or changes to such laws.
Management of the Funds
The Board of Trustees. The primary responsibility of the Board of Trustees is to represent the interests of the shareholders of the Trust and to oversee the management of the Trust. The Board meets at least quarterly to review the investment performance of each Fund and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements. Only shareholders of the Trust, by a vote of a majority of the outstanding shares, may fill vacancies or otherwise elect a Trustee. The Board is comprised of eight individuals, two of whom are considered “interested” Trustees as defined by the 1940 Act due to their positions on the Board of Trustees of GuideStone Financial Resources. The remaining Trustees are deemed not to be “interested persons” of the Trust as defined by Section 2(a)(19) of the 1940 Act (“Independent Trustees”).
Board Role in Risk Oversight. The Board’s role with respect to the Trust is oversight. As is the case with virtually all investment companies (as distinguished from operating companies), service providers to the Trust, primarily the Adviser and its affiliates, have responsibility for the day-to-day management of the Funds, which includes responsibility for risk management. Examples of prominent risks include investment risk, liquidity risk, regulatory and compliance risks, operational risks, accounting risks, valuation risks, service provider risks and legal risks. As part of its oversight role, the Board, acting at its scheduled meetings, or the Chairman, acting between Board meetings, interacts with and receives reports from senior personnel of service providers, including the Adviser’s Chief Investment Officer (or a senior representative of the Adviser) and portfolio management personnel. The Board receives periodic presentations and reports from senior personnel of the Adviser or its affiliates regarding risk management generally, as well as periodic presentations regarding specific operational, compliance or investment areas such as accounting, administration, anti-money laundering, personal trading, valuation, investment research and securities lending. The Board also receives reports from counsel to the Trust and the Independent Trustees’ own independent legal counsel regarding regulatory compliance and governance matters. The Board interacts with and receives reports from the Chief Compliance Officer (“CCO”) of the Trust, and in connection with each scheduled meeting, the Independent Trustees meet separately from the Adviser and Trust management with the CCO of the Trust and independent legal counsel, on regulatory compliance matters. The Board’s oversight role does not make the Board a guarantor of the Trust’s investments or activities.
Board Leadership Structure. The Chairman of the Board of Trustees is an Independent Trustee and holds no management position with the Trust or its Adviser, Sub-Advisers or service providers. The Board has determined that its leadership structure, in which the Chairman of the Board is an Independent Trustee, along with the Board’s majority of Independent Trustees, is appropriate in light of the services provided to the Trust and provides the best protection against conflicts of interests with the Adviser and service providers.
Information About Each Trustee’s Qualifications, Experience, Attributes or Skills. GuideStone Financial Resources primarily provides financial products and services to persons and organizations associated with the Southern Baptist Convention. In accordance with the Trust’s organizational documents, all Trustees must be active members of a Baptist church in friendly cooperation with the Southern Baptist Convention as defined in the Southern Baptist Convention Constitution and interested Trustees must also be members of the Board of Trustees of

GuideStone Funds

GuideStone Financial Resources. All Trustees serve without compensation except for reimbursement of expenses in attending meetings. The Board believes that the significance of each Trustee’s experience, qualifications, attributes or skills is an individual matter (meaning that experience that is important for one Trustee may not have the same value for another) and that these factors are best evaluated at the Board level, with no single Trustee, or particular factor, being indicative of Board effectiveness. However, the Board believes that Trustees need to have the ability to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Trust management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties. Experience relevant to having this ability may be achieved through a Trustee’s educational background; business, professional training or practice (e.g., accounting, banking, brokerage, finance or ministry); public service or academic positions; experience from service as a board member (including the Board of the Trust); senior level positions in Southern Baptist Convention member organizations such as churches or hospitals; or as an executive of investment funds, public companies or significant private or not-for-profit entities or other organizations, as well as other life experiences. In identifying and evaluating nominees for the Board, the Nominating Committee also considers how each nominee would affect the composition of the Board of Trustees. In seeking out and evaluating nominees, each candidate’s background is considered in light of existing board membership. The ultimate goal is a board consisting of trustees with a diversity of relevant individualized expertise. In addition to providing for Board synergy, this diversity of expertise allows Trustees to provide insight and leadership within the Board’s committee structure.
The Trustees and executive officers of the Trust, their years of birth, business address and principal occupations and prior directorships during the past five years are set forth in the following table.
Name (Year of Birth), Address and Position(s) with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past 5 Years[2]
INDEPENDENT TRUSTEES
Thomas G. Evans (1961) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Trustee	Since 2020	President and Owner, Encompass Financial Services, Inc., 1985 – present; Trustee, GuideStone Financial Resources, 2010–2018.	26	None
William Craig George (1958) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Trustee	Since 2004	Senior Vice President and Regional Credit Officer, First National Bank, 2017 – present.	26	None
Grady R. Hazel (1947) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Trustee	Since 2011	Chief Financial Officer, The Dunham School, 2015 – present; Certified Public Accountant, 1978– present.	26	None
David B. McMillan (1957) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Trustee	Since 2019	Chief Executive Officer and Founder, Peridot Energy LLC, 2008– present; Trustee, GuideStone Financial Resources, 2010– 2018; Trustee, GuideStone Capital Management, LLC, 2011 – 2018; Trustee, GuideStone Investment Services and GuideStone Resource Management, Inc., 2014 –2018.	26	None
Franklin R. Morgan (1943) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Trustee	Since 2005	Retired - Senior Vice President, Director of International Administration, Prudential Securities, Inc., 1962 –2003.	26	None
Statement of Additional Information

Name (Year of Birth), Address and Position(s) with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past 5 Years[2]
Ronald D. Murff (1953) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Trustee	Since 2019	President, JKL Group, LLC, 2010– present; Principal, Dalcor Companies, 2012 – present.	26	None
INTERESTED TRUSTEES[3]
David Cox, Sr. (1972) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Trustee	Since 2020	Supply Chain Manager, Penske Logistics, Inc., 2004 – present.	26	None
Randall T. Hahn, D.Min. (1965) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Trustee	Since 2018	Senior Pastor, The Heights Baptist Church, 2002 – present.	26	None
OFFICERS WHO ARE NOT TRUSTEES[4]
Melanie Childers (1971) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Vice President — Fund Operations and Secretary	Since 2014[5]	Managing Director, Fund Operations, GuideStone Financial Resources, 2014 – present.	N/A	N/A
John R. Jones (1953) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 President	Since 2000	Executive Vice President and Chief Operating Officer, GuideStone Financial Resources, 1997– present.	N/A	N/A
Patrick Pattison (1974) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Vice President and Treasurer	Since 2008	Chief Accounting Officer, GuideStone Financial Resources, 2015– present.	N/A	N/A
Brandon Pizzurro (1981) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Vice President and Investment Officer	Since 2021
Director of Public Investments,
GuideStone Financial Resources,
2021– present; Portfolio
Manager, GuideStone Financial
Resources, 2019 – 2021; Senior
Investment Analyst, GuideStone
Financial Resources, 2017 –
2019.
			N/A	N/A
David S. Spika (1964) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Executive Vice President	Since 2019	Vice President and Chief Investment Officer, GuideStone Financial Resources, 2021 – present; Vice President and Chief Strategic Investment Officer, GuideStone Financial Resources, 2016 –2021.	N/A	N/A
Brandon Waldeck (1977) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 AML Compliance Officer	Since 2020	Senior Manager – Fraud Risk, GuideStone Financial Resources, 2019– present; Director of Ethics Office Trade Monitoring, Fidelity Investments, 2001 – 2019.	N/A	N/A

GuideStone Funds

Name (Year of Birth), Address and Position(s) with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past 5 Years[2]
Matthew A. Wolfe (1982) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Chief Compliance Officer and Chief Legal Officer	Since 2017[6]	Managing Director, Compliance and Legal, GuideStone Financial Resources, 2020 – present; Associate Counsel – Investment and Corporate Services, GuideStone Financial Resources, 2015–2020.	N/A	N/A
Erin Wynne (1981) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Assistant Treasurer	Since 2016	Director, Financial Reporting & Analysis, GuideStone Financial Resources, 2015 – present.	N/A	N/A
(1)
Each Independent Trustee serves until his or her resignation, removal or mandatory retirement. Each Interested Trustee serves until his or her resignation, removal or mandatory retirement or until he or she ceases to be a member of the Board of Trustees of GuideStone Financial Resources. All Trustees must retire at the end of the calendar year in which they attain the age of 80 or after achieving 10 years of service, whichever occurs last. Officers serve at the pleasure of the Board of Trustees.
(2)
Directorships not included in the Trust complex that are held by a director in any company with a class of securities registered pursuant to section 12 of the Securities Exchange Act of 1934 or any company registered as an investment company under the 1940 Act.
(3)
Mr. Cox and Dr. Hahn are “interested persons” of the Trust as the term is defined in the 1940 Act due to their positions on the Board of Trustees of GuideStone Financial Resources.
(4)
The officers of the Trust are affiliates of the Adviser due to their positions with the Adviser, GuideStone Financial Resources, GuideStone Investment Services and/or GuideStone Resource Management, Inc.
(5)
Ms. Childers has served as Vice President – Fund Operations since 2014. She has served as Vice President – Fund Operations and Secretary since 2021.
(6)
Mr. Wolfe has served as Chief Legal Officer since 2017. He has served as CCO and Chief Legal Officer since 2020.
In addition to the information set forth in the trustees and officers table and other relevant qualification, experience, attributes or skills applicable to a particular Trustee, the following provides further information about the qualifications and experience of each Independent Trustee:
David Cox, Sr. Mr. Cox is the Supply Chain Manager for Penske Logistics, Inc. in Detroit, Michigan, where he has served since 2004. He has 25 years of experience in personal finance with past licenses in the investment, insurance and mortgage industries. Mr. Cox holds a Bachelor of Science degree in Business Economics from Florida A&M University and a degree in Christian Education from Golden Gate Seminary. He is President of the Board of Directors and the Program Director of Financial Literacy for Educating U-4 Life, CDC. Mr. Cox serves as Vice President for the Michigan African American Fellowship and Treasurer for Greater Detroit Baptist Association. He currently serves on the Board of Trustees of GuideStone Financial Resources and will assume the role of Vice Chairman in June 2022.
Thomas G. Evans. Mr. Evans is President and Owner of Encompass Financial Services, Inc. He currently serves on the Board of Directors for i2E and Chairman of the Board of Directors for Leadership Oklahoma. Mr. Evans has also served as Chairman of the Board of Directors for the Baptist Foundation of Oklahoma and a member of the Board of Trustees of the Pioneer Spirit Foundation. Mr. Evans holds a Bachelor of Science degree in Business Administration from Northwestern Oklahoma State University and a Master of Business Administration degree from Marylhurst University. Mr. Evans was previously a member of the Board of Trustees of GuideStone Financial Resources and an Interested Trustee of the Board of Trustees of the Trust.
William Craig George. Mr. George has been the Chairman of the Board of Trustees of the Trust since January 2015 and a member of the Board of Trustees since September 2004. He has been employed with First National Bank since 2017 and currently serves as Senior Vice President and Regional Credit Officer. In his role with First National Bank, Mr. George underwrites and approves loans and oversees bank loan policy and bank lending compliance. He has served on the board of the Pregnancy Life Care Center of Raleigh and on the Allocations Committee of Triangle United Way. Mr. George holds a Bachelor of Science degree in Business Administration from the University of North Carolina at Chapel Hill.
Statement of Additional Information

Randall T. Hahn, D.Min. Dr. Hahn is the Senior Pastor at The Heights Baptist Church in Colonial Heights, Virginia, where he has served since 2002. He holds a Bachelor of Arts degree from Texas A&M University, a Master of Theology degree from Dallas Theological Seminary and a Doctor of Ministry degree from Southeastern Baptist Theological Seminary. Dr. Hahn currently serves on the Board of Trustees of GuideStone Financial Resources.
Grady R. Hazel. Mr. Hazel serves as the Chief Financial Officer at The Dunham School and is self-employed as a CPA. He is currently Chairman of the Board of Directors of Stonetrust Commercial Insurance Company and is also Chairman of the Audit Committee. In addition, he serves on the Board of Directors of Neighbors Federal Credit Union, and he is a board member for the State Board of Certified Public Accountants of Louisiana. Mr. Hazel is a CPA and a Chartered Global Management Accountant (CGMA). Mr. Hazel holds a Bachelor of Science degree and a Master of Business Administration degree both from Louisiana State University.
David B. McMillan. Mr. McMillan is the Chief Executive Officer (“CEO”) and Founder of Peridot Energy LLC, which today primarily provides senior management and consulting services to startup companies, since 2008. Mr. McMillan has previously served as a member of the Board of Trustees of GuideStone Financial Resources from 2010 to 2018, where he was Chairman of the Audit Committee from 2013 to 2018; member of the Board of Directors of GuideStone Capital Management, LLC from 2011 to 2018, where he served as Chairman from 2013 to 2018; Chairman of the Board of Directors of GuideStone Investment Services from 2014 to 2018; and Chairman of the Board of Directors of GuideStone Resource Management, Inc. from 2014 to 2018. He holds a Bachelor of Science degree in Chemical Engineering, cum laude, from Texas A&M University. In addition, Mr. McMillan is a member of the American Institute of Chemical Engineers.
Franklin R. Morgan. Mr. Morgan is a former Senior Vice President, Director of International Administration with Prudential Securities, Inc. (“Prudential Securities”). He served with Prudential Securities and predecessor firms for 43 years. Mr. Morgan’s main responsibilities were high level administrative management of 27 branches and support functions in 20 different countries. He was also responsible for business quality-compliance for the firm. Mr. Morgan held numerous securities licenses and was an arbitrator with the NASD (FINRA) as well as a past panel member of the New York Stock Exchange Disciplinary Board.
Ronald D. Murff. Mr. Murff is the President of JKL Group, LLC, a private investment firm in Dallas, Texas. He is also a Principal of Dalcor Companies, which is active in multi-family housing, where he has served since 2012. Previously, he worked in the banking industry, including spending more than 20 years with Guaranty Bank, a $17 billion bank operating in Texas and California. He served in several executive roles, including President of the Retail Banking Group and Chief Financial Officer, and was responsible for coordinating the spinoff of the bank from its parent company in late 2007. Mr. Murff serves on the boards of the Baylor University Medical Center, Baylor Research Institute, Southwest Transplant Alliance and Accutex Investments/Highland Residential Mortgage. He served on the Board of Regents of Baylor University from 2009 to 2018, serving as chair of several committees and then Chairman of the Board in 2016 and 2017. Mr. Murff has previously served as a trustee of GuideStone Financial Resources from June 2003 through October 2010, as an advisory director for Baylor University’s Hankamer School of Business and has served as a board member for the Federal Home Loan Bank of Dallas and the Ladybird Johnson Wildflower Center in Austin, Texas. He holds a Bachelor of Business Administration degree in Accounting from Baylor University.
The Board’s Committees
Currently, the Board has an Audit Committee, Compliance and Risk Committee, Investment Management Committee and a Nominating Committee. The responsibilities of each committee and its members are described below.
Audit Committee. The Board has an Audit Committee comprised only of the Independent Trustees, Messrs. Evans, George, Hazel, McMillan, Morgan and Murff. Pursuant to its charter, the Audit Committee has the responsibility, among other things, to (1) appoint the Trust’s independent auditors; (2) review and approve the scope of the

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independent auditors’ audit activity; (3) review the financial statements, which are the subject of the independent auditors’ certifications; and (4) review with such independent auditors the adequacy of the Trust’s basic accounting system and the effectiveness of the Trust’s internal accounting controls. During the fiscal year ended December 31, 2021, there were three meetings of the Audit Committee.
Compliance and Risk Committee. The Board has a Compliance and Risk Committee comprised of Messrs. Cox, Evans, Morgan and Murff and Dr. Hahn, the majority of whom are Independent Trustees. Pursuant to its charter, the Compliance and Risk Committee has the responsibility, among other things, to (1) oversee generally the management of the Trust’s operational, information security, compliance, regulatory, strategic, reputational and other risks; (2) oversee generally matters relating to the Trust’s compliance controls and related policies and procedures; and (3) act as a liaison between the CCO of the Trust and the full Board when necessary and appropriate. The Compliance and Risk Committee was established in February 2015. During the fiscal year ended December 31, 2021, there were four meetings of the Compliance and Risk Committee.
Investment Management Committee. The Board has an Investment Management Committee comprised of only Independent Trustees, Messrs. George, Hazel, McMillan and Murff. Pursuant to its charter, the Investment Management Committee has the responsibility, among other things, to (1) review information in consideration of investment advisory and sub-advisory agreements; (2) make recommendations to the Board regarding the initial approval, reapproval or termination of investment advisory or sub-advisory agreements; (3) monitor sub-advisers to identify those that may require review by the Trust’s management or further discussion or review by the Board; and (4) serve as a liaison between the Trust’s management and the Board involving changes in a Fund’s investment objectives and strategies, changes at the Adviser or Sub-Advisers and other material developments related to the investment management of the Funds that may warrant Board consideration. The Investment Management Committee was established in August 2011. During the fiscal year ended December 31, 2021, there were four meetings of the Investment Management Committee.
Nominating Committee. The Board has a Nominating Committee, comprised only of the Independent Trustees, Messrs. Evans, George, Hazel, McMillan, Morgan and Murff. Pursuant to its charter, the Nominating Committee is responsible for the nomination of candidates to serve as Trustees. The Trust’s governing documents provide that only shareholders, by a vote of a majority of the outstanding shares, may fill vacancies in the Board or otherwise elect a Trustee. The Trust documents further provide that the selection and nomination of persons to fill vacancies on the Board to serve as Independent Trustees shall be committed to the discretion of the Independent Trustees then serving, provided that shareholders may also nominate and select persons to serve in these positions. During the fiscal year ended December 31, 2021, there was one meeting of the Nominating Committee.
Shareholders owning 50% or more of the outstanding voting securities of the Trust may submit nominations for Trustee candidates in writing to the attention of Melanie Childers, Vice President – Fund Operations and Secretary, GuideStone Funds, 5005 Lyndon B. Johnson Freeway, Suite 2200, Dallas, Texas 75244-6152.
Security and Other Interests. The following table sets forth the dollar range of equity securities beneficially owned by each Trustee in all funds of the Trust (which for each Trustee comprise all registered investment companies within the Trust’s family of investment companies overseen by him), as of December 31, 2021.
Name of Trustee	Dollar Range of Equity Securities in each Fund of the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee within the Family of Investment Companies
INTERESTED TRUSTEES
David Cox, Sr.	NONE	NONE
Statement of Additional Information

Name of Trustee	Dollar Range of Equity Securities in each Fund of the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee within the Family of Investment Companies
Randall T. Hahn, D.Min
$10,001-$50,000 in the Low-Duration Bond Fund
$50,001-$100,000 in the Medium-Duration Bond Fund
$10,001-$50,000 in the Global Bond Fund
$1-$10,000 in the Strategic Alternatives Fund
Over $100,000 in the Defensive Market Strategies Fund
$50,001-$100,000 in the Equity Index Fund
$10,001-$50,000 in the Global Real Estate Securities Fund
$50,001-$100,000 in the Value Equity Fund
$50,001-$100,000 in the Growth Equity Fund
$10,001-$50,000 in the Small Cap Equity Fund
Over $100,000 in the International Equity Fund
$10,001-$50,000 in the Emerging Markets Equity Fund
Over $100,000
INDEPENDENT TRUSTEES
Thomas G. Evans	Over $100,000 in the MyDestination 2025 Fund	Over $100,000
William Craig George	NONE	NONE
Grady R. Hazel	Over $100,000 in the Defensive Market Strategies Fund	Over $100,000
David B. McMillan	$10,001-$50,000 in the Money Market Fund $50,001-$100,000 in the Equity Index Fund Over $100,000 in the Growth Equity Fund $1-10,000 in the Global Impact Fund	Over $100,000
Franklin R. Morgan	NONE	NONE
Ronald D. Murff	Over $100,000 in the Aggressive Allocation Fund Over $100,000 in the Growth Equity Fund Over $100,000 in the Small Cap Equity Fund	Over $100,000
As a group, the Trustees and officers of the Trust owned less than 1% of each Class of the Fund, as of July 31, 2022.
As of December 31, 2021, the Independent Trustees or their respective immediate family members (spouse or dependent children) did not own beneficially or of record any securities of the Trust’s Adviser, Sub-Advisers or Underwriter, or in any person directly or indirectly controlling, controlled by, or under common control with the Adviser, Sub-Advisers or Underwriter.
Mr. Murff’s spouse and Dr. Hahn are participants in the Southern Baptist Churches 403(b)(9) Retirement Plan established and maintained by GuideStone Financial Resources.
The Trust pays no compensation to the Trustees. The Trust reimburses the Trustees for any expenses incurred in attending meetings. The Trust does not compensate the officers for the services they provide to the Funds.
The Adviser. The Funds have employed GuideStone Capital Management, LLC, a Texas limited liability company, as the Adviser. GuideStone Financial Resources indirectly controls the Adviser. GuideStone Financial Resources was established in 1918 and exists to assist churches and other Southern Baptist entities by making available retirement plan services, life and health coverage, risk management programs and personal and institutional investment programs. GuideStone Financial Resources is a Texas non-profit corporation of which the Southern Baptist Convention, a Georgia non-profit corporation, is the sole member.
The Sub-Advisers. The Adviser and the Trust have entered into a Sub-Advisory Agreement with Parametric Portfolio Associates LLC (“Parametric”) whereby Parametric is responsible for monitoring and investing cash balances of each Fund. The Adviser and the Sub-Adviser(s) for each Fund determine the amount of the Fund’s cash balances. Under the agreement, Parametric may from time to time invest in long or short positions in exchange listed equity futures contracts to gain market exposure on cash balances or to reduce market exposure in anticipation of liquidity needs.

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In addition, the Adviser and the Trust have entered into Sub-Advisory Agreements with the Sub-Adviser(s) to manage each Fund’s investment securities. It is the responsibility of the Sub-Adviser(s), under the general supervision of the Adviser, to make day-to-day investment decisions for the Funds. The Sub-Adviser(s) also place purchase and sell orders for portfolio transactions of the Funds in accordance with each Fund’s investment objectives and policies. The Adviser allocates the portion of each Fund’s assets for which a Sub-Adviser will make investment decisions. The Adviser may make reallocations at any time in its discretion. The Adviser may, from time to time, elect to trade individual stocks, fixed income securities, private placements, third-party mutual funds or ETFs for a Fund.
Advisory Fees. Under the Advisory Agreement and Sub-Advisory Agreements, each Fund pays to the Adviser and its Sub-Adviser(s) advisory fees, which are computed daily and paid monthly, based on annual rates of the Fund’s average net assets. For Funds with more than one Class, the fee is allocated daily to each Class based on the proportionate net assets of each Class in relation to the net assets of the Fund as a whole.
Since the Funds have not commenced operations prior to the date of this SAI, there are no advisory fees paid to the Adviser or aggregate advisory fees paid to the Sub-Adviser(s) to report for the last three fiscal years.
Securities Lending Activities. The Northern Trust Company serves as the securities lending agent for the Funds and in that role administers each Fund’s securities lending program pursuant to the terms of a securities lending agency agreement entered into between the Trust and The Northern Trust Company.
In its capacity as securities lending agent for the Fund, The Northern Trust Company will select securities to be loaned, locate borrowers, monitor loan opportunities, negotiate the terms of the loans with borrowers, monitor the value of the securities on loan and the value of the corresponding collateral, invest cash collateral in accordance with the Trust’s instructions, maintain custody of non-cash collateral, communicate with borrowers regarding daily marking to market the collateral, arrange for the return of the loaned securities and collateral upon the termination of the loan, manage entitlements, post earned revenue and expenses and perform recordkeeping and accounting services.
Since the Funds have not commenced operations, there is no gross income reported by the Funds, fees and/or other compensation paid by the Funds, net income earned by the Funds or any other fees or payments incurred by the Funds from the lending of securities.
Control Persons of Sub-Advisers: The following is a description of parties who control the Sub-Advisers.
Value Equity Index Fund:
Legal & General Investment Management America, Inc. (“LGIM America”), 71 South Wacker Drive, Suite 800, Chicago, Illinois 60606: LGIM America, a Delaware corporation, is a wholly owned subsidiary of Legal & General Investment Management United States (Holdings), Inc. and is registered under the Investment Advisors Act of 1940, as amended.
Growth Equity Index Fund:
Legal & General Investment Management America, Inc. (“LGIM America”), 71 South Wacker Drive, Suite 800, Chicago, Illinois 60606: LGIM America, a Delaware corporation, is a wholly owned subsidiary of Legal & General Investment Management United States (Holdings), Inc. and is registered under the Investment Advisors Act of 1940, as amended.
Cash Overlay Program:
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric is a registered investment adviser offering a variety of structured portfolio solutions. Parametric is a wholly owned subsidiary of Morgan Stanley, a publicly held company that is traded on the NYSE under the ticker
Statement of Additional Information

symbol MS. Parametric is a part of Morgan Stanley Investment Management, the asset management division of Morgan Stanley. Parametric is owned directly by Eaton Vance Acquisitions LLC, a privately held subsidiary of Morgan Stanley.
Fund Expenses. Each Fund pays the expenses incurred in its operations, including its pro rata share of expenses of the Trust. These expenses include investment advisory and administrative fees; registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the custodian for all services to the Fund, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants and legal counsel; insurance premiums; and expenses of calculating the NAV of, and the net income on, shares. In addition, the Funds may allocate transfer agency and certain other expenses by Class.

GuideStone Funds

Other Accounts Managed. The following table provides additional information about other accounts managed by portfolio managers and management team members jointly and primarily responsible for day-to-day management of the Funds for the period ended June 30, 2022.
Adviser and Sub-Advisers Portfolio Managers	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
GuideStone Capital Management, LLC*
Brandon Pizzurro, CFP®
David S. Spika, CFA
Legal & General Investment Management America, Inc.*
David Barron, CFA, CAIA
Aodhagán Byrne, CFA
Joseph LaPorta
Michael O’Connor
Craig Parker, CFA
*
The Adviser or Sub-Adviser utilizes a team-based approach to portfolio management, and each of the portfolio managers listed are jointly and primarily responsible for the day-to-day management of a portion of the accounts listed in each category.
Material Conflicts of Interest. Material conflicts of interest that may arise in connection with the portfolio managers’ management of the Funds’ investments and the investments of the other accounts managed include conflicts between the investment strategy of each Fund and the investment strategy of other accounts managed by the portfolio manager and conflicts associated with the allocation of investment opportunities between each Fund and other accounts managed by the portfolio manager.
By implementing investment strategies of various accounts, a portfolio manager potentially could give favorable treatment to some accounts for a variety of reasons, including favoring larger accounts, accounts that pay higher fees, accounts that pay performance-based fees or accounts of affiliated companies. Such favorable treatment could lead to more favorable investment opportunities for some accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations and accounts managed on behalf of individuals) and commingled trust accounts.
Statement of Additional Information

Portfolio managers make investment decisions for each portfolio, including the Funds, based on the investment objectives, policies, practices and other relevant investment considerations that the portfolio managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio or may take similar actions for different portfolios at different times. Consequently, the mix of securities purchased in one portfolio may perform better than the mix of securities purchased for another portfolio. Similarly, the sale of securities from one portfolio may cause that portfolio to perform better than others if the value of those securities decline.
Potential conflicts of interest may also arise when allocating and/or aggregating trades. Sub-Advisers often aggregate into a single trade order several individual contemporaneous client trade orders in a single security. When trades are aggregated on behalf of more than one account, such transactions should be allocated to all participating client accounts in a fair and equitable manner. With respect to initial public offerings and other syndicated or limited offerings, accounts with the same or similar investment objectives should receive an equitable opportunity to participate meaningfully and should not be unfairly disadvantaged.
Portfolio Manager Compensation:
Following is a description of the structure of and method used to determine the compensation received by the Funds’ portfolio managers or management team members from the Funds, the Adviser or any other source with respect to managing the Funds and any other accounts for the fiscal year ended December 31, 2021.
Legal & General Investment Management America, Inc. (“LGIM America”). LGIM America offers employees a compensation package through a competitive base salary, discretionary bonus and equity participation in Legal & General Group Plc. LGIM America offers different compensation structures across the firm, customizing incentive structures appropriately for employees for their role within the organization.
Index portfolio managers’ bonuses are discretionary in nature and depend on the individual and team’s ability to track the risk and return characteristics of the underlying indexes (e.g., S&P 500® Index, Russell 1000® Value Index, Russell 1000® Growth Index and MSCI EAFE Index), client retention, new business, ongoing profitability of the business, as well as conduct and behaviors (including the approach to risk controls). Bonus awards vary according to the individual’s degree of contribution to this process and the team’s success in meeting its targets.
For retention purposes, a portion of investment professional variable pay above a defined level is awarded in shares of Legal & General Group Plc and deferred over a three-year period. These awards are important to the firm’s retention for key staff.
Securities Ownership. Portfolio managers of the Adviser and Sub-Advisers do not beneficially own any shares of the Funds as of the date of this SAI.
Fund Brokerage. The Adviser and Sub-Adviser(s), in effecting the purchases and sales of portfolio securities for the account of the Funds, will seek execution of trades either (1) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange; or (2) at a higher rate of commission charged, if reasonable in relation to brokerage and research services provided to the Trust or the Adviser or Sub-Adviser by such member, broker or dealer. Such services may include, but are not limited to, information as to the availability of securities for purchase or sale and statistical or factual information or opinions pertaining to investments. The Adviser or Sub-Adviser(s) may use research and services provided to it by brokers and dealers in servicing all its clients.

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The Adviser or Sub-Adviser(s) may, from time to time, receive services and products which serve both research and non-research functions. In such event, the Adviser or Sub-Adviser(s) makes a good faith determination of the anticipated research and non-research use of the product or service and allocates brokerage only with respect to the research component.
Subject to its obligation to seek best execution, the Adviser may direct the Sub-Adviser(s) to place trades through designated brokers who have agreed to pay certain transfer agency, custody or other operating expenses that the Funds would otherwise be obligated to pay. Fund orders may be placed with an affiliated broker-dealer. Portfolio orders will be placed with an affiliated broker-dealer only where the price being charged and the services being provided compare favorably with those charged to the Funds by non-affiliated broker-dealers. OTC transactions are usually placed with a principal market-maker unless a better net security price is obtainable elsewhere.
If the Adviser or Sub-Adviser(s) provides investment advisory services to individuals and other institutional clients, there may be occasions on which these investment advisory clients may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Adviser or Sub-Adviser(s) may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser or Sub-Adviser(s) believes to be equitable to each client, including a Fund. On the other hand, to the extent permitted by law, the Adviser or Sub-Adviser(s) may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other clients managed by it in order to obtain lower brokerage commissions, if any.
The Trust has obtained an order from the SEC that allows, subject to certain conditions, each Sub-Adviser that provides investment advice to a Fund or a portion thereof to, with respect to the assets under its control: (A) engage in certain principal and brokerage transactions that would otherwise be proscribed by the 1940 Act with a broker-dealer that is either (i) a Sub-Adviser to another portion of the same Fund, or (ii) an affiliated person of a Sub-Adviser to another portion of the same Fund; and (B) acquire securities of a Sub-Adviser, or its affiliate, to another portion of the same Fund. The Adviser believes that allowing a Fund or a portion thereof advised by one Sub-Adviser to purchase securities from another Sub-Adviser or its affiliates will expand the Fund’s investment options without exposing the Fund to the potential abuses of self-dealing.
Since the Funds have not commenced operations prior to the date of this SAI, there are no brokerage commissions to report for the last two fiscal years.
Codes of Ethics. The Trust, the Adviser, each of the Sub-Advisers and the Underwriter (as defined below) have adopted codes of ethics addressing personal securities transactions and other conduct by investment personnel and access persons who may have access to information about the Funds’ securities transactions. The codes are intended to address potential conflicts of interest that can arise in connection with personal trading activities of such persons. Persons subject to the codes are generally permitted to engage in personal securities transactions, including investing in securities eligible for investment by the Funds, subject to certain prohibitions, which may include pre-clearance requirements, blackout periods, annual and quarterly reporting of personal securities holdings and limitations on personal trading of initial public offerings. Violations of the codes are subject to review by the Board of Trustees and could result in penalties.
Statement of Additional Information

Proxy Voting
Please refer to Appendix A of this SAI for the policies and procedures adopted by the Adviser and the Trust. Please refer to Appendix B of this SAI for a description of the policies and procedures adopted by the Sub-Adviser.
Since the Funds have not commenced operations, information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is currently unavailable. When available, information may be obtained, without charge, upon request by calling 1-888-GS-FUNDS (1-888-473-8637), by visiting the Trust’s website at GuideStoneFunds.com or by visiting the SEC’s website at http://www.sec.gov.
Other Service Providers
Underwriter. Foreside Funds Distributors LLC, Three Canal Plaza Suite 100, Portland, ME 04101, serves as the Underwriter of each Fund’s shares pursuant to a Distribution Agreement (the “Agreement”). The Agreement was for an initial two-year term and is renewable annually thereafter. The Agreement is terminable without penalty on 60 days’ written notice by the Board of Trustees, by vote of a majority of the outstanding voting securities of the Fund or by the Underwriter. The Agreement will also terminate automatically in the event of its assignment. The Funds do not pay any fees to the Underwriter in its capacity as underwriter. The Underwriter may enter into agreements with affiliates of the Adviser in connection with distribution. The Underwriter has agreed to use efforts deemed appropriate by it to facilitate the distribution of the Funds’ shares, which are offered on a continuous basis.
Transfer Agency Services. BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), which has its principal business address at 103 Bellevue Parkway, Wilmington, Delaware 19809, provides transfer agency and dividend disbursing agent services for the Funds. As part of these services, BNY Mellon maintains records pertaining to the sale, redemption and transfer of Fund shares and distributes each Fund’s cash distributions to shareholders.
Administrative and Accounting Services. The Northern Trust Company, 333 South Wabash Avenue, Chicago, Illinois 60604, provides administrative and accounting services to the Funds. The services include certain accounting, clerical and bookkeeping services; assistance in the preparation of reports to shareholders; preparation for signature by an officer of the Trust of documents required to be filed for compliance by the Trust with applicable laws and regulations including those of the SEC and the securities laws of various states; arranging for the computation of data, including daily computation of NAV; and arranging for the maintenance of books and records of the Trust and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. The Trust’s administrator does not have any responsibility or authority for the management of the Funds or the determination of investment policy. In consideration of the services provided pursuant to the Administration and Accounting Services Agreement, The Northern Trust Company will receive from each Fund a fee computed daily and paid monthly. For each Fund, as it has not yet commenced operations, there are no payments to report to The Northern Trust Company for its administration and accounting services for the last three fiscal years.
Custodian. The Northern Trust Company, 333 South Wabash Avenue, Chicago, Illinois 60604, serves as custodian for the Funds pursuant to a custody agreement. As custodian, The Northern Trust Company holds or arranges for the holding of all portfolio securities and other assets of the Funds in connection with the custody agreement.

GuideStone Funds

Securities Lending Agent. The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60603, serves as securities lending agent for the Funds and, in that role, administers the Trust’s securities lending program pursuant to the securities lending agreement entered into between the Trust, on behalf of the Funds, and The Northern Trust Company.
Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP serves as the independent registered public accounting firm to the Trust.
Legal Counsel. The law firm of Stradley Ronon Stevens & Young, LLP, 2000 K Street, N.W., Suite 700, Washington, DC 20006, serves as counsel to the Trust.
Counsel to Independent Trustees. The law firm of Eversheds Sutherland (US) LLP, 700 Sixth Street, N.W., Suite 700, Washington, DC 20001-3980, serves as counsel to the Independent Trustees.
Shares of Beneficial Interest
The Trust’s Trust Instrument authorizes the issuance of an unlimited number of shares for each of the Funds and their respective Classes, and each share has a par value of $0.001 per share. There are no conversions or preemptive rights in connection with any shares. All issued shares will be fully paid and non-assessable and will be redeemable at NAV per share. Certificates certifying the ownership of shares will not be issued.
In accordance with the Trust’s Trust Instrument, GuideStone Financial Resources will, at all times, directly or indirectly own, control or hold with the power to vote of at least 60% of the outstanding shares of the Trust. Each fund of the Trust, will refuse to accept any investment that would result in a change of such control. This means that GuideStone Financial Resources will control the vote on any matter that requires the approval of the outstanding shares of the Trust.
The assets belonging to the Fund shall be held and accounted for separately from other assets of the Trust. Each share of a Fund represents an equal beneficial interest in the net assets of such Fund. Each Class of a Fund represents interests in the assets of that Fund and has identical voting, dividend, liquidation and other rights, except that expenses allocated to a Class will be borne by such Class. Expenses of the Trust which are not readily identifiable as belonging to a particular fund of the Trust or Class are allocated among all the funds of the Trust in a manner the Board of Trustees believe to be fair and equitable.
The Board of Trustees has authority, without necessity of a shareholder vote, to create any number of new fund or classes and to issue an unlimited number of shares of beneficial interest of the Trust. The Trustees have established 26 funds of the Trust and two Classes of shares to be issued currently. The Trust offers the Institutional Class and Investor Class shares. Expenses borne by each Class differ because of the allocation of class-specific expenses. For example, shareholder service and distribution fees may vary from class to class. The relative impact of ongoing annual expenses will depend on the length of time a share is held.
Each share is entitled to one vote and each fractional share is entitled to a proportionate fractional vote. There shall be no cumulative voting in the election of Trustees. Shares will generally be voted by shareholders of an individual funds or Class, except in the case of election or removal of Trustees, the amendment of the Trust’s Trust Instrument, when required by the 1940 Act or when the Trustees have determined that the matter affects the interests of more than one fund of the Trust or Class.
Statement of Additional Information

The Trust is not required to and does not currently intend to hold annual meetings of shareholders. Special meetings of shareholders may be called by the Board of Trustees or upon the written request of shareholders owning a majority of the outstanding shares of the Trust. Amendments and supplements to the Trust’s Trust Instrument may be made only by majority of the outstanding shares of the Trust. The Trust shall have perpetual existence. Only a majority of the Board of Trustees, including a majority of the Independent Trustees, and not an individual fund of the Trust, including the Fund, may approve the dissolution of a fund of the Trust, the Fund or the Trust.
Shareholder Servicing Arrangements
The Board of Trustees adopted a Shareholder Service Plan for the Investor Class (“Service Plan”). Under its Service Plan, the Investor Class is authorized to pay service fees of 0.25% of average daily net assets. Service fees are paid to parties that provide service for and maintain shareholder accounts.
Pursuant to the Service Plan, each Fund may pay GuideStone Financial Resources and/or GuideStone Resource Management, Inc. (“GSRM”) for service activities and recordkeeping activities. Service activities include, but are not limited to, such services as answering shareholder inquiries and providing such other related personal services as the shareholder may request. Recordkeeping activities include, but are not limited to, such services as establishing and maintaining shareholder accounts and records, integrating periodic statements with other shareholder transactions and aggregating and processing purchase and redemption orders. Any “service fee” paid by a Fund, as that term is defined in subparagraph (b)(9) of Rule 2830 of the Conduct Rules of FINRA, shall not exceed 0.25% of the Fund’s average annual net assets.
The Funds may pay up to the entire amount of the shareholder service fee to GuideStone Financial Resources and/or GSRM or to unaffiliated service providers who provide these services to the Funds.
Taxation
General
The following discussion of certain federal income tax matters concerning the Funds and the purchase, ownership and disposition of Fund shares is not complete and may not deal with all aspects of federal income taxation that may be relevant to you in light of your particular circumstances. This discussion is based on the Code, the regulations promulgated thereunder and judicial and administrative interpretations thereof, all as of the date hereof; all these authorities are subject to change, which may be applied retroactively. If you invest in Fund shares through a tax-advantaged account (such as a retirement plan account, including a 403(b)(7) or 401(k) account or an individual retirement account (“IRA”) (a “Tax-Advantaged Account”)), special tax rules apply. You should consult your own tax adviser(s) with regard to the federal tax consequences to you of the purchase, ownership and disposition of Fund shares, as well as the tax consequences to you arising under the laws of any state, locality, foreign country or other taxing jurisdiction.
Tax Character of Distributions. As described in the Prospectus, unless your investment is held in a Tax-Advantaged Account, (1) dividends from net investment income and distributions from the excess of net short-term capital gain over net long-term capital loss (“net short-term capital gain”) and net gains from certain foreign currency

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transactions, if any (collectively, “dividends”), generally are taxable to you as ordinary income (except that a Fund’s dividends attributable to its “qualified dividend income” (“QDI”) generally are subject to federal income tax for individual and certain other non-corporate shareholders (each, a “non-corporate shareholder”) who satisfy certain restrictions with respect to their Fund shares at a maximum rate of 15% (20% for a single shareholder with taxable income exceeding $445,850 or $501,600 for married persons filing jointly, which amounts apply for 2021 and will be adjusted for inflation annually thereafter); and (2) distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) (“capital gain distributions”) are taxable to you as long-term capital gains, at those rates for non-corporate shareholders, whether received in cash or reinvested in additional Fund shares.
A portion of a Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations (“DRD”).
The eligible portion of any Fund dividend for purposes of the QDI rates may not exceed the aggregate dividends it receives from most domestic corporations and certain foreign corporations, whereas only dividends a Fund receives from domestic corporations are eligible for purposes of the DRD. Accordingly, a Fund’s distributions of interest income, net short-term capital gain and net foreign currency gains do not qualify for the reduced QDI tax rates or the DRD. The Funds will inform you of the amount of your dividends and capital gain distributions, if any, when they are paid and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year.
Under the recently enacted Tax Cuts and Jobs Act (“Act”), “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as eligible for a 20% deduction by noncorporate taxpayers. Proposed regulations issued by the IRS, which can be relied on currently, enable a Fund to pass through the special character of “qualified REIT dividends” to a shareholder, provided both the Fund and shareholder meet certain holding period requirements with respect to their shares.
You should be aware that if you purchase Fund shares shortly before the record date for a dividend or capital gain distribution, you will pay full price for the shares and receive some portion of the price back as a taxable distribution. At any time, a Fund may distribute to you, as ordinary income or capital gain, an amount that exceeds your proportionate share of the actual amount of such income or gain earned or realized during the period of your investment in the Fund.
Redemption and Exchange of Fund Shares. As discussed in the Prospectus, unless your investment is held in a Tax-Advantaged Account, redemptions (including those pursuant to exchanges) of Fund shares are taxable transactions. If you hold your shares as capital assets, the gain or loss that you realize will be capital gain or loss and will be long term if you held your redeemed shares for more than one year. Any capital gain a non-corporate shareholder recognizes on a redemption of his or her Fund shares held for more than one year will qualify for the maximum tax rates referred to above. Any loss you realize on the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain distributions you received on those shares.
All or a portion of any loss that you realize on the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the same Fund (through reinvestment of dividends or capital gain distributions or otherwise) within 30 days before or after the redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.
A shareholder’s basis in shares of a fund that he or she acquired or acquires on or after January 1, 2012 (“Covered Shares”), will be determined in accordance with the fund’s default method, which is average basis for the Funds, unless the shareholder affirmatively elects in writing (which may be electronic) to use a different
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acceptable basis determination method, such as a specific identification method. The basis determination method a Fund shareholder elects (or the default method) may not be changed with respect to a redemption of Covered Shares after the settlement date of the redemption.
In addition to the requirement to report the gross proceeds from redemptions of shares, each Fund (or its administrative agent) must report to the Internal Revenue Service (“IRS”) and furnish to its shareholders the basis information for Covered Shares and indicate whether they had a short-term (one year or less) or long-term (more than one year) holding period. You should consult with your tax adviser(s) to determine the best IRS-accepted basis determination method for your tax situation and to obtain more information about how the basis reporting law applies to you.
Treatment as a Regulated Investment Company. Each Fund has elected to be a “regulated investment company” under Subchapter M of Chapter 1 of Subtitle A of the Code (“RIC”) and intends to continue to qualify for treatment as a RIC for its current taxable year. As a RIC that so qualifies, a Fund will pay no federal income tax on its net income and net realized gains it distributes to you. The Board of Trustees reserves the right not to maintain a Fund’s qualification for treatment as a RIC if the Board of Trustees determines that course of action to be beneficial to its shareholders. In such a case, or if a Fund otherwise fails to maintain that qualification for any taxable year — either (1) by failing to satisfy the distribution requirement applicable to RICs (“Distribution Requirement”), even if it satisfied the source-of-income and diversification requirements applicable thereto (“Income Requirement” and “Diversification Requirements,” respectively); or (2) by failing to satisfy the Income Requirement and/or either Diversification Requirement and was unable to, or determined not to, avail itself of Code provisions that enable a RIC to cure a failure to satisfy any of the Income and Diversification Requirements as long as the failure “is due to reasonable cause and not due to willful neglect” and the RIC pays a deductible tax calculated in accordance with those provisions and meets certain other requirements — then for federal tax purposes the Fund would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders. In addition, for those purposes, the shareholders would treat all those distributions, including capital gain distributions, as dividends to the extent of the Fund’s earnings and profits, taxable as ordinary income (except that, for non-corporate shareholders those dividends would be QDI subject to federal income tax at the 15% and 20% maximum rates described above), and those dividends would be eligible for the DRD. Furthermore, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.
Excise Tax. To avoid a nondeductible 4% federal excise tax (“Excise Tax”), a Fund must distribute to its shareholders by December 31 of each year at least the sum of the following amounts: 98% of its ordinary income earned during the calendar year, 98.2% of its capital gain net income earned during the 12-month period ending October 31 in that year, plus 100% of any undistributed amounts from the prior year. Each Fund intends to declare and pay at least that sum through periodic distributions during each year and any balance in December (or to pay the balance in January under a rule that treats such distributions as received by you in December) to avoid the Excise Tax, but the Funds can give no assurance that their distributions will be sufficient to eliminate all Excise Tax.
Backup Withholding. Each Fund must withhold and remit to the U.S. Treasury 24% of all dividends and capital gain distributions and redemption proceeds (regardless of the extent to which a gain or loss may be realized) otherwise payable to you (“backup withholding”) if (1) you are a noncorporate shareholder; and (2) you fail to furnish the Fund with your correct social security or other taxpayer identification number. Withholding at that rate also is required from a Fund’s dividends and gain distributions otherwise payable to you if you are such a shareholder and (a) the IRS notifies you or the Funds that you have failed to properly report certain interest and dividend income to the IRS and to respond to notices to that effect; or (b) when required to do so, you fail to certify that you are not subject to backup withholding. Any amounts withheld may be credited against your federal income tax liability.

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Other Taxation. Distributions may be subject to state, local and foreign taxes, depending on your particular situation.
Tax Treatment of Fund Investments
Securities transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined by comparing the identified cost of the securities lot sold with the net proceeds pursuant to applicable federal income tax rules.
Hedging Strategies. The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith.
Some futures contracts, “nonequity” options (i.e., certain listed options, such as those on a “broad-based” securities index) — except any “securities futures contract” that is not a “dealer securities futures contract” (both as defined in the Code) and any equity swap, equity index swap or similar agreement — in which a Fund invests may be subject to Code section 1256 (collectively, “section 1256 contracts”). Any section 1256 contracts a Fund holds at the end of its taxable year generally must be “marked-to-market” (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts may also be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income when distributed to them, and to increase the net capital gain a Fund recognizes, without in either case increasing the cash available to the Fund.
Offsetting positions a Fund enters into or holds in any actively traded security, option or futures contract may constitute a “straddle” for federal income tax purposes. Straddles are subject to certain rules that may affect the amount, character and timing of recognition of a Fund’s gains and losses with respect to positions of the straddle by requiring, among other things, that (1) loss realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until the latter position is disposed of; (2) the Fund’s holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short-term rather than long-term capital gain); and (3) losses recognized with respect to certain straddle positions that otherwise would constitute short-term capital losses be treated as long-term capital losses. Applicable regulations also provide certain “wash sale” rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles. Different elections are available to the Funds, which may mitigate the effects of the straddle rules, particularly with respect to “mixed straddles” (i.e., a straddle of which at least one, but not all, positions are section 1256 contracts).
If an option written (sold) by a Fund expires, it will realize a short-term capital gain equal to the amount of the premium it received for writing the option. If a Fund terminates its obligations under an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. If a covered call option written by a Fund is exercised, it will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium it received when it wrote the option is more or less than the underlying security’s basis.
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If a Fund has an “appreciated financial position” — generally, an interest (including an interest through an option, futures or forward contract or short sale) with respect to any stock, debt instrument (other than “straight debt”), or partnership interest the fair market value of which exceeds its adjusted basis — and enters into a “constructive sale” of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward contract a Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction by a Fund during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).
Investments in REITs. The Funds may invest in REITs that (1) hold residual interests in REMICs (i.e., “real estate mortgage investment conduits”); or (2) engage in mortgage securitization transactions that cause the REITs to be taxable mortgage pools (“TMPs”) or have a qualified REIT subsidiary that is a TMP. A part of the net income allocable to REMIC residual interest holders may be an “excess inclusion.” The Code authorizes the issuance of regulations dealing with the taxation and reporting of excess inclusion income of REITs and RICs that hold residual REMIC interests and of REITs, or qualified REIT subsidiaries, that are TMPs. Although those regulations have not yet been issued, the U.S. Treasury and the IRS issued a notice in 2006 (“Notice”) announcing that, pending the issuance of further guidance (which has not yet been issued), the IRS would apply the principles in the following paragraphs to all excess inclusion income, whether from REMIC residual interests or TMPs.
The Notice provides that a REIT must (1) determine whether it or its qualified REIT subsidiary (or a part of either) is a TMP and, if so, calculate the TMP’s excess inclusion income under a “reasonable method;” (2) allocate its excess inclusion income to its shareholders generally in proportion to dividends paid; (3) inform shareholders that are not “disqualified organizations” (i.e., governmental units and tax-exempt entities that are not subject to tax on their “unrelated business taxable income” (“UBTI”)) of the amount and character of the excess inclusion income allocated thereto; (4) pay tax (at the corporate income tax rate) on the excess inclusion income allocable to its shareholders that are disqualified organizations; and (5) apply the withholding tax provisions with respect to the excess inclusion part of dividends paid to foreign persons without regard to any treaty exception or reduction in tax rate. Excess inclusion income allocated to certain tax-exempt entities (including qualified retirement plans, IRAs, and public charities) constitutes UBTI to them.
A RIC with excess inclusion income is subject to rules identical to those in clauses (2) through (5) above (substituting “that are nominees” for “that are not ‘disqualified organizations’” in clause (3) and inserting “record” after “its” in clause (4)). The Notice further provides that a RIC is not required to report the amount and character of the excess inclusion income allocated to its shareholders who are not nominees, except that (1) a RIC with excess inclusion income from all sources that exceeds 1% of its gross income must do so and (2) any other RIC must do so by taking into account only excess inclusion income allocated to the RIC from REITs the excess inclusion income of which exceeded 3% of its dividends. A Fund will not invest directly in REMIC residual interests and does not intend to invest in REITs that, to its knowledge, invest in those interests or are TMPs or have a qualified REIT subsidiary that is a TMP.
After calendar year-end, REITs can and often do change the category (e.g., ordinary income dividend, capital gain distribution, or return of capital) of one or more of the distributions they made during that year. If a Fund invests in a REIT that does so, the Fund also would have to re-categorize some of the distributions it made to its

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shareholders. Those changes would be reflected in your annual Form 1099, together with other tax information. Although those forms generally will be distributed to you in February of each year, a Fund may, in one or more years, request from the IRS an extension of time to distribute those forms until mid-March to enable it to receive the latest information it can from the REITs in which it invests and thereby accurately report that information to you on a single form (rather than having to send you an amended form).
A Fund may invest in the equity securities of corporations or other entities that invest in U.S. real property, including REITs. The sale of a U.S. real property interest by a REIT or “United States real property holding corporation” in which a Fund invests may trigger special tax consequences to the Fund’s foreign shareholders, who are urged to consult their tax advisers regarding those consequences.
Non-U.S. Investors
Fund shares generally are not sold outside the United States. However, non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.
In General. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for certain capital gain dividends paid by a Fund from net long-term capital gains, interest-related dividends and short-term capital gain dividends, if such amounts are reported by a Fund. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.
Foreign Account Tax Compliance Act (“FATCA”). Under FATCA, a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or nonfinancial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2020, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
Tax-Advantaged Accounts
Traditional IRAs. Certain shareholders may obtain tax advantages by establishing an IRA. Specifically, except as noted below, if neither you nor your spouse is an active participant in a qualified employer or government retirement plan or if either you or your spouse is an active participant in such a plan and your adjusted gross income does not exceed a certain level, each of you may deduct cash contributions made to an IRA in an amount for each taxable year not exceeding the lesser of your earned income or $6,000 (increased by a “catch-up contribution” of $1,000 if you attain age 50 before the end of the year (“Catch-up Contribution”)). Notwithstanding
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the foregoing, a married shareholder who is not an active participant in such a plan and files a joint income tax return with his or her spouse (and their combined “modified adjusted gross income” does not exceed $204,000 for 2022) is not affected by the spouse’s active participant status. In addition, if your spouse is not employed and you file a joint return, you may also establish a separate IRA for your spouse and contribute up to a total of $12,000 to the two IRAs, provided that neither contribution exceeds $6,000 (in each case, if applicable, increased by a Catch-up Contribution of $1,000). If your employer’s plan qualifies as a SIMPLE, permits voluntary contributions and meets certain requirements, you may make voluntary contributions to that plan that are treated as deductible IRA contributions.
Even if you are not in one of the categories described in the preceding paragraph, you may find it advantageous to invest in Fund shares through nondeductible IRA contributions, up to certain limits, because all dividends and other distributions on your shares are then not immediately taxable to you or the IRA; they become taxable only when distributed to you. To avoid penalties, your interest in an IRA must be distributed, or start to be distributed, to you not later than April 1 following the calendar year in which you attain age 70 1/2. Distributions made before age 59 1/2, in addition to being taxable, generally are subject to a penalty equal to 10% of the distribution, except in the case of death or disability or where the distribution is rolled over into another qualified plan or certain other situations.
Roth IRAs. A shareholder whose adjusted gross income (or combined adjusted gross income with his or her spouse) does not exceed certain levels may establish and contribute up to $6,000 per taxable year (increased by a Catch-up Contribution of $1,000) to a Roth IRA (or to any combination of Roth and traditional IRAs). Certain distributions from traditional IRAs may be rolled over to a Roth IRA, and any of a shareholder’s traditional IRAs may be converted to a Roth IRA; these rollover distributions and conversions are, however, subject to federal income tax.
Contributions to a Roth IRA are not deductible; however, earnings accumulate tax-free in a Roth IRA, and withdrawals of earnings are not subject to federal income tax if the account has been held for at least five years (or in the case of earnings attributable to rollover contributions from or conversions of a traditional IRA, the rollover or conversion occurred more than five years before the withdrawal) and the account holder has reached age 59 1/2 (or certain other conditions apply).
Section 403(b)(7) Arrangements. Eligible investors in individual Section 403(b)(7) custodial accounts may purchase Investor Class shares of the Funds. GuideStone Trust Services, an affiliate of GuideStone Financial Resources and an affiliate of the Adviser, serves as non-bank custodian of those accounts. To participate in a Section 403(b)(7) custodial account, your employer must have a service agreement with GuideStone Financial Resources.
Withholding. Withholding at the rate of 20% is required for federal income tax purposes on certain distributions (excluding, for example, certain periodic payments) from the foregoing retirement plans (except IRAs), unless the recipient transfers the distribution directly to an “eligible retirement plan” (including an IRA and other qualified plan) that accepts those distributions. Other distributions generally are subject to regular wage withholding or withholding at the rate of 10% (depending on the type and amount of the distribution), unless the recipient elects not to have any withholding apply. You should consult your plan administrator or tax adviser for further information.

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Third-Party Line of Credit
The Trust, on behalf of the funds, and including the Funds, participates in a line of credit arrangement with The Northern Trust Company for a $50,000,000 unsecured, committed revolving line of credit (“LOC”). The proceeds of the loans under the LOC are to be used solely for short-term liquidity to support redemptions of investors in a borrowing fund and settlement of trades. The Trust’s ability to borrow under the LOC is also subject to its organization documents, the limitations of the 1940 Act and various conditions precedent that must be satisfied before a Fund can borrow. Additionally, inter-fund lending is permitted under the LOC; however, a Fund may not be a lender of an inter-fund loan at any time during which such Fund has a loan under the LOC outstanding. Loans under the LOC are charged an interest rate on the outstanding principal amount at a rate per annum equal to the greater of (i) the federal funds rate plus 1.00% and (ii) 1.50%. If any amount of a loan is not paid when due, all amounts due shall bear interest at a rate equal to the rate otherwise applicable and 2.0% per annum for each day until all past due amounts and any interest thereon are paid in full. The LOC also requires each Fund to pay its pro rata share of a facility fee based on the amount of the LOC.
Valuation of Shares
Each Fund’s shares are bought or sold at a price that is the Fund’s NAV per share. The NAV for each Fund is calculated by subtracting total liabilities from total assets (the market value of the securities the Fund holds plus cash and other assets). Each Fund’s per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding.
The Funds value their portfolio securities and compute their NAVs per share as of the close of regular trading on the NYSE, which is generally 4:00 p.m. Eastern Time on each day that the NYSE is open for trading or such other times as the NYSE may officially close (“Business Day”), in accordance with the procedures discussed in the Prospectus. This section provides a more detailed description of the Funds’ methods for valuing their portfolio securities. Fund shares will generally not be priced on any day the NYSE is closed for trading (market holidays). The Funds also remain closed on days when the NYSE is closed and the Securities Industry and Financial Markets Association recommends that the bond markets remain open. The valuation of the Funds’ investments is subject to oversight of the Board of Trustees. The Board of Trustees has delegated to the Valuation Committee of the Adviser (“Valuation Committee”) the responsibility to, among other things, oversee the implementation and operation of these procedures, including the responsibility for ascertaining fair value pursuant to the methodologies that have been approved by the Board of Trustees, and overseeing third party service providers.
The Funds value portfolio securities listed on an exchange at current market value on the basis of the last sale price or official closing price prior to the time the valuation is made. Securities traded primarily on the Nasdaq Stock Market are normally valued by the Fund at the Nasdaq Official Closing Price (“NOCP”) provided by Nasdaq each business day. The NOCP is the most recently reported price as of 4:00 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, Nasdaq will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there has been no sale since the immediately previous valuation, then the official close price is used. Quotations are taken from the exchange where the security is primarily traded.
Statement of Additional Information

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges. To the extent available, valuations of portfolio securities (except those valued using amortized cost) will be provided by reliable independent pricing services.
Portfolio securities not currently quoted as indicated above will be valued through procedures established by, or under the direction of, the Board of Trustees.
If official closing prices, market quotations or the estimates of value provided by an independent pricing service are insufficient or not readily available on a Business Day; it is determined by the Valuation Committee or a Fund’s applicable Sub-Adviser that the available prices or values do not represent the fair value of the security; or the security is determined to be illiquid in accordance with guidelines approved by the Board of Trustees, then the Fund will value the security based on a method that the Board of Trustees believes accurately reflects fair value. The fair value ascertained for a security is an estimate and there is no assurance, given the limited information available at the time of fair valuation, that a security’s fair value will be the same as or close to the subsequent opening market price for that security.
Portfolio Holdings Information
It is the Trust’s policy to protect the confidentiality of the Funds’ current portfolio holdings information and to prevent the selective disclosure and misuse of such information. The Trust maintains portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. These portfolio holdings disclosure policies have been approved by the Board of Trustees. It is prohibited for the Trust, the Adviser, the Adviser’s affiliates or any other person to receive compensation in connection with their disclosure of the Funds’ portfolio holdings information.
Each Fund will publicly disclose its portfolio holdings in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC. The Funds also may disclose portfolio holdings information as required by law or in response to requests from regulators. In accordance with SEC regulatory requirements, each Fund files a complete schedule of its portfolio holdings with the SEC for each semi-annual and annual period of its fiscal year on Form N-CSR and for the third month of each quarter of each fiscal year on Form N-PORT. Each Fund also includes a schedule of its portfolio holdings in its annual and semi-annual reports to shareholders.
These reports (1) are available on the EDGAR database on the SEC’s website at http://www.sec.gov; and (2) copies may be requested (you will be charged a duplicating fee) via electronic request by emailing publicinfo@sec.gov. The Trust’s annual and semi-annual reports to shareholders are available without charge on the Trust’s website (GuideStoneFunds.com). A Fund’s portfolio holdings information is publicly available at the time such information is filed with the SEC.
Each Fund may post on the Trust’s website a detailed list of the Fund’s portfolio holdings as of the end of each calendar quarter 15 calendar days after the end of the quarter. Fund holdings information that is posted to the Trust’s website will remain available on the website at least until the date on which the Fund files a Form N-CSR or Form N-PORT for the period that includes the date as of which the website information is current. A Fund may publish on the website complete portfolio holdings information more frequently if it has a legitimate business purpose for doing so. Each Fund may also distribute analytical or portfolio characteristics data that

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is based on its quarter-end portfolio holdings provided that (1) at least 15 calendar days have elapsed since the quarter-end to which the information relates; and (2) the information has been made publicly available via the Trust’s website or otherwise (but not earlier than the 15 calendar day restriction).
Each Fund may disclose current, non-public portfolio holdings information as frequently as daily as part of the legitimate business purposes of each Fund to service providers that have contracted to provide services to the Trust and to other organizations. The entities to which each Fund provides non-public holdings information are subject to a duty of confidentiality either by explicit agreement or by virtue of their respective duties to each Fund, and include:
a)
the Adviser;
b)
Sub-Adviser(s) to the Funds, including newly hired Sub-Advisers prior to the commencement of duties;
c)
Administrator to the Funds;
d)
Fund Accountant;
e)
Auditors of the Funds;
f)
Legal counsels to the Funds and the independent Trustees;
g)
Custodian or sub-custodian to the Funds;
h)
Companies that provide research and analytical services to the Funds, the Adviser or a Sub-Adviser;
i)
Pricing services employed by the Funds;
j)
Proxy voting services employed by the Funds;
k)
Broker-dealers who provide execution or research services for the Funds (including identifying potential buyers and sellers for securities that are held by the Funds, and including transition management services);
l)
Broker-dealers who provide quotations that are used in pricing when a pricing service is unable to provide a price or the price is determined to be unreliable;
m)
Financial printer employed by the Funds;
n)
Securities lending agent employed by the Funds;
o)
Index provider(s) to the Funds; and
p)
Companies that provide other services that are deemed to be beneficial to the Funds.
The Funds may distribute (or authorize a service provider to distribute) complete or partial lists of portfolio holdings to ratings and ranking agencies or organizations (such as Morningstar, Inc.) for a legitimate business purpose (which shall not include the receipt of compensation as consideration for the disclosure).
Statement of Additional Information

Telephone Instructions
Neither the Funds nor any of their service providers will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, they will use procedures that are considered reasonable. Shareholders assume the risk to the full extent of their accounts that telephone requests may be unauthorized. To the extent that the Funds or their service providers fail to use reasonable procedures to verify the genuineness of telephone instructions, the Funds or its service providers may be liable for any such instructions that prove to be fraudulent or unauthorized. All telephone conversations with the Fund, GuideStone Financial Resources and BNY Mellon may be recorded.
Control Persons and Principal Holders of Securities
For the Funds, there are no control persons to report as the Funds have not yet commenced operations prior to the date of this SAI.
Calculation of Performance Data
The Funds may, from time to time, include their average annual total return, average annual total return after taxes on distributions and average annual total return after taxes on distributions and redemptions in advertisements or shareholder reports or other communications to shareholders or prospective investors. The Funds may also, with respect to certain periods of less than one year, provide total return information for that period that is not annualized. The Funds may also show quotations of total return for other periods. Any such information would be accompanied by standardized total return information. Performance is calculated separately for each Class of a Fund. Since each Class of shares has its own expenses and distributions, the performance for each Class over the same period will vary.
Financial Statements
With respect to the Funds, no financial data is available because the Funds commenced operations on or after the date of this SAI. When available, the Funds’ Annual and/or Semi-Annual report will be available upon request and without charge.

GuideStone Funds

Appendix A — GuideStone Capital Management, LLC and GuideStone Funds Proxy Voting Policies and Procedures
Provided below are the proxy voting policies and procedures adopted by GuideStone Capital Management, LLC (“GSCM”) and GuideStone Funds (the “Trust”).
Purposes
Each series of the Trust, a Delaware statutory trust (each a “Fund,” and together, the “Funds”), uses the following policies and procedures to address how its proxies relating to portfolio securities will be voted, which include the procedures used when a vote presents a conflict between the interests of Fund shareholders, on the one hand, and those of the Fund’s Adviser, its sub-advisers or its principal underwriter, on the other.
The Board of Trustees of the Trust (the “Board” or “Board of Trustees”) has delegated its proxy voting duties to the Adviser, and accordingly, the following includes the policies and procedures of the Adviser that will be used on the Funds’ behalf to determine how to vote proxies relating to portfolio securities.
Under the Advisory Agreement between the Trust and the Adviser, subject to the approval of the Board of Trustees, the Adviser is permitted to retain one or more investment sub-advisers (each, a “Sub-Adviser”) for each Fund. The Adviser is responsible for, among other things, timely monitoring each Sub-Adviser’s discharge of its duties, including providing general oversight of the voting of proxies by the Sub-Adviser(s); however, the Adviser is not responsible for the specific actions (or inactions) of a Sub-Adviser in the performance of the duties assigned to the Sub-Adviser. The Sub-Advisory Agreements among the Trust, the Adviser and each Sub-Adviser further delegate proxy voting duties to the Sub-Adviser. Accordingly, the following also includes the policies and procedures that the Adviser uses in overseeing proxy voting by the Sub-Advisers to the Funds, who use their own policies and procedures on the Funds’ behalf to determine how to vote proxies relating to portfolio securities.
The policies and procedures that each Sub-Adviser uses to determine how to vote proxies relating to a Fund’s portfolio securities are described in the Funds’ statement of additional information (“SAI”).
The Trust’s Proxy Voting Program
Select Funds
•
Sub-Advisers. These policies and procedures (and the Funds’ prospectus and SAI) refer to certain Funds as “Select Funds.” The Adviser has retained one or more Sub-Advisers who are primarily responsible for the day-to-day management of each Select Fund’s portfolio (or a portion thereof). The Adviser is a fiduciary and owes each Fund a fiduciary duty with respect to services undertaken on each Fund’s behalf, including voting. The Board and the Adviser believe that each Sub-Adviser, itself a fiduciary of the Fund(s) it sub-advises, is best positioned (i.e., as among the Board, the Adviser and the Sub-Adviser) to conduct investigation into matters submitted to votes of shareholders of portfolio companies that the Sub-Adviser has purchased for the Fund(s). The Board and the Adviser also believe that the person(s) responsible for the day-to-day management of each Fund’s portfolio (which, for each Select Fund, is the applicable Sub-Adviser(s)) is best positioned to consider factors particular to the issuer (when particular discretion and judgment should be brought to bear) on the voting matter under consideration. Also, for each Select Fund, the Sub-Adviser(s) is positioned to be able to consider the potential effect of a vote on the value of the Fund’s investment(s). For these reasons, the Adviser has, with the Board’s approval, delegated its proxy voting duties to the Sub-Adviser(s) of each Select Fund with respect to the assets of the Fund(s) that the Sub-Adviser(s) manage(s).
•
Adviser.
•
From time to time, the Adviser utilizes the brokerage and execution services of a transition manager to transfer all or a portion of a Select Fund’s assets from the management of one Sub-Adviser to another
Statement of Additional Information

(such event, a “Transition”). If, during a Transition, a proxy is received for a portfolio security in the account for which the transition manager is serving, the Adviser is responsible to vote the proxy or proxies in accordance with these policies and procedures.
•
From time to time, the Adviser may cause a Select Fund to acquire voting securities of an issuer. When this occurs, the Adviser is responsible to vote any proxies associated with the securities it purchases for the Select Fund’s portfolio in accordance with these policies and procedures.
•
Proxy Advisory Firm(s). The Adviser has not retained a proxy advisory firm to assist it in discharging its proxy voting duties. Each Sub-Adviser, however, may retain a proxy advisory firm to provide research or voting recommendations as an input to its voting decisions. In such a case, the Sub-Adviser is responsible for taking into account the appropriate considerations in selecting such a firm, evaluating its services (including any material changes in services or operations) in determining whether to continue to retain the firm and for taking appropriate steps when the Sub-Adviser becomes aware of potential factual errors, potential incompleteness or potential methodological weaknesses in the proxy advisory firm’s analysis that may materially affect one or more of the Sub-Adviser’s voting determinations.
Where a proxy advisory firm assists a Sub-Adviser with voting execution, including through an electronic vote management system that allows the proxy advisory firm to pre-populate the Sub-Adviser’s votes shown on the proxy advisory firm’s electronic voting platform with the proxy advisory firm’s recommendations based on the Sub-Adviser’s voting instructions to the firm, and/or automatically submit the Sub-Adviser’s votes to be counted, the Sub-Adviser is responsible for taking appropriate steps to demonstrate that it is making voting determinations in a Fund’s best interest.
As noted below, the Trust has retained a proxy voting service for limited administrative purposes.
•
Proxies Not Voted. There may be times when the Adviser or a Sub-Adviser may refrain from voting a proxy on behalf of a Fund if it has determined that refraining is in the best interest of the Fund, such as when the Adviser or Sub-Adviser determines that the cost of voting the proxy (which may include the opportunity cost of recalling shares out on loan for the purposes of proxy voting) exceeds the expected benefit to the Fund.
Fund of Funds (Target Date Funds and Target Risk Funds)
The Adviser is responsible for the day-to-day management of each Fund that primarily invests in Select Funds (each, a “Fund of Funds” and collectively, the “Funds of Funds”), and for voting any proxies associated with the securities it purchases for the Funds of Funds in accordance with these policies and procedures.
The Adviser’s Proxy Voting Policies and Procedures
These policies and procedures are reasonably designed to ensure that the Adviser votes proxies in the best interests of the Funds in accordance with its fiduciary duty and Rule 206(4)-6 under the Investment Advisers Act of 1940 (the “Advisers Act”).
Proxy Voting in the Best Interests of the Funds
•
Policies.
•
To satisfy its fiduciary duty in making any voting determination with respect to portfolio securities held by a Fund either during a Transition or that the Adviser acquired for the Fund’s portfolio, the Adviser will make the determination in the best interest of the Fund(s) and will not place the Adviser’s own interests ahead of the interests of the Fund(s).
•
The Adviser will conduct an investigation reasonably designed to ensure that the voting determination is not based on materially inaccurate or incomplete information (e.g., the Adviser will monitor corporate events with respect to those portfolio securities).

GuideStone Funds

•
As deemed necessary and appropriate, the Adviser will also consider whether certain types of matters may necessitate that the Adviser conduct a more detailed analysis than what may be entailed by application of its general voting guidelines (set forth below), to consider factors particular to the issuer or the voting matter under consideration (e.g., corporate events (mergers and acquisition transactions, dissolutions, conversions or consolidations) or contested elections for directors). When determining whether to conduct such an issuer-specific analysis, or an analysis specific to the matter to be voted on, the Adviser will consider the potential effect of the vote on the value of a Fund’s investments.
•
Guidelines. When the Adviser votes portfolio securities held by a Fund, the following guidelines generally apply.
•
Proxy votes are cast FOR proposals that the Adviser reasonably believes:
•
maintain or strengthen the shared interests of shareholders and management;
•
increase shareholder value;
•
maintain or increase shareholder influence over the issuer’s board of directors and management;
•
maintain or increase the rights of shareholders; and
•
encourage alignment of corporate actions with GuideStone’s faith-based investing policy so as to allow the Fund to continue to hold companies’ securities that the Adviser believes offer financial benefits to the Fund.
•
Proxy votes are cast AGAINST proposals having the opposite effect, or where the Adviser does not have adequate objective facts available to it to make a reasonably informed decision as to whether the proposal is in the best interest of the Fund.
•
Procedures. When voting portfolio securities held by a Fund, the Adviser will:
•
Obtain and evaluate such information as deemed reasonably necessary, such as the proxy statement and other information provided by the companies whose securities are being voted;
•
Analyze and evaluate the voting matters on the proxy statement and the disclosure contained therein, including the recommendations of management of the issuer, and any shareholder proposal(s), considering the potential effect of the vote on the value of the Fund’s investment;
•
Assess whether the expected benefit to the Fund of voting exceeds the cost of voting the proxy (including the opportunity cost of recalling shares out on loan for the purposes of proxy voting); and
•
Arrange for the submission of those vote(s) to the shareholder meeting(s) in a timely manner.
Conflicts of Interest
From time to time, the Adviser or its portfolio manager(s) may have a conflict of interest in making voting determinations with respect to a Fund’s portfolio securities (e.g., if the Adviser’s and/or a portfolio manager’s interests in an issuer or voting matter differ from those of the Fund(s) voting a proxy). A conflict of interest could arise, for example, because of a business relationship with an issuer, or a direct or indirect pecuniary interest in the issuer or matter being voted upon, or because of a personal relationship with corporate directors or candidates for directorships. Whether a material conflict of interest exists depends upon the facts and circumstances.
The personnel of the Adviser involved in making proxy voting determinations for a Fund (the “Advisory personnel”) will seek to identify any potential conflict(s) of interest, and provide full, fair and timely disclosure of such conflict(s) to the Chief Compliance Officer of the Funds and the Adviser (the “CCO”), and obtain his informed consent before proceeding further (as set forth below).
Statement of Additional Information

•
Identifying Conflicts of Interest. For purposes of identifying conflicts of interest under these procedures, the Advisory personnel will rely upon the objective facts available to them about an issuer and its voting matters from reliable sources. It may be determined that a conflict of interest exists for the following reasons, among others:
•
Significant Business Relationships – A matter could involve an issuer or proponent with which the Adviser has a significant business relationship, such as other investment advisory firms, service providers and vendors, clients and financial intermediaries. For this purpose, a “significant business relationship” is one that might create a pecuniary incentive for the Adviser to vote in favor of the issuer’s management. The CCO may reasonably determine that a business relationship with an issuer does not entail any pecuniary incentive.
•
Direct or Indirect Pecuniary Interest in Issuers or Voting Matters – The Adviser or its personnel could have beneficial ownership of securities of an issuer (including securities in an issuer’s capital structure different from those owned by a Fund), and thus an opportunity to profit from changes in the value of an issuer’s securities.
•
Significant Personal or Family Relationships – A matter could involve an issuer, proponent, or individual with which Advisory personnel with decision making authority, including a portfolio manager, has a significant personal or family relationship. For this purpose, a “significant personal or family relationship” is one that would be reasonably likely to influence how the portfolio manager votes the proxy.
•
Mitigating Conflicts of Interest. If Advisory personnel become aware of a potential conflict of interest with respect to an issuer or a matter being voted upon (including those described above), the Advisory personnel will promptly disclose the conflict(s) to the CCO. If the CCO determines that there is an actual material conflict of interest, the CCO will take such steps as deemed reasonably necessary to address the conflict, including but not limited to the use of a third party to vote the proxies, and disclosure to the Board of Trustees (or an appropriate committee of the Board) so that the Board (or committee) could make a determination on how to vote the proxy.
•
The CCO and the Board. In the event that the CCO determines that the Adviser has a material conflict of interest with respect to an issuer’s proxy voting matter(s), the CCO will provide full and fair disclosure of the fact, nature and scope of the conflict to the Chairman of the Board and/or the Chairman of the Compliance and Risk Committee of the Board (both of whom are not “interested persons” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act (“Independent Trustees”)), and as deemed necessary and appropriate obtain his (their) consent (or instruction) before permitting the Adviser to vote on the matter(s).
•
Voting shares of the Select Funds. Because the Adviser is the investment adviser both to the Funds of Funds and the Select Funds, the Adviser will either:
•
Seek instructions from a Fund of Funds’ shareholders with regard to the voting of proxies with respect to shares of the Select Funds held by the Fund of Funds and vote those proxies only in accordance with those instructions; or
•
Vote the shares held by the Fund of Funds in the same proportion as the vote of all other shareholders of the Select Fund(s).
Policies and Procedures for the Oversight of Proxy Voting by the Adviser and each Sub-Adviser
Responsibilities of the Trust
•
Delegation and Oversight. The Board of Trustees has delegated its proxy voting duties to the Adviser, and therefore, it generally oversees the voting of proxies by the Adviser in accordance with these policies and procedures. As discussed above, the Sub-Advisory Agreements among the Trust, the Adviser and each Sub-Adviser further delegate proxy voting duties to the Sub-Advisers.

GuideStone Funds

•
Board Approval. As required by Rule 38a-1(a)(2) under the 1940 Act, each Fund obtains the approval of the Board, including a majority of Independent Trustees, of these policies and procedures and those of each Sub-Adviser, based on a finding by the Board that the policies and procedures are reasonably designed to prevent violation of the federal securities laws (including Rule 206(4)-6 under the Advisers Act).
•
Annual Review. The CCO reviews, no less frequently than annually, the adequacy of these policies and procedures, and those of each Sub-Adviser (including proxy voting policies and procedures), and the effectiveness of their implementation. The CCO, no less frequently than annually, provides a written report to the Board that, at a minimum, addresses, the operation of the proxy voting policies and procedures of the Adviser and the Sub-Advisers, material changes thereto, and “Material Compliance Matters” thereunder (as defined in Rule 38a-1(e)(2) under the 1940 Act).
Responsibilities of the Adviser
•
Voting in the Funds’ Best Interest and Addressing Material Conflicts. The Adviser is responsible for voting the securities that it purchases for the Funds (or during a Transition) in the best interest of the Funds, and addressing material conflicts that may arise between the Adviser’s interests and those of the Funds, in accordance with these policies and procedures.
•
Monitoring and Oversight of Proxy Voting by Sub-Advisers. The Adviser is responsible for the general oversight of the voting of proxies by the Sub-Adviser(s); however, the Adviser is not responsible for the specific actions (or inactions) of a Sub-Adviser in the performance of the duties assigned to the Sub-Adviser. The Adviser uses the following policies and procedures in overseeing proxy voting by the Sub-Advisers to the Funds, who use their own policies and procedures on the Funds’ behalf to determine how to vote proxies relating to portfolio securities:
•
The CCO obtains initially and annually thereafter a copy of the then-current proxy voting policies and procedures of each Sub-Adviser, and reviews them to form a view as to whether, to the best of his knowledge and belief, are reasonably designed to comply with Rule 206(4)-6 under the Advisers Act.
•
In performing this review, the CCO considers a number of factors, including, but not limited to, any provisions relating to: issuer-specific evaluations and contested proxies; identification and resolution of conflicts of interest; oversight of proxy advisory firms; and the recording and reviewing of the Sub-Adviser’s votes for adherence to its policies, procedures and intentions.
•
As deemed necessary and appropriate, the CCO will discuss the Sub-Adviser’s proxy voting program with the Sub-Adviser during the on-site or other due diligence meetings that are held periodically.
•
Annual Review. As part of the Adviser’s ongoing compliance program, the Adviser reviews and documents, no less frequently than annually, the adequacy of these voting policies and procedures to ensure that they have been formulated reasonably and implemented effectively, including whether these policies and procedures continue to be reasonably designed to ensure that the Adviser casts votes on behalf of the Funds in the best interest of the Fund, as required by Rule 204-2(a)(17)(ii) and Rule 206(4)-7(b) under the Advisers Act. The Adviser takes reasonable measures to determine that it is casting votes on behalf of the Funds consistently with these voting policies and procedures. The Adviser reviews the proxy votes it casts on behalf of the Funds as part of this annual review.
•
Periodic Review of ISS. As deemed necessary and appropriate, the Adviser reviews the services of ISS and The Northern Trust Company (Regulatory Administration) (“NTRA”) with respect to the timely and accurate voting of the Funds’ proxies, the filing of the Funds’ proxy voting records with the U.S. Securities and Exchange Commission (“SEC”), and the disclosure of the Funds’ proxy voting records on the Trust’s website.
Disclosure of Proxy Voting Policies and Proxy Voting Records
Disclosure of Policies and Procedures with respect to Voting Proxies Relating to Portfolio Securities
Statement of Additional Information

The Funds include a copy of these policies and procedures in their SAI. The policies and procedures that each Sub-Adviser uses to determine how to vote proxies relating to a Fund’s portfolio securities are described in Appendix C of the SAI.
Disclosure of Proxy Voting Record
The Funds file with the SEC their proxy voting records annually on Form N-PX. The Funds make available free of charge the information disclosed in the Funds’ most recently filed report on Form N-PX on the website as soon as reasonably practicable after filing the report with the SEC.
The Funds employ ISS to record and report all proxies voted by the Adviser and the Sub-Advisers on all portfolio securities. The proxy voting information on the website is provided by ISS. The Form N-PX report is filed annually with the SEC by NTRA with the proxy voting information provided by ISS.

GuideStone Funds

Appendix B — Descriptions of Proxy Voting Policies and Procedures of Sub-Advisers
Provided below are descriptions of the proxy voting policies and procedures of each Sub-Adviser. These descriptions are not an exhaustive list of all of the issues that may arise in proxy voting, nor can the Sub-Advisers anticipate all future situations. Copies of each Sub-Adviser’s full proxy voting policies and procedures are available upon request.
Legal & General Investment Management America, Inc. (“LGIM America”). LGIM America has adopted the Corporate Governance and Responsible Investment Principles, as amended from time to time and incorporated herein by reference (the “Principles”). LGIM America believes that these Principles align with both the best interest of the firm’s clients and the long-term success of companies. Further, LGIM America has engaged, via the firm’s affiliate LGIM International Ltd. (“LGIMI”), the Investment Stewardship team to research, engage and make proxy voting recommendations on behalf of LGIM America clients. LGIM America has engaged Institutional Shareholder Services (“ISS”) to administer these proxy votes. Proxy votes cast on LGIM America’s behalf will be based on the aforesaid Principles, which are intended to vote proxies in client’s best interest.
LGIM America also acts as the investment adviser to equity index segregated, or separately managed accounts, as well as sub-adviser to several mutual funds and other collective investment trusts, collectively referred to as “Index Segregated Accounts”. In their investment management agreements, those accounts can elect to delegate proxy voting authority to LGIM America (which would be exercised in the same manner as described in the paragraph above) or to have LGIM America engage ISS to research and administer the proxy votes in accordance with the ISS pre-determined policy (rather than the Principles). Investors can access ISS’s predetermined proxy voting policy through issgovernance.com.
LGIM America has adopted strict guidelines for voting the firm’s proxies in accordance with these stated policies. However, due to certain mitigating circumstances including, but not limited to, (i) cost; (ii) effort; (iii) variety of regulatory schemes; and (iv) corporate governance requirements. LGIM America may determine that the benefit of not voting proxies will outweigh the benefit of voting proxies. LGIM America will review local proxy voting requirements when making these decisions. For Index Segregated Accounts that delegate proxy voting to ISS rather than LGIM America, ISS makes the determination of when to vote proxies in accordance with ISS own internal policies and processes.
Statement of Additional Information
B-1

Funds distributed by Foreside Funds Distributors LLC
Three Canal Plaza Suite 100, Portland, ME 04101
1-888-GS-FUNDS (1-888-473-8637)
GuideStoneFunds.com
5005 LBJ Freeway, Ste. 2200, Dallas, TX 75244-6152

811-10263	© 2022 GuideStone Funds®	2126	08/22

GUIDESTONE FUNDS
N-1A
PART C: OTHER INFORMATION
Item 28.		EXHIBITS
	(a)			Trust Instrument.
1.
Certificate of Trust, dated February 29, 2000, filed in the State of Delaware, is incorporated herein by reference to the Initial Registration Statement on Form N-1A (No. 333-53432) filed with the U.S.
Securities and Exchange Commission (the “SEC”) on January 9, 2001.

2.
Certificate of Amendment to Certificate of Trust, dated March 12, 2001, filed in the State of
Delaware, is incorporated herein by reference to Post-Effective Amendment No. 21 to the
Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on February 27, 2009.

3.
Certificate of Amendment to Certificate of Trust, dated September 13, 2005, filed in the State of
Delaware, is incorporated herein by reference to Post-Effective Amendment No. 77 to the
Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on April 30, 2019.

4.
Amended and Restated Trust Instrument, dated October 1, 2020, is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registration Statement on Form N-1A (No. 333-53432)
filed with the SEC on November 13, 2020 (“PEA No. 83”).

5.
Schedule A to Amended and Restated Trust Instrument, dated February 25, 2022, is incorporated herein by reference to Post-Effective Amendment No. 87 to the Registration Statement on Form
N-1A (No. 333-53432) filed with the SEC on February 25, 2022 (“PEA No. 87”).

			6.	Schedule A to Amended and Restated Trust Instrument, dated August 31, 2022, is filed herewith as Exhibit EX-99(a)(6).
	(b)			By-laws.
			1.	Amended and Restated By-laws, dated October 1, 2020, are incorporated herein by reference to PEA No. 83.
(c)
Instruments Defining Rights of Security Holders.
Articles IV – VI and Article IX, Section 4 of the Amended and Restated Trust Instrument, dated
October 1, 2020, are incorporated herein by reference to PEA No. 83; Articles IV – V of the
Amended and Restated By-laws dated October 1, 2020, are incorporated herein by reference to herein by reference to PEA No. 83.

	(d)			Investment Advisory Contracts.
			1.	Form of Amended and Restated Advisory Agreement with GuideStone Capital Management, LLC is filed herewith as Exhibit EX-99(d)(1).
			2.	Form of Sub-Advisory Agreement with Legal & General Investment Management America, Inc. is filed herewith as Exhibit EX-99(d)(2).
			3.	Form of Sub-Advisory Agreement with Parametric Portfolio Associates LLC is filed herewith as Exhibit EX-99(d)(3).
			4.	Expense Cap Letter with GuideStone Capital Management, LLC for the Value Equity Index Fund and Growth Equity Index Fund is filed herewith as EX-99(d)(4).
	(e)			Underwriting Contracts.
1.
Underwriting Agreement with Foreside Funds Distributors LLC is incorporated herein by reference to Post-Effective Amendment No. 88 to the Registration Statement on Form N-1A (No. 333-53432)
filed with the SEC on April 28, 2022.

			2.	Exhibit A to Underwriting Agreement with Foreside Funds Distributors LLC, dated August 31, 2022, is filed herewith as Exhibit EX-99(e)(2).

(f)		Bonus or Profit Sharing Contracts. Not Applicable.
(g)		Custodian Agreements.
	1.	Amended and Restated Custody Agreement with The Northern Trust Company dated April 1, 2021, is incorporated herein by reference to PEA No. 86.
	2.	First Amendment to the Amended and Restated Custody Agreement with The Northern Trust Company is filed herewith as Exhibit EX-99(g)(2).
(h)		Other Material Contracts.
1.
Amended and Restated Fund Administration and Accounting Services Agreement with The Northern
Trust Company dated April 1, 2021, is incorporated herein by reference to Post-Effective
Amendment No. 86 to the Registration Statement on Form N-1A (No. 333-53432) filed with the
SEC on April 29, 2021 (“PEA No. 86”).

	2.	First Amendment to the Amended and Restated Fund Administration and Accounting Services Agreement with The Northern Trust Company is filed herewith as Exhibit EX-99(h)(2).
3.
Transfer Agency and Shareholder Services Agreement with BNY Mellon Investment Servicing (US)
Inc. is incorporated herein by reference to Post-Effective Amendment No. 40 to the Registration
Statement on Form N-1A (No. 333-53432) filed with the SEC on February 28, 2013.

4.
Amendment No. 1 to Transfer Agency and Shareholder Services Agreement with BNY Mellon
Investment Servicing (US) Inc. is incorporated herein by reference to Post-Effective Amendment No.
53 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on February 28,
2014.

5.
Amendment No. 2 to Transfer Agency and Shareholder Services Agreement with BNY Mellon
Investment Servicing (US) Inc. is incorporated herein by reference to Post-Effective Amendment No.
58 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on April 29,
2015.

6.
Amendment No. 3 to Transfer Agency and Shareholder Services Agreement with BNY Mellon
Investment Servicing (US) Inc. is incorporated herein by reference to Post-Effective Amendment No.
62 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on February 26,
2016.

7.
Termination Amendment to Transfer Agency and Shareholder Services Agreement with BNY Mellon
Investment Servicing (US) Inc. is incorporated herein by reference to Post-Effective Amendment No.
66 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on February 28,
2017.

8.
Amendment No. 5 to Transfer Agency and Shareholder Services Agreement with BNY Mellon
Investment Servicing (US) Inc. is incorporated herein by reference to Post-Effective Amendment No.
71 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on June 29,
2017 (“PEA No. 71”).

	9.	Amendment No. 6 to Transfer Agency and Shareholder Services Agreement with BNY Mellon Investment Servicing (US) Inc. is incorporated herein by reference to PEA No. 71.
10.
Amendment No. 7 to Transfer Agency and Shareholder Services Agreement with BNY Mellon
Investment Servicing (US) Inc. is incorporated herein by reference to Post-Effective Amendment No.
80 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on April 28,
2020 (“PEA No. 80”).

11.
Amendment No. 8 to Transfer Agency and Shareholder Services Agreement with BNY Mellon
Investment Servicing (US) Inc. is incorporated herein by reference to Post-Effective Amendment No.
84 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on January 26,
2021 (“PEA No. 84”).

	12.	Amendment No. 9 to Transfer Agency and Shareholder Services Agreement with BNY Mellon Investment Servicing (US) Inc. is incorporated herein by reference to PEA No. 87.
	13.	Amendment No. 10 to Transfer Agency and Shareholder Services Agreement with BNY Mellon Investment Servicing (US) Inc. is filed herewith as Exhibit EX-99(h)(13).
	14.	Transfer on Death Exception Procedures Agreement with BNY Mellon Investment Servicing (US) Inc. is incorporated herein by reference to PEA No. 80.
(i)		Legal Opinion. Opinion of Stradley Ronon Stevens & Young, LLP is filed herewith as Exhibit EX-99(i).
(j)		Other Opinions.
	1.	Powers of Attorney. Power of Attorney for William Craig George, dated November 7, 2019, is incorporated herein by reference to PEA No. 79.
	2.	Power of Attorney for Randall T. Hahn, D.Min, dated November 7, 2019, is incorporated herein by reference to PEA No. 79.
	3.	Power of Attorney for Grady R. Hazel, dated November 7, 2019, is incorporated herein by reference to PEA No. 79.
	4.	Power of Attorney for David B. McMillan, dated November 7, 2019, is incorporated herein by reference to PEA No. 79.
	5.	Power of Attorney for Franklin R. Morgan, dated November 7, 2019, is incorporated herein by reference to PEA No. 79.
	6.	Power of Attorney for Ronald D. Murff, dated November 7, 2019, is incorporated herein by reference to PEA No. 79.
7.
Power of Attorney for Thomas G. Evans, dated May 1, 2020, is incorporated herein by reference to
Post-Effective Amendment No. 82 to the Registration Statement on Form N-1A (No. 333-53432)
filed with the SEC on May 20, 2020.

	8.	Power of Attorney for David Cox, Sr., dated October 15, 2020, is incorporated herein by reference to PEA No. 83.
(k)		Omitted Financial Statements. Not Applicable.
(l)
Initial Capital Agreements.
Letter Agreement with GuideStone Financial Resources of the Southern Baptist Convention
(formerly, Annuity Board of the Southern Baptist Convention) is incorporated herein by reference to
Pre-Effective Amendment No. 2.

(m)		Rule 12b-1 Plan. None.
(n)		Rule 18f-3 Plan. Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 is filed herewith as Exhibit EX-99(n)(1).
(p)		Codes of Ethics.
	1.	Code of Ethics of GuideStone Capital Management, LLC and GuideStone Funds is incorporated herein by reference to PEA No. 84.
2.
Code of Ethics of Parametric Portfolio Associates LLC is incorporated herein by reference to Post-
Effective Amendment No. 85 to the Registration Statement on N-1A (No. 333-53432) filed with the
SEC on March 1, 2021.

3.	Code of Ethics of Legal & General Investment Management America, Inc. is incorporated herein by reference to PEA No. 87.

Item 29.
PERSONS CONTROLLED BY OR UNDER COMMON CONTROL OF THE FUND.
Company	Controlling Person(s) of Company	% of Voting Securities Owned by Controlling Person(s) (or other basis of control)	State of Organization of Company
GuideStone Funds	GuideStone Financial Resources	91.6%	Delaware
GuideStone Advisors	GuideStone Financial Resources	Sole Member	Texas
GuideStone Advisors, LLC	GuideStone Advisors	80.0%; Manager	Texas
GuideStone Agency Services	GuideStone Financial Resources	Sole Member	Texas
GuideStone Capital Management, LLC	GuideStone Investment Services	60.0%; Manager	Texas
	GuideStone Resource Management, Inc.	40.0%
GuideStone Financial Services	GuideStone Financial Resources	Sole Member	Texas
GuideStone Investment Services	GuideStone Financial Resources	Sole Member	Texas
GuideStone Resource Management, Inc.	GuideStone Financial Resources	100.0%	Texas
GuideStone Risk Management Co.	GuideStone Financial Resources	Sole Member	Vermont
GuideStone Trust Services	GuideStone Financial Resources	Sole Member	Texas
Item 30.
INDEMNIFICATION.
A Delaware statutory trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 3 of the Trust Instrument provides that, subject to the exceptions and limitations contained therein, every person who is, or has been, a Trustee or an officer, employee or agent of the Registrant (a "Covered Person") shall be indemnified by the Registrant and each series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any investigation, claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof. As used therein, the words "investigation," "claim," "action," "suit" or "proceeding" shall apply to all investigations, claims, actions, suits or proceedings (civil, criminal, investigative or other, including appeals), whether formal or informal, actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorney's fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities whatsoever. To the extent required under the Investment Company Act of 1940 (the "1940 Act"), but only to such extent, no indemnification shall be provided thereunder to a Covered Person: who shall have been finally adjudicated by a court or body before which the proceeding was brought to be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office; or in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office by the court or other body approving the settlement, by at least a majority of those Trustees who are neither "interested persons" of the Registrant (within the meaning of section 2(a)(19) of the 1940 Act) nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry), or by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).
Pursuant to Article IX, Section 4 of the Trust Instrument, if any present or former shareholder of any series (“Series”) of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.
Section 12 of the Advisory Agreement between the Adviser and the Registrant provides that the Adviser shall not be liable for any loss due solely to a mistake of investment judgment, but shall be liable for any loss which is incurred by reason of an act or omission of its employee, partner, director or affiliate, if such act or omission involves willful misfeasance, bad faith or gross negligence, or breach of its duties or obligations thereunder, whether express or implied; provided, that this shall not be deemed a limitation or waiver of any obligation or duty that may not by law be limited or waived.
Section 5 of the Advisory Agreement between the Adviser and the Registrant provides that the Adviser shall indemnify the Registrant or any of its trustees, officers, employees or affiliates for all losses, damages, liabilities, costs and expenses (including legal) (“Losses”) incurred by the Registrant by reason of or arising out of any act or omission by the Adviser under the Agreement, or any breach of warranty, representation or agreement thereunder, except to the extent that such Losses arise as a result of the negligence, gross negligence, willful misfeasance or bad faith of the Registrant. Section 5 further provides that the Registrant shall indemnify the Adviser or any of its directors, officers, employees or affiliates for all Losses incurred by the Adviser by reason of or arising out of any act or omission by the Registrant under the Agreement, or any breach of warranty, representation or agreement thereunder, except to the extent that such Losses arise as a result of the negligence, gross negligence, willful misfeasance or bad faith of the Adviser or the Adviser’s breach of fiduciary duty to the Registrant.
Section 8 of the Sub-Advisory Agreements among the Registrant, the Adviser and each Sub-Adviser to one or more Series, provides that the Sub-Adviser shall not be liable for any loss due solely to a mistake of investment judgment, but shall be liable for any loss which is incurred by reason of an act or omission of its employee, partner, director or affiliate, if such act or omission involves willful misfeasance, bad faith or gross negligence in the performance of its duties, or its reckless disregard of its obligations and duties under this Agreement. Nothing in this paragraph shall be deemed a limitation or waiver of any obligation or duty that may not by law be limited or waived.
Section 9 of the Sub-Advisory Agreements among the Registrant, the Adviser and each Sub-Adviser to one or more Series provides that the Registrant and the Adviser shall indemnify the Sub-Adviser and any of its directors, officers, employees and affiliates for all losses, claims, damages, liabilities and costs (including reasonable legal and other expenses) (“Losses”) incurred by the Sub-Adviser by reason of or arising out of any act or omission by the Registrant and the Adviser under the Agreement, if such act or omission involves the Registrant's or the Adviser's willful misfeasance, bad faith or gross negligence in the performance of its duties, or its reckless disregard of its obligations and duties under the Agreement, or any breach of warranty, representation or agreement thereunder, except to the extent that such Losses arise as a result of the Sub-Adviser's willful misfeasance, bad faith, or gross negligence in the performance of its duties, or its reckless disregard of its obligations and duties under the Agreement.
Section 9 also provides that the Sub-Adviser shall indemnify the Registrant and the Adviser and any of their directors, officers, employees and affiliates for all Losses incurred by the Registrant and the Adviser by reason of or arising out of any act or omission by the Sub-Adviser under the Agreement if such act or omission involves the Sub-Adviser's willful misfeasance, bad faith, or gross negligence in the performance of its duties, or its reckless disregard of its obligations and duties under this Agreement, or any breach of warranty, representation or agreement thereunder, except to the extent that such Losses arise as a result of the Adviser's or the Registrant's willful misfeasance, bad faith, or gross negligence in the performance of its duties, or its reckless disregard of its obligations and duties under this Agreement.
Section 10 of the Underwriting Agreement between the Registrant and Foreside Funds Distributors LLC (“the Distributor”) provides that the Registrant agrees to indemnify and hold harmless the Distributor and its affiliates from all taxes, charges, expenses, assessments, claims and liabilities (including, without limitation, attorneys' fees and disbursements and liabilities arising under the Securities Laws and any state and foreign securities and blue sky laws) arising directly or indirectly from any action or omission to act which the Distributor takes under the Agreement. Neither the Distributor, nor any of its affiliates shall be indemnified against any liability caused by the Distributor’s or its affiliates’ own willful misfeasance, bad faith, negligence, gross negligence or reckless disregard of its duties and obligations under the Agreement.
Section 20 of the Underwriting Agreement between the Registrant and the Distributor provides that the Distributor is “expressly put on notice of the limitation of shareholder liability as set forth in the Trust’s Declaration of Trust and notice is hereby given that this Agreement is executed on behalf of the Trustees of the Trust as Trustees and not individually and that the obligations of this Agreement are not binding upon any of the Trustees or Shareholders individually but are binding only upon the assets and property of the Trust.”
Mutual fund and trustees and officers liability policies purchased by the Registrant insure such persons and their respective trustees, partners, officers and employees, subject to the policies’ coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.
Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, (“1933 Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.
Item 31.
BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISERS.
1.
GuideStone Capital Management, LLC
GuideStone Capital Management, LLC (“GSCM”) is located at 5005 Lyndon B. Johnson Freeway, Suite 2200, Dallas,
Texas 75244. GSCM is a Texas non-profit corporation, is a registered investment adviser and offers investment management services to investment companies and other types of investors. Information regarding other business, profession, vocation or employment of a substantial nature as to the firm’s officers is as follows:

	Name and Position with Adviser	Other Company	Position with Other Company
	David S. Spika President and Chief Investment Officer	GuideStone Financial Resources	Vice President, Chief Investment Officer
	Patrick Pattison Vice President and Treasurer	GuideStone Financial Resources	Chief Accounting Officer
	Brandon Pizzurro Vice President – Investment Officer	GuideStone Financial Resources	Director of Public Investments
	Melanie Childers Vice President – Fund Operations and Secretary	GuideStone Financial Resources	Managing Director, Fund Operations
	Matthew A. Wolfe Chief Compliance Officer	GuideStone Financial Resources	Managing Director, Compliance and Legal
	Reagan Bennos Risk Officer	GuideStone Financial Resources	Senior Manager, Investment Regulatory Risk
2.
Legal & General Investment Management America, Inc.
Legal & General Investment Management America, Inc. is located at 71 South Wacker Drive, Suite 800, Chicago,
Illinois 60606 and is registered with the SEC under the Investment Advisers Act of 1940, as amended. Information as to the directors and executive officers during the past two fiscal years is as follows:

	Name and Position with Adviser	Other Company	Position with Other Company
	Michelle Scrimgeour Director	Legal & General Investment Management (Holdings) Ltd.	Director of affiliated entity
		Legal & General Investment Management Ltd.	Director of affiliated entity
		Legal & General Investment Management United States (Holdings), Inc.	Director of affiliated entity
		Legal & General Investment Management Japan K.K.	Director of affiliated entity
		LGIM International Ltd.	Director of affiliated entity
		The Investment Association	Board Member
		FCA Practitioner Panel	Member
	Aaron Meder CEO, Director	Legal & General Investment Management United States (Holdings), Inc.	Director of affiliated entity
		Legal & General Investment Management Ltd.	Management Committee member of affiliated entity.
		CFA Society of Chicago	Director
	Don Andrews Head of Distribution and Client Solutions, Director	Legal & General Investment Management United States (Holdings), Inc.	Director of affiliated entity
		Ledgeview Commercial Partners, LLC	Founding Member

	Lafayette Holdings, LLC	Founding Member/Manager
	Rock Rimmon Holdings, LLC	Founding Member/Manager
	Kigali Farm, LLC	Founding Member
	Croydon Holdings, LLC	Member/Manager
	Derryfield Holdings, LLC	Founding Member
	Sweeney Holdings, LLC	Founding Member
	Enright Holdings, LLC	Founding Member
	Ascutney Holdings II, LLC	Founding Member
	Ascutney Holdings, LLC	Founding Member
John Bender Chief Investment Officer, Director	Legal & General Investment Management United States (Holdings), Inc.	Director of affiliated entity
BethAnne Panos Head of Human Resources, Director	Legal & General Investment Management United States (Holdings), Inc.	Director of affiliated entity
Pat Ryan Chief Financial Officer, Director	Legal & General Investment Management United States (Holdings), Inc.	Director of affiliated entity
Christine Smith Chief Operating Officer, Director	Legal & General Investment Management United States (Holdings), Inc.	Director of affiliated entity
Emma Rodriguez-Ayala Chief Compliance Officer & General Counsel, Secretary	Legal & General Investment Management United States (Holdings), Inc.	Director of affiliated entity
	Association of Latino Professionals for America, Inc.	Member of the Chicago Board of Directors, Non-Profit Board. Ms. Rodriguez-Ayala stepped down from the Board the end of 2020.
	Metropolitan Planning Council	Member of the Board of Governors, Non-Profit Board
	WTTW/Chicago PBS and WFMT Chicago	Member of the Board of Trustees, Non-Profit Board
	Angeles Investors	Board Member, Non-Profit Board
Item 32
PRINCIPAL UNDERWRITERS
(a)
Foreside Funds Distributors LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the 1940 Act, as amended:
Fairholme Funds, Inc.
FundVantage Trust
GuideStone Funds
Matthews International Funds (d/b/a Matthews Asia Funds)
New Alternatives Fund
Old Westbury Funds, Inc.
The Torray Fund
Versus Capital Multi-Manager Real Estate Income Fund LLC (f/k/a Versus Global Multi-Manager

Real Estate Income Fund LLC)
Versus Capital Real Assets Fund LLC
(b)
The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, ME 04101.
Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	President/Manager	None
Christopher Lanza	Three Canal Plaza, Suite 100 Portland, ME 04101	Vice President	None
Kate Macchia	Three Canal Plaza, Suite 100 Portland, ME 04101	Vice President	None
Susan K. Moscaritolo	Three Canal Plaza, Suite 100 Portland, ME 04101	Vice President and Chief Compliance Officer	None
Kelly B. Whetstone	Three Canal Plaza, Suite 100 Portland, ME 04101	Secretary	None
Susan L. LaFond	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Treasurer	None
(c)
Not applicable.
Item 33.
LOCATION OF ACCOUNTS AND RECORDS.
The books and other documents required by paragraph (b)(4) of Rule 31a-1 under the Investment Company Act of 1940, as amended are maintained in the physical possession of GuideStone Capital Management, LLC, the Registrant’s investment adviser, 5005 Lyndon B. Johnson Freeway, Suite 2200, Dallas, TX 75244. Other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of the Registrant’s transfer agent, BNY Mellon Investment Servicing, 103 Bellevue Parkway, Wilmington, DE 19809; administration agent and accounting agent, The Northern Trust Company, 333 South Wabash Avenue, Chicago, IL 60604 and 801 South Canal Street, Chicago, IL 60607; and the Registrant’s sub-advisers at their respective locations shown in the Statement of Additional Information.
Item 34.
MANAGEMENT SERVICES.
Not Applicable.
Item 35.
UNDERTAKINGS.
Not Applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, (“1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-1A, pursuant to Rule 485(b) under the 1933 Act, and has duly caused this Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Dallas, State of Texas, on the 30th day of August, 2022.
GUIDESTONE FUNDS
By: /s/ John R. Jones
John R. Jones President
Pursuant to the requirements of the 1933 Act, the following persons in the capacities and on the dates indicated have signed this Registration Statement below.
/s/ William Craig George*	Trustee, Chairman of the Board	August 30, 2022
William Craig George
/s/ David Cox, Sr.*	Trustee	August 30, 2022
David Cox, Sr.
/s/ Thomas G. Evans*	Trustee	August 30, 2022
Thomas G. Evans
/s/ Randall T. Hahn, D.Min.*	Trustee	August 30, 2022
Randall T. Hahn, D.Min.
/s/ Grady R. Hazel*	Trustee	August 30, 2022
Grady R. Hazel
/s/ David B. McMillan*	Trustee	August 30, 2022
David B. McMillan
/s/ Franklin R. Morgan*	Trustee	August 30, 2022
Franklin R. Morgan
/s/ Ronald D. Murff*	Trustee	August 30, 2022
Ronald D. Murff
/s/ Patrick Pattison	Vice President and Treasurer	August 30, 2022
Patrick Pattison	(principal financial officer)
*By: /s/ John R. Jones	Attorney-in-Fact	August 30, 2022
John R. Jones